                       1933 Act Registration No. 002-11387
                       1940 Act Registration No. 811-00558

   As filed with the Securities and Exchange Commission on November 30, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.  ______
                       Post-Effective Amendment No. __84__

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No. ______

                        (Check appropriate box or boxes)

                            FORTIS SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
               (Address of Principal Executive Offices, Zip Code)

                                 (651) 738-4000
              (Registrant's Telephone Number, including Area Code)

                             Scott R. Plummer, Esq.
                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                     (Name and Address of Agent for Service)

                                    COPY TO:
                          Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             50 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (specify date) pursuant to paragraph (b) of Rule 485
_____ 75 days after filing pursuant to paragraph (a) of Rule 485
__x__ on December 1, 2001 pursuant to paragraph (a) of Rule 485
_____ 60 days after filing pursuant to paragraph (a) of Rule 485

Pursuant to Rule 414 under the Securities Act of 1933, as amended, Fortis Series Fund, Inc., as successor issuer of Fortis Equity Portfolios, Inc., is filing this amendment to the registration statement of Fortis Equity Portfolios, Inc. and expressly adopts the registration statement of Fortis Equity Portfolios, Inc. as its own for all purposes of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.

Fortis Funds Prospectus



December 1, 2001


- Fortis Money Fund

- Fortis Tax Free National Portfolio

- Fortis Tax Free Minnesota Portfolio

- Fortis U.S. Government Securities Fund

- Fortis Strategic Income Fund

- Fortis High Yield Portfolio

- Fortis Asset Allocation Portfolio

- Fortis Value Fund

- Fortis Growth & Income Fund

- Fortis Capital Fund

- Fortis Growth Fund

- Fortis Capital Appreciation Portfolio

- Fortis Global Growth Portfolio

- Fortis International Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any statement to the contrary is a criminal offense.

Mailing address:
P.O. Box 64387

St. Paul, Minnesota 55164-0387


Street address:
500 Bielenberg Drive
Woodbury, Minnesota 55125-1400

Telephone: (651) 738-4000
Toll free: (800) 800-2000, extension 3012

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE
Introduction................................................      1
The Funds...................................................      3
  Fortis Money Fund.........................................      3
  Fortis Tax Free Funds.....................................      6
     National Portfolio.....................................      6
     Minnesota Portfolio....................................      9
  Fortis Bond Funds.........................................     12
     U.S. Government Securities Fund........................     12
     Strategic Income Fund..................................     15
     High Yield Portfolio...................................     19
  Fortis Stock Funds........................................     22
     Asset Allocation Portfolio.............................     22
     Value Fund.............................................     26
     Growth & Income Fund...................................     29
     Capital Fund...........................................     32
     Growth Fund............................................     35
     Capital Appreciation Portfolio.........................     38
  Fortis Worldwide Portfolios...............................     41
     Global Growth Portfolio................................     41
     International Equity Portfolio.........................     44
Shareholder Information.....................................     47
  Choosing a Share Class....................................     47
  Determining Your Purchase Price...........................     49
  How to Buy Shares.........................................     51
  How to Sell Shares........................................     53
  Dividends and Distributions...............................     56
  Tax Considerations........................................     56
  Shareholder Inquiries.....................................     57
Fund Management.............................................     58
  The Investment Manager....................................     58
  The Investment Sub-Advisers...............................     58
  Management Fees...........................................     58
  Portfolio Managers of the Funds...........................     60
More Information on Fund Objectives, Investment Strategies
  and Risks.................................................     61
  Fund Objectives...........................................     61
  Investment Risks Generally................................     61
  Tax Consequences of Portfolio Trading Practices...........     62
  Additional Investment Strategies and Risks................     63
Financial Highlights........................................     64
     Fortis Money Fund......................................     64
     Fortis Tax-Free Funds..................................     65
     Fortis Bond Funds......................................     67
     Fortis Stock Funds.....................................     70
     Fortis Worldwide Portfolios............................     76
Privacy Policy ................................... Inside Back Cover

INTRODUCTION
--------------------------------------------------------------------------------

This prospectus covers the following funds in the Fortis Fund Family (the "Fortis funds" or the "funds"):

FORTIS MONEY FUND                                       FORTIS STOCK FUNDS
FORTIS TAX FREE FUNDS                                   Asset Allocation Portfolio
  National Portfolio                                    Value Fund
  Minnesota Portfolio                                   Growth and Income Fund
FORTIS BOND FUNDS                                       Capital Fund
  U.S. Government Securities Fund                       Growth Fund
  Strategic Income Fund                                 Capital Appreciation Portfolio
  High Yield Portfolio                                  FORTIS WORLDWIDE PORTFOLIOS
                                                        Global Growth Portfolio
                                                        International Equity Portfolio


Hartford Investment Financial Services Company ("HIFSCO") is the funds' investment manager. The Hartford Investment Management Company ("HIMCO") is the investment sub-adviser to Fortis Money Fund, Fortis Tax-Free Funds and Fortis Bond Funds. Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to Fortis Stock Funds and Fortis Worldwide Portfolios.



The Fortis funds are a part of The Hartford family of mutual funds ("The Hartford Fund Family"). As described below, Strategic Income Fund is now closed to new shareholders, new accounts and additional investments. In addition, on or about February 15, 2002, certain of the Fortis funds will be reorganized into similar funds within The Hartford Fund Family. At the same time, existing share classes of the Fortis Tax Free Funds, U.S. Government Securities Fund, Value Fund, Capital Fund, Growth Fund and Capital Appreciation Portfolio will be closed to new accounts and new shareholders and these funds will be offered through new share classes.


REORGANIZATION OF CERTAIN FORTIS FUNDS INTO HARTFORD FUNDS


The Board of Directors of the funds has approved the reorganization of certain Fortis funds into similar funds in The Hartford Fund Family. In each case, the Hartford fund will acquire all of the assets of the Fortis fund, and Fortis fund shareholders will receive shares of the Hartford fund in exchange for their Fortis fund shares. Each reorganization must be approved by shareholders of the reorganizing Fortis fund.



EFFECTIVE DECEMBER 31, 2001, THE FORTIS FUNDS INVOLVED IN THE PROPOSED REORGANIZATIONS, EXCEPT FORTIS MONEY FUND, WILL BE CLOSED TO NEW SHAREHOLDERS AND NEW ACCOUNTS. SHAREHOLDERS IN THE REORGANIZING FORTIS FUNDS AS OF DECEMBER 31, 2001 MAY CONTINUE TO ADD TO THEIR ACCOUNTS AFTER THAT DATE.



Fortis fund shareholders will be asked to approve the following fund combinations at a special meeting of the funds' shareholders, to be held on or about January 31, 2002.


             FORTIS FUND                      REORGANIZES INTO                         HARTFORD FUND
             -----------                      ----------------                         -------------
Fortis Asset Allocation Portfolio                                      The Hartford Advisers Fund
Fortis High Yield Portfolio                                            The Hartford High Yield Fund
Fortis Global Growth Portfolio                                         The Hartford Global Leaders Fund
Fortis International Equity Portfolio                                  The Hartford International Opportunities Fund
Fortis Growth & Income Fund                                            The Hartford Growth and Income Fund
Fortis Money Fund                                                      The Hartford Money Market Fund

Upon completion of the fund combinations, Fortis fund shareholders will receive the following:

     - Class A, B and C shareholders of each Fortis fund will receive Class A, B or C shares, respectively, of the corresponding Hartford Fund;

     - Class H shareholders of each Fortis Fund will receive Class B shares of the corresponding Hartford Fund; and

     - Class Z shareholders of Fortis Asset Allocation Portfolio will receive Class A shares of The Hartford Advisers Fund.


The targeted effective date for the reorganizations is February 19, 2002.

CLOSURE OF FORTIS STRATEGIC INCOME FUND


STRATEGIC INCOME FUND HAS NOT BEEN ABLE TO REACH THE LEVEL OF ASSETS NECESSARY TO BE ECONOMICALLY VIABLE. THEREFORE, THE STRATEGIC INCOME FUND WAS CLOSED TO NEW SHAREHOLDERS, NEW ACCOUNTS AND ADDITIONAL INVESTMENTS BY EXISTING SHAREHOLDERS ON OCTOBER 1, 2001, WHILE MANAGEMENT EVALUATES THE OPTIONS AVAILABLE WITH RESPECT TO THE FUND.


Shareholders of the Strategic Income Fund will receive more information on that fund's status in the near future. In the meantime, Strategic Income Fund continues to be actively managed according to its investment objectives.

THE FUNDS
--------------------------------------------------------------------------------

This section describes the objectives, principal investment strategies and principal risks of the funds. This section also provides you with information on how the funds have performed and on fund expenses. For more information, please read the section entitled "More Information on the Funds."

An investment in the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

FORTIS MONEY FUND

OBJECTIVE

Money Fund's objective is to maximize current income to the extent consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maintain a stable net asset value per share of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, are determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

PRINCIPAL RISKS


The primary risks of the fund are manager risk, interest rate risk, credit risk, income risk and inflation risk.



Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.


A rise in interest rates could cause a fall in the value of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, affecting the value and, potentially, the likelihood of repayment, of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Inflation risk refers to the risk that, even if the principal value of an investment in the fund remains constant, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your fund shares may decline.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

FUND PERFORMANCE

The bar chart and table below provide you with information on Money Fund's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             5.59
1992                                                                             3.06
1993                                                                             2.29
1994                                                                             3.45
1995                                                                             5.17
1996                                                                             4.68
1997                                                                             4.78
1998                                                                             4.82
1999                                                                             4.49
2000                                                                              5.7


       * The fund's total return for the period January 1, 2001 through September 30, 2001 was 3.00%.



BEST QUARTER:          1.56%   (quarter ended March 31, 1991)
WORST QUARTER:         0.54%   (quarter ended September 30, 1993)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                    TEN            SINCE
                                                         ONE          FIVE         YEARS         INCEPTION+
                                                         YEAR        YEARS        CLASS A      CLASS B, H, C
                                                         ----        -----        -------      -------------
Class A shares.....................................      5.70%        4.89%        4.40%             n/a
Class B shares*....................................      1.27%        3.78%         n/a             4.18%
Class H shares*....................................      1.25%        3.80%         n/a             4.18%
Class C shares*....................................      3.84%        4.38%         n/a             4.46%


       -------------------------------------

       + Inception date November 14, 1994.



       *With CDSC. Assumes redemption on December 31, 2000.


SEVEN-DAY YIELD FOR PERIOD ENDING DECEMBER 31, 2000: 5.79% for Class A, 4.96% for Class B and 4.98% for Class H & C.

You can obtain the fund's current yield by calling 1-800-800-2000, extension
3012.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Money Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended September 30, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................      none       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees(1)........................................     0.40%      0.40%      0.40%
  Distribution and/or service (12b-1) fees(2)...............     0.20%      1.00%      1.00%
  Other expenses............................................     0.20%      0.20%      0.20%
  Total annual fund operating expenses......................     0.80%      1.60%      1.60%


------------------------------
(1) Does not include an amount payable under the fund's investment management agreement with HIFSCO that has been characterized as a distribution fee. See footnote (2).

(2) For each class, the amount indicated as a distribution and/or service fee includes an amount equal to 0.20% of average net assets that is payable under the fund's investment management agreement with HIFSCO.

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          CLASS B/H                      CLASS C
                                                           SHARES                        SHARES
                                                          ASSUMING       CLASS B/H      ASSUMING        CLASS C
                                                         REDEMPTION       SHARES       REDEMPTION       SHARES
                                              CLASS A     AT END OF     ASSUMING NO     AT END OF     ASSUMING NO
                                              SHARES     EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION
                                              -------    -----------    -----------    -----------    -----------
1 year....................................    $   82       $  523         $  163         $  263         $  163
3 years...................................       255          775            505            505            505
5 years...................................       444        1,051            871            871            871
10 years..................................       990        1,686          1,686          1,900          1,900

FORTIS TAX-FREE FUNDS

NATIONAL PORTFOLIO

OBJECTIVE

The objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the fund.

PRINCIPAL INVESTMENT STRATEGIES


The fund pursues its objective by primarily investing in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its total assets in securities that generate interest that is not includable in gross income for federal income tax purposes and is not an item of tax preference for purposes of the federal alternative minimum tax.



The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 90% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by either Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Services ("S&P") (AAA, AA, A, BBB) or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within the four highest grades. Although National Portfolio does not have a maximum maturity term restriction, the fund tends to have an average maturity within the range represented by the Lehman Brothers Municipal Bond Index. As of September 30, 2001, this range was between 12 and 17 years.


The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geography. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's performance.

PRINCIPAL RISKS

The major factors affecting the fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.


The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be required to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

FUND PERFORMANCE

The bar chart and table below provide you with information on National Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class E shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             12.97
1992                                                                              8.88
1993                                                                             12.31
1994                                                                             -5.17
1995                                                                             15.86
1996                                                                              3.17
1997                                                                              8.73
1998                                                                              5.23
1999                                                                             -3.66
2000                                                                             11.62


       * The fund's total return for the period January 1, 2001 through September 30, 2001 was 4.94%.



BEST QUARTER:          6.23%   (quarter ended March 31, 1995)
WORST QUARTER:        -5.32%   (quarter ended March 31, 1994)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                                    SINCE
                                                                                 TEN YEARS       INCEPTION+
                                                       ONE YEAR    FIVE YEARS     CLASS E     CLASS A, B, H, C
                                                       --------    ----------    ---------    ----------------
Class A shares.....................................      6.27%        3.68%         n/a             6.14%
Class E shares.....................................      6.60%        3.92%        6.29%             n/a
Class B shares*....................................      6.86%        3.54%         n/a             6.12%
Class H shares*....................................      6.86%        3.52%         n/a             6.12%
Class C shares*....................................      9.47%        3.83%         n/a             6.10%
Lehman Brothers Municipal Bond Index**.............     11.68%        7.69%        7.31%            7.12%


       -------------------------------------

         +Inception date November 14, 1994.

         * With CDSC. Assumes redemption on December 31, 2000.

        ** An unmanaged index of municipal bonds with maturities greater than two years.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of National Portfolio. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended September 30, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C    CLASS E
                                                                SHARES     SHARES     SHARES     SHARES
                                                                -------    -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.50%       none       none      4.50%
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none*     4.00%      1.00%       none*
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.79%      0.79%      0.79%      0.79%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%       none
  Other expenses............................................     0.18%      0.18%      0.18%      0.18%
  Total annual fund operating expenses......................     1.22%      1.97%      1.97%      0.97%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A and Class E shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                   CLASS B/H                      CLASS C
                                                    SHARES                        SHARES
                                                   ASSUMING       CLASS B/H      ASSUMING        CLASS C
                                                  REDEMPTION       SHARES       REDEMPTION       SHARES
                                       CLASS A     AT END OF     ASSUMING NO     AT END OF     ASSUMING NO    CLASS E
                                       SHARES     EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION     SHARES
                                       -------    -----------    -----------    -----------    -----------    -------
1 year.............................    $  569       $  560         $  200         $  300         $  200       $  545
3 years............................       820          888            618            618            618          745
5 years............................     1,090        1,242          1,062          1,062          1,062          962
10 years...........................     1,861        2,102          2,102          2,296          2,296        1,586

MINNESOTA PORTFOLIO

OBJECTIVE

The objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the fund.

PRINCIPAL INVESTMENT STRATEGIES


The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its total assets in securities that generate interest that is not includable in federal gross income or in taxable net income of individuals, estates, and trusts for Minnesota income tax purposes and is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax.



The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 90% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A, BBB) or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest grades. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the range represented by the Lehman Brothers Municipal Bond Index. As of September 30, 2001, this range was between 12 and 17 years.


The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's performance.

PRINCIPAL RISKS

The major factors affecting the fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be required to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

FUND PERFORMANCE

The bar chart and table below provide you with information on Minnesota Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class E shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             10.61
1992                                                                              8.74
1993                                                                             11.52
1994                                                                             -4.25
1995                                                                             14.09
1996                                                                              2.99
1997                                                                              7.76
1998                                                                              5.76
1999                                                                             -2.57
2000                                                                             10.54


       * The fund's total return for the period January 1, 2001 through September 30, 2001 was 4.70%.



BEST QUARTER:          5.67%   (quarter ended March 31, 1995)
WORST QUARTER:        -4.99%   (quarter ended March 31, 1994)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                                    SINCE
                                                                                 TEN YEARS       INCEPTION+
                                                       ONE YEAR    FIVE YEARS     CLASS E     CLASS A, B, H, C
                                                       --------    ----------    ---------    ----------------
Class A shares.....................................      5.24%        3.57%         n/a             5.64%
Class E shares.....................................      5.57%        3.84%        5.87%             n/a
Class B shares*....................................      5.80%        3.47%         n/a             5.62%
Class H shares*....................................      5.88%        3.46%         n/a             5.66%
Class C shares*....................................      8.38%        3.75%         n/a             5.64%
Lehman Brothers Municipal Bond Index**.............     11.68%        7.69%        7.31%            7.53%


       -------------------------------------

         +Inception date November 14, 1994.


         * With CDSC. Assumes redemption on December 31, 2000.


        ** An unmanaged index of municipal bonds with maturities greater than two years.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Minnesota Portfolio. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended September 30, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C    CLASS E
                                                                SHARES     SHARES     SHARES     SHARES
                                                                -------    -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.50%       none       none      4.50%
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none*     4.00%      1.00%       none*
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.72%      0.72%      0.72%      0.72%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%       none
  Other expenses............................................     0.13%      0.13%      0.13%      0.13%
  Total annual fund operating expenses......................     1.10%      1.85%      1.85%      0.85%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A and Class E shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                   CLASS B/H                      CLASS C
                                                    SHARES                        SHARES
                                                   ASSUMING       CLASS B/H      ASSUMING        CLASS C
                                                  REDEMPTION       SHARES       REDEMPTION       SHARES
                                       CLASS A     AT END OF     ASSUMING NO     AT END OF     ASSUMING NO    CLASS E
                                       SHARES     EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION     SHARES
                                       -------    -----------    -----------    -----------    -----------    -------
1 year.............................    $  557       $  548         $  188         $  288         $  188       $  533
3 years............................       784          852            582            582            582          709
5 years............................     1,029        1,181          1,001          1,001          1,001          900
10 years...........................     1,730        1,973          1,973          2,169          2,169        1,452

FORTIS BOND FUNDS

U.S. GOVERNMENT SECURITIES FUND

OBJECTIVE

U.S. Government Securities Fund has an objective of maximizing total return while providing shareholders with a level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES


The fund pursues its objective by investing primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests in both U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund will invest at least 65% of its total assets in these securities under normal circumstances. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.


To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates.

PRINCIPAL RISKS

The major factors affecting the fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.


Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of the fund's securities.


The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Any U.S. Government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's securities.

FUND PERFORMANCE

The bar chart and table below provide you with information on U.S. Government Securities Fund's volatility and performance. The bar chart shows you how performance of the fund's Class E shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. Sales loads are reflected in the table which compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             13.89
1992                                                                              5.59
1993                                                                              8.31
1994                                                                             -5.64
1995                                                                             15.97
1996                                                                              3.36
1997                                                                              8.86
1998                                                                              8.52
1999                                                                             -1.99
2000                                                                              11.5


       * The fund's total return for the period from January 1, 2001 through September 30, 2001 was 7.94%.



BEST QUARTER:          5.33%   (quarter ended September 30, 1991)
WORST QUARTER:        -3.60%   (quarter ended March 31, 1994)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                              SINCE INCEPTION+
                                                       ONE YEAR    FIVE YEARS    TEN YEARS    CLASS A, B, H, C
                                                       --------    ----------    ---------    ----------------
Class A shares.....................................      6.19%        4.68%         n/a             6.46%
Class E shares.....................................      6.48%        4.96%        6.15%             n/a
Class B shares**...................................      6.86%        4.61%         n/a             6.48%
Class H shares**...................................      6.87%        4.58%         n/a             6.46%
Class C shares**...................................      9.60%        4.89%         n/a             6.46%
Lehman Brothers Intermediate Government Index*.....     10.47%        6.19%        7.19%            7.28%


       -------------------------------------

         +Inception date November 14, 1994.


         * An unmanaged index of government bonds with maturities of between one and ten years.


        ** With CDSC. Assumes redemption on December 31, 2000.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of U.S. Government Securities Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended July 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C    CLASS E
                                                                SHARES     SHARES     SHARES     SHARES
                                                                -------    -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.50%       none       none      4.50%
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none*     4.00%      1.00%       none*
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.72%      0.72%      0.72%      0.72%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%       none
  Other expenses............................................     0.07%      0.07%      0.07%      0.07%
  Total annual fund operating expenses......................     1.04%      1.79%      1.79%      0.79%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A and Class E shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                   CLASS B/H                      CLASS C
                                                    SHARES                        SHARES
                                                   ASSUMING       CLASS B/H      ASSUMING        CLASS C
                                                  REDEMPTION       SHARES       REDEMPTION       SHARES
                                       CLASS A     AT END OF     ASSUMING NO     AT END OF     ASSUMING NO    CLASS E
                                       SHARES     EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION     SHARES
                                       -------    -----------    -----------    -----------    -----------    -------
1 year.............................    $  551       $  542         $  182         $  282         $  182       $  527
3 years............................       766          833            563            563            563          691
5 years............................       998        1,150            970            970            970          869
10 years...........................     1,664        1,908          1,908          2,105          2,105        1,384

STRATEGIC INCOME FUND


STRATEGIC INCOME FUND IS CLOSED TO NEW SHAREHOLDERS, NEW ACCOUNTS AND ADDITIONAL INVESTMENTS BY EXISTING SHAREHOLDERS.


OBJECTIVE

Strategic Income Fund's objective is to maximize total return.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by investing primarily in the following three sectors:


     - U.S. GOVERNMENT SECURITIES. The fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.


     - INVESTMENT GRADE AND HIGH YIELD/HIGH RISK FIXED-INCOME SECURITIES OF FOREIGN GOVERNMENTS AND COMPANIES. The fund invests in fixed-income securities issued by (a) foreign governments and their agencies; (b) foreign government-related issuers; (c) supranational organizations; (d) foreign companies; and (e) foreign banks and U.S. branches of foreign banks. These securities may be investment grade, non-investment grade, or unrated securities.

     - HIGH YIELD/HIGH RISK DOMESTIC SECURITIES. The fund invests in non-investment grade fixed-income securities issued by U.S. issuers (or unrated securities HIMCO believes are of comparable quality). These securities are sometimes referred to as "junk bonds" or "high yield/high risk" securities.


The fund may invest without limitation in securities rated as low as Caa by Moody's or CCC by S&P or comparably rated by another nationally recognized rating organization. In addition, up to 10% of the fund's total assets may be invested in "non-performing" securities rated lower than Caa or CCC. Nonperforming securities are highly speculative and may be in default or there may be elements of danger with respect to the payment of principal and interest. The fund may also invest in unrated securities which HIMCO believes are of comparable quality to those rated within the foregoing categories. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the immediate-term range, which is typically defined as between 5 and 10 years.


The fund uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may also seek to invest in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates, favorable developments affecting business, or prospects of the issuer which may improve the issuer's financial condition and credit rating.

PRINCIPAL RISKS

The major factors affecting the fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on perceived financial health of the bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages underlying the fund's mortgage-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-backed securities.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

FUND PERFORMANCE


The bar chart and table below provide you with information on Strategic Income Fund's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. Sales loads are reflected in the table which compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.


               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1998                                                                             3.25
1999                                                                             0.17
2000                                                                              1.7


       * The fund's total return for the period from January 1, 2001 through September 30, 2001 was 3.63%.



BEST QUARTER:          2.23%   (quarter ended March 31, 1998)
WORST QUARTER:        -1.90%   (quarter ended June 30, 1999)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                ONE YEAR    SINCE INCEPTION+
                                                                --------    ----------------
Class A shares..............................................     -2.87%           0.47%
Class B shares**............................................     -2.36%           0.54%
Class H shares**............................................     -2.36%           0.56%
Class C shares**............................................      0.04%           1.29%
Lehman Brothers Aggregate Bond Index*.......................     11.63%           6.53%


       -------------------------------------

         +Inception date December 1, 1997.

         * An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

        ** With CDSC. Assumes redemption on December 31, 2000.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of Strategic Income Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended July 31, 2001.*


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.50%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none**    4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.80%      0.80%      0.80%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%
  Other expenses............................................     0.27%      0.27%      0.27%
  Total annual fund operating expenses......................     1.32%      2.07%      2.07%


------------------------------

 * Actual expenses for the fiscal year were lower than those shown in the table because of voluntary expense reimbursements by Fortis Advisers. Taking these reimbursements into account for the fiscal year ended July 31, 2001, other expenses were 0.05% for each share class and total fund operating expenses were 1.10% of average daily net assets for Class A shares and 1.85% for Classes B, C and H. Expense reimbursements may be discontinued at any time.

** A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          CLASS B/H                      CLASS C
                                                           SHARES                        SHARES
                                                          ASSUMING       CLASS B/H      ASSUMING        CLASS C
                                                         REDEMPTION       SHARES       REDEMPTION       SHARES
                                              CLASS A     AT END OF     ASSUMING NO     AT END OF     ASSUMING NO
                                              SHARES     EACH PERIOD    REDEMPTION     EACH PERIOD    REDEMPTION
                                              -------    -----------    -----------    -----------    -----------
1 year....................................    $  578       $  570         $  210         $  310         $  210
3 years...................................       849          919            649            649            649
5 years...................................     1,141        1,294          1,114          1,114          1,114
10 years..................................     1,969        2,208          2,208          2,400          2,400

HIGH YIELD PORTFOLIO

OBJECTIVE

High Yield Portfolio's objective is to maximize total return.

PRINCIPAL INVESTMENT STRATEGIES


The fund normally invests at least 65% and may invest up to 100% of its portfolio in non-investment grade securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield/high risk securities" or "junk bonds." The fund will invest no more than 10% of its total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity, although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between 5 and 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

The fund uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may also seek to invest in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates, favorable developments affecting the business, or prospects of the issuer which may improve the issuer's financial condition and credit rating.

PRINCIPAL RISKS

The performance of the fund will be affected by interest rates. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

The fund is also subject to credit risk, which depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or governments do not perform as the fund expects, it could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

FUND PERFORMANCE

The bar chart and table below provide you with information on High Yield Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. Sales loads are reflected in the table which compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             56.46
1992                                                                             15.52
1993                                                                             21.82
1994                                                                             -3.49
1995                                                                             12.29
1996                                                                             11.34
1997                                                                              9.49
1998                                                                             -0.07
1999                                                                              2.12
2000                                                                             -7.21


       * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -5.60%.



BEST QUARTER:         25.36%   (quarter ended March 31, 1991)
WORST QUARTER:        -5.33%   (quarter ended December 31, 2000)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                              SINCE INCEPTION+
                                                       ONE YEAR    FIVE YEARS    TEN YEARS     CLASS B, C, H
                                                       --------    ----------    ---------    ----------------
Class A shares.....................................     -11.39%       1.97%        10.15%            n/a
Class B shares**...................................     -10.95%       2.05%          n/a            3.36%
Class H shares**...................................     -10.81%       2.08%          n/a            3.36%
Class C shares**...................................      -8.73%       2.23%          n/a            3.34%
Lehman Brothers High Yield Index*..................      -5.86%       6.62%         9.09%           6.65%


       -------------------------------------

         +Inception date November 14, 1994.

         * An unmanaged index of lower quality, high yield corporate debt securities.

        ** With CDSC. Assumes redemption on December 31, 2000.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of High Yield Portfolio. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended July 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.50%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none*     4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.74%      0.74%      0.74%
  Distribution and/or service (12b-1) fees..................     0.35%      1.00%      1.00%
  Other expenses............................................     0.09%      0.09%      0.09%
  Total annual fund operating expenses......................     1.18%      1.83%      1.83%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  565       $  546         $  186        $  286         $  186
3 years.....................................       808          846            576           576            576
5 years.....................................     1,070        1,170            990           990            990
10 years....................................     1,817        1,978          1,978         2,148          2,148

FORTIS STOCK FUNDS

ASSET ALLOCATION PORTFOLIO

OBJECTIVE

Asset Allocation Portfolio has an objective of maximizing total return on invested capital, mainly from capital appreciation, dividends and interest.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets among three categories:

     - stocks,

     - debt securities, and

     - money market instruments.

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and other debt securities rated investment grade (rated at least BBB by S&P or Baa by Moody's, or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of the fund's assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.


The fund may invest up to 20% of its total assets in securities of foreign issuers and in non-dollar securities.


PRINCIPAL RISKS


The fund is subject to stock market risk, the risks of growth stocks, interest rate risk, credit risk, income risk, call risk, prepayment risk, extension risk, manager allocation risk and the risks of foreign investment. You could lose money as a result of your investment.


Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

With respect to the fund's stock investments, the sub-adviser favors stocks issued by high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

FUND PERFORMANCE

The bar chart and table below provide you with information on Asset Allocation Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             29.34
1992                                                                              6.29
1993                                                                             11.27
1994                                                                             -0.82
1995                                                                             22.01
1996                                                                             12.03
1997                                                                             19.17
1998                                                                              19.3
1999                                                                             18.71
2000                                                                             -1.35


        * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -13.85%.



BEST QUARTER:         17.96%   (quarter ended December 31, 1999)
WORST QUARTER:        -7.45%   (quarter ended September 30, 1998)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                   TEN YEARS    SINCE INCEPTION+    SINCE INCEPTION++
                                         ONE YEAR    FIVE YEARS     CLASS A      CLASS B, H, C           CLASS Z
                                         --------    ----------    ---------    ----------------    -----------------
Class A shares.......................     -6.03%       12.18%        12.64%            n/a                  n/a
Class B shares*......................     -5.04%       12.44%          n/a           13.70%                 n/a
Class H shares*......................     -5.04%       12.45%          n/a           13.70%                 n/a
Class C shares*......................     -2.76%       12.65%          n/a           13.65%                 n/a
Class Z shares.......................     -0.91%         n/a           n/a             n/a                 8.45%
S&P 500 Index**......................     -9.10%       18.30%        17.43%          19.58%               -1.33%
Lehman Brothers Aggregate Bond
  Index***...........................     11.63%        6.46%         7.96%           8.21%                7.98%


       -------------------------------------

         +Inception date November 14, 1994.


        ++Inception date July 27, 1999.

         * With CDSC. Assumes redemption on December 31, 2000.
        ** An unmanaged index of 500 common stocks.

       *** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Asset Allocation Portfolio. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended August 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C    CLASS Z
                                                                SHARES     SHARES     SHARES     SHARES
                                                                -------    -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%       none
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.87%      0.87%      0.87%      0.87%
  Distribution and/or service (12b-1) fees..................     0.45%      1.00%      1.00%       none
  Other expenses............................................     0.08%      0.08%      0.08%      0.08%
  Total annual fund operating expenses......................     1.40%      1.95%      1.95%      0.95%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    CLASS B/H                     CLASS C
                                                     SHARES       CLASS B/H       SHARES        CLASS C
                                                    ASSUMING        SHARES       ASSUMING        SHARES
                                                   REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                        CLASS A     AT END OF         NO         AT END OF         NO        CLASS Z
                                        SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION    SHARES
                                        -------    -----------    ----------    -----------    ----------    -------
1 year..............................    $  611       $  558         $  198        $  298         $  198      $   97
3 years.............................       897          882            612           612            612         303
5 years.............................     1,204        1,232          1,052         1,052          1,052         525
10 years............................     2,075        2,133          2,133         2,275          2,275       1,166

VALUE FUND

OBJECTIVES

Value Fund's objective is short and long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalization, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. Large, mid-sized and small companies will be represented in the fund's portfolio. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     - high fundamental investment value,

     - strong management team, and

     - strong industry position.

PRINCIPAL RISKS

As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase your taxable distributions.

FUND PERFORMANCE

The bar chart and table below provide you with information on Value Fund's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1996                                                                             19.88
1997                                                                             24.81
1998                                                                              8.38
1999                                                                              8.84
2000                                                                             18.84


        * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -16.12%.



BEST QUARTER:         15.78%   (quarter ended December 31, 1998)
WORST QUARTER:       -14.75%   (quarter ended September 30, 1998)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                ONE YEAR    SINCE INCEPTION+
                                                                --------    ----------------
Class A shares..............................................     13.20%          14.85%
Class B shares*.............................................     14.31%          14.91%
Class H shares*.............................................     14.29%          14.92%
Class C shares*.............................................     16.99%          15.13%
S&P Barra Value Index**.....................................      6.07%          15.85%
Russell 3000 Value Index***.................................      8.04%          16.47%


       -------------------------------------

         +Inception date January 2, 1996.

         * With CDSC. Assumes redemption on December 31, 2000.

        ** An unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.


       ***An unmanaged index measuring the performance of those Russell 3000
          Index companies with lower price-to-book ratios and lower forecasted growth values. Going forward, the fund will use the Russell 3000 Value Index because it is better suited for the investment strategy of the fund.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Value Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended August 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     1.00%      1.00%      1.00%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%
  Other expenses............................................     0.16%      0.16%      0.16%
  Total annual fund operating expenses......................     1.41%      2.16%      2.16%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  612       $  579         $  219        $  319         $  219
3 years.....................................       900          946            676           676            676
5 years.....................................     1,209        1,339          1,159         1,159          1,159
10 years....................................     2,086        2,303          2,303         2,493          2,493

GROWTH & INCOME FUND

OBJECTIVES

Growth & Income Fund's objectives are capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified portfolio of common stocks of large companies that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


The fund is subject to income risk, which is the potential that the yield from the fund's investments will not be sufficient to provide for the payment of dividends from net investment income. For the 2001 fiscal year, only Class A shares paid dividends from net investment income.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

FUND PERFORMANCE

The bar chart and table below provide you with information on Growth & Income Fund's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1996                                                                                18
1997                                                                              22.9
1998                                                                             11.56
1999                                                                              10.7
2000                                                                              4.18


        * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -19.96%.



BEST QUARTER:         14.06%   (quarter ended December 31, 1999)
WORST QUARTER:        -9.15%   (quarter ended September 30, 1998)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                ONE YEAR    SINCE INCEPTION+
                                                                --------    ----------------
Class A shares..............................................     -0.77%          12.20%
Class B shares*.............................................     -0.06%          12.22%
Class H shares*.............................................     -0.06%          12.22%
Class C shares*.............................................      2.44%          12.45%
S&P 500 Index**.............................................     -9.10%          17.47%


       -------------------------------------

        +Inception date January 2, 1996.

        * With CDSC. Assumes redemption on December 31, 2000.

       ** An unmanaged index of 500 common stocks.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of Growth & Income Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended August 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     1.00%      1.00%      1.00%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%
  Other expenses............................................     0.21%      0.21%      0.21%
          Total annual fund operating expenses..............     1.46%      2.21%      2.21%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  617       $  584         $  224        $  324         $  224
3 years.....................................       915          961            691           691            691
5 years.....................................     1,235        1,365          1,185         1,185          1,185
10 years....................................     2,138        2,355          2,355         2,544          2,544

CAPITAL FUND

OBJECTIVES

Capital Fund's objective is short and long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.


     - Concurrently with the "top down" analysis, Wellington Management utilizes a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.



PRINCIPAL RISKS


As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund emphasizes high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

FUND PERFORMANCE

The bar chart and table below provide you with information on Capital Fund's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             49.38
1992                                                                              6.62
1993                                                                              2.79
1994                                                                              2.53
1995                                                                             21.57
1996                                                                             18.56
1997                                                                              23.8
1998                                                                             29.63
1999                                                                             34.67
2000                                                                             -4.95


        * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -25.18%.



BEST QUARTER:         29.80%   (quarter ended December 31, 1999)
WORST QUARTER:       -11.11%   (quarter ended September 30, 1998)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                 TEN YEARS    SINCE INCEPTION+
                                                       ONE YEAR    FIVE YEARS     CLASS A      CLASS B, H, C
                                                       --------    ----------    ---------    ----------------
Class A shares.....................................     -9.46%       18.33%        16.82%            n/a
Class B shares*....................................     -8.37%       18.47%          n/a           17.87%
Class H shares*....................................     -8.36%       18.48%          n/a           17.88%
Class C shares*....................................     -6.40%       18.61%          n/a           17.87%
S&P 500 Index**....................................     -9.10%       18.30%        17.43%          19.58%
Russell 1000 Growth Index***.......................    -22.43%       18.14%        17.33%          20.19%


       -------------------------------------

         +Inception date November 14, 1994.

         * With CDSC. Assumes redemption on December 31, 2000.
        ** An unmanaged index of 500 common stocks.

       ***An unmanaged index of the largest 1000 companies within the Russell
          3000 Index, measuring performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Going forward, the fund will use the Russell 1000 Growth Index because it is better suited for the investment strategy of the fund.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Capital Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended August 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.77%      0.77%      0.77%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%
  Other expenses............................................     0.06%      0.06%      0.06%
  Total annual fund operating expenses......................     1.08%      1.83%      1.83%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of Capital Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  580       $  546         $  186        $  286         $  186
3 years.....................................       802          846            576           576            576
5 years.....................................     1,042        1,170            990           990            990
10 years....................................     1,730        1,951          1,951         2,148          2,148

GROWTH FUND

OBJECTIVES

Growth Fund's objective is short and long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks that Wellington Management believes have superior growth potential. The fund invests in common stocks covering a broad range of industries, companies and market capitalizations. Large, mid-size and small companies will be represented in the fund's portfolio. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to identify high-quality growth companies for purchase or sale by the fund. Wellington Management looks for a strong management team that has a clearly articulated business strategy, a history of earnings growth and the potential for that growth to be sustained, and attractive stock valuation based on multiple valuation tools.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund emphasizes growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

FUND PERFORMANCE

The bar chart and table below provide you with information on Growth Fund's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                              67.5
1992                                                                              0.98
1993                                                                             10.37
1994                                                                              -8.2
1995                                                                             25.49
1996                                                                             17.18
1997                                                                             13.74
1998                                                                             18.97
1999                                                                             53.67
2000                                                                              3.47


        * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -36.62%.



BEST QUARTER:         43.93%   (quarter ended December 31, 1999)
WORST QUARTER:       -17.95%   (quarter ended December 31, 2000)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                   TEN YEARS    SINCE INCEPTION+    SINCE INCEPTION++
                                         ONE YEAR    FIVE YEARS     CLASS A      CLASS B, H, C           CLASS Z
                                         --------    ----------    ---------    ----------------    -----------------
Class A shares.......................     -1.44%       19.15%        17.84%            n/a                  n/a
Class B shares*......................      0.02%       19.27%          n/a           19.96%                 n/a
Class H shares*......................      0.04%       19.29%          n/a           19.97%                 n/a
Class C shares*......................      1.94%       19.41%          n/a           19.96%                 n/a
Class Z shares.......................      3.78%         n/a           n/a             n/a                20.37%
S&P 400 Midcap Index**...............     17.51%       20.38%        17.84%          21.29%               19.50%
Russell 3000 Growth Index***.........    -22.42%       17.08%        16.85%          19.21%               16.83%


       -------------------------------------

         +Inception date November 14, 1994.


        ++Inception date March 1, 1996.

         * With CDSC. Assumes redemption on December 31, 2000.

        ** An unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.


       ***An unmanaged index that measures the performance of those Russell 3000
          Index companies with higher price-to-book ratios and higher forecasted growth values. Going forward, the fund will use the Russell 3000 Growth Index because it is better suited for the investment strategy of the fund.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Growth Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended August 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C    CLASS Z
                                                                SHARES     SHARES     SHARES     SHARES
                                                                -------    -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%       none
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.74%      0.74%      0.74%      0.74%
  Distribution and service (12b-1) fees.....................     0.25%      1.00%      1.00%       none
  Other expenses............................................     0.05%      0.05%      0.05%      0.05%
  Total annual fund operating expenses......................     1.04%      1.79%      1.79%      0.79%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    CLASS B/H                     CLASS C
                                                     SHARES       CLASS B/H       SHARES        CLASS C
                                                    ASSUMING        SHARES       ASSUMING        SHARES
                                                   REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                        CLASS A     AT END OF         NO         AT END OF         NO        CLASS Z
                                        SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION    SHARES
                                        -------    -----------    ----------    -----------    ----------    -------
1 year..............................    $  576       $  542         $  182        $  282         $  182      $   81
3 years.............................       790          833            563           563            563         252
5 years.............................     1,022        1,150            970           970            970         439
10 years............................     1,686        1,908          1,908         2,105          2,105         978

CAPITAL APPRECIATION PORTFOLIO

OBJECTIVES

Capital Appreciation Portfolio's objective is maximizing short and long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks of companies that Wellington Management believes have superior growth potential. The fund's portfolio is diversified by industry and company, and it may invest a significant portion of its assets in small companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." In constructing the fund's portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund emphasizes growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

FUND PERFORMANCE

The bar chart and table below provide you with information on Capital Appreciation Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1991                                                                             66.41
1992                                                                              5.88
1993                                                                             15.83
1994                                                                             -7.18
1995                                                                             36.34
1996                                                                              6.93
1997                                                                              1.52
1998                                                                             19.85
1999                                                                            111.43
2000                                                                            -13.95


        * The fund's total return for the period from January 1, 2001 through September 30, 2001 was -40.99%.



BEST QUARTER:         63.29%   (quarter ended December 31, 1999)
WORST QUARTER:       -27.76%   (quarter ended December 31, 2000)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                 TEN YEARS    SINCE INCEPTION+
                                                       ONE YEAR    FIVE YEARS     CLASS A      CLASS B, H, C
                                                       --------    ----------    ---------    ----------------
Class A shares.....................................    -18.04%       17.65%        19.26%            n/a
Class B shares*....................................    -16.28%       18.05%          n/a           20.83%
Class H shares*....................................    -16.31%       18.04%          n/a           20.83%
Class C shares*....................................    -14.99%       18.17%          n/a           20.83%
Russell 2000 Index**...............................     -2.91%       10.40%        13.84%          10.93%
Russell 2000 Growth Index***.......................    -22.44%        7.14%        12.80%          10.17%


       -------------------------------------

         +Inception date November 14, 1994.


         * With CDSC. Assumes redemption on December 31, 2000.


        ** An unmanaged index of common stocks of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 11% of the Russell 3000 Index.


       ***An unmanaged index of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Going forward, the fund will use the Russell 2000 Growth Index because it is better suited for the investment strategy of the fund.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Capital Appreciation Portfolio. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended August 31, 2001.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................      none*     4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     0.86%      0.86%      0.86%
  Distribution and service (12b-1) fees.....................     0.45%      1.00%      1.00%
  Other expenses............................................     0.08%      0.08%      0.08%
  Total annual fund operating expenses......................     1.39%      1.94%      1.94%


------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  610       $  557         $  197        $  297         $  197
3 years.....................................       894          879            609           609            609
5 years.....................................     1,199        1,227          1,047         1,047          1,047
10 years....................................     2,064        2,122          2,122         2,264          2,264

FORTIS WORLDWIDE PORTFOLIOS

GLOBAL GROWTH PORTFOLIO

OBJECTIVE

Global Growth Portfolio has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

The fund may trade securities actively and its annual portfolio turnover rates may exceed 200%.

PRINCIPAL RISKS

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund emphasizes high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.


The fund's management strategy will influence its performance significantly. If the fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.



The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and could increase your taxable distributions.

FUND PERFORMANCE


The bar chart and table below provide you with information on Global Growth Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.


               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1992                                                                              6.31
1993                                                                             19.51
1994                                                                             -4.29
1995                                                                             31.56
1996                                                                             18.37
1997                                                                              7.85
1998                                                                             10.16
1999                                                                             55.54
2000                                                                            -19.64


        * The fund's total return for the period January 1, 2001 through September 30, 2001 was -33.35%.



BEST QUARTER:         40.05%   (quarter ended December 31, 1999)
WORST QUARTER:       -20.69%   (quarter ended September 30, 1998)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                                     SINCE
                                                                            SINCE INCEPTION+      INCEPTION++
                                                  ONE YEAR    FIVE YEARS        CLASS A          CLASS B, H, C
                                                  --------    ----------    ----------------     -------------
Class A shares................................    -23.46%       10.86%           12.64%                n/a
Class B shares*...............................    -22.82%       10.88%             n/a               13.14%
Class H shares*...............................    -22.79%       10.89%             n/a               13.15%
Class C shares*...............................    -20.98%       11.19%             n/a               13.21%
MSCI World Index**............................    -12.92%       12.52%           11.94%              13.91%


       -------------------------------------

         +Inception date July 8, 1991.


        ++Inception date November 14, 1994.


        * With contingent deferred sales charge. Assumes redemption on December 31, 2000.



       ** The Morgan Stanley Capital International World Index is an unmanaged index of the world's major equity markets in U.S. dollars, weighted by stock market value.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Global Growth Portfolio. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended October 31, 2000.


                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
  Management fees...........................................     1.00%      1.00%      1.00%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%
  Other expenses............................................     0.10%      0.10%      0.10%
  Total annual fund operating expenses......................     1.35%      2.10%      2.10%**


------------------------------
 * A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

** Actual expenses for the period were lower than those shown in the table because Fortis Advisers has waived expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. Taking this into account for the fiscal year ended October 31, 2000, the 12b-1 fee was .86% and the total fund operating expenses were 1.96% for Class C.


EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  606       $  573         $  213        $  313         $  213
3 years.....................................       882          928            658           658            658
5 years.....................................     1,179        1,309          1,129         1,129          1,129
10 years....................................     2,022        2,240          2,240         2,431          2,431

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE

International Equity Portfolio has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions, the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

PRINCIPAL RISKS

As with most stocks, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

The fund's management strategy will influence its performance significantly. If the fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

FUND PERFORMANCE

The bar chart and table below provide you with information on International Equity Portfolio's volatility and performance. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Sales loads are not reflected in the bar chart; if they had been, returns would be lower. The table, which does reflect sales loads, compares the fund's performance over different time periods to that of a broad measure of market performance. Remember, how the fund has performed in the past is not necessarily an indication of how it will perform in the future.

               ANNUAL TOTAL RETURNS as of December 31 each year*
[BAR GRAPH]

1999                                                                               118
2000                                                                            -25.31


        * The fund's total return for the period ended January 1, 2001 through September 30, 2001 was -29.82%.



BEST QUARTER:...        56.36%   (quarter ended December 31, 1999)
WORST QUARTER:..       -15.84%   (quarter ended June 30, 2000)


              AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000

                                                                ONE YEAR    SINCE INCEPTION+
                                                                --------    ----------------
Class A shares..............................................    -28.86%          20.67%
Class B shares*.............................................    -28.41%          21.29%
Class H shares*.............................................    -28.43%          21.24%
Class C shares*.............................................    -26.61%          21.95%
MSCI EAFE**.................................................    -13.96%           5.14%

       -------------------------------------
        * With contingent deferred sales charge. Assumes redemption on December 31, 2000.
       ** An unmanaged index of the stocks of Europe, Australia and the Far
          East.
        + Inception date March 2, 1998.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of International Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from the fund's assets. The figures below are based on expenses during the fiscal year ended October 31, 2000.

                                                                           CLASS B
                                                                CLASS A     AND H     CLASS C
                                                                SHARES     SHARES     SHARES
                                                                -------    -------    -------
SHAREHOLDER FEES
  Maximum sales charge (load) imposed on purchases (as a
     percentage of offering price)..........................     4.75%       none       none
  Maximum deferred sales charge (load) (as a percentage of
     original purchase price or redemption proceeds,
     whichever is less).....................................     none*      4.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management fees...........................................     1.00%      1.00%      1.00%
  Distribution and/or service (12b-1) fees..................     0.25%      1.00%      1.00%
  Other expenses............................................      .29%       .29%       .29%
  Total annual fund operating expenses......................     1.54%      2.29%      2.29%

------------------------------
* A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Shareholder Information."

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            CLASS B/H                     CLASS C
                                                             SHARES       CLASS B/H       SHARES        CLASS C
                                                            ASSUMING        SHARES       ASSUMING        SHARES
                                                           REDEMPTION      ASSUMING     REDEMPTION      ASSUMING
                                                CLASS A     AT END OF         NO         AT END OF         NO
                                                SHARES     EACH PERIOD    REDEMPTION    EACH PERIOD    REDEMPTION
                                                -------    -----------    ----------    -----------    ----------
1 year......................................    $  624       $  592         $  232        $  332         $  232
3 years.....................................       938          985            715           715            715
5 years.....................................     1,275        1,405          1,225         1,225          1,225
10 years....................................     2,222        2,438          2,438         2,626          2,626

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

The funds offer you a choice among multiple classes of shares with different sales charges and expenses. These alternatives allow you to choose the best method of purchasing shares, given the amount of your purchase, the length of time you expect to hold your shares, and other factors. Here is a brief summary of the different share classes offered by the funds:

CLASS A SHARES


     - You pay a sales charge at the time of purchase (except for Money Fund). (This charge may be reduced or waived for certain purchases.)



     - There is no sales charge when you redeem your shares. (For all funds except Money Fund, sales in excess of $1 million that were not subject to an initial sales charge may be subject to a contingent deferred sales charge.)



     - Shares are subject to an annual Rule 12b-1 fee calculated as a percentage of each fund's average daily net assets as follows: Money Fund = 0.20%; Tax-Free Funds = 0.25%; Bond Funds = 0.25% (0.35% for High Yield Portfolio); Stock Funds = 0.25% (0.45% for Asset Allocation Portfolio and Capital Appreciation Portfolio); and Worldwide Portfolios = 0.25%.



     - Because Rule 12b-1 fees for Class A shares are lower than the Rule 12b-1 fees for Class B, Class H and Class C shares, Class A shares have lower expenses and pay higher dividends than these share classes. Class A shares have higher expenses and pay lower dividends than Class E and Class Z shares, which are not subject to Rule 12b-1 fees.


With respect to Money Fund, any new purchase you make must be made into Class A. Money Fund Class B, Class H and Class C shares are available only in exchange for the same class of shares of another Fortis fund.

CLASS B AND CLASS H SHARES

     - You do not pay any sales charge at the time of purchase. In the case of Money Fund, you do not pay any sales charge at the time of exchange from another Fortis fund.

     - Shares are subject to a contingent deferred sales charge (CDSC) if redeemed within six years of purchase. Shares of Money Fund are subject to a CDSC if redeemed within six years from the date you purchased the original Fortis fund shares. The CDSC is 4% during the first two years after purchase, and declines thereafter to as low as 1% during the sixth year after purchase. Shares are not subject to a CDSC after the sixth year.

     - Shares are subject to an annual Rule 12b-1 fee equal to 1.00% of average daily net assets.

     - After eight years from the date of purchase (or eight years after your purchase of the original Fortis fund shares in the case of Money Fund), the shares automatically convert to Class A shares at no charge to you, resulting in a lower Rule 12b-1 fee thereafter.

     - Class B and Class H shares provide the benefit of putting your entire investment to work immediately.

     - Shares in these classes have a higher expense ratio and pay lower dividends than Class A, Class E and Class Z shares due to the higher Rule 12b-1 fee.


     - The only difference between Class B and Class H shares is the amount of the concession paid to dealers. This difference does not affect you in any way. (There may be slight differences in the total returns of the two classes due to the accounting method used to allocate income and expenses among the fund classes and the relative sizes of the classes.)


CLASS C SHARES

You do not pay any sales charge at the time of purchase. In the case of Money Fund, you do not pay any sales charge at the time of exchange from another Fortis fund.


Shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of the date of purchase. Shares of Money Fund are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of the date you purchased the original Fortis fund shares.


Shares are subject to an annual Rule 12b-1 fee of 1.00% of average daily net assets.

Shares do not convert to Class A shares. However, the shares are subject to a lower contingent deferred sales charge than Class B or Class H shares and do not have to be held for as long a time (one year vs. six years) to avoid paying a contingent deferred sales charge.

Shares in this class have a higher expense ratio and pay lower dividends than Class A, Class E and Class Z shares due to the higher Rule 12b-1 fee.

CLASS E SHARES--U.S. GOVERNMENT SECURITIES FUND AND TAX-FREE FUNDS ONLY

     - These shares are available only if you were a shareholder of U.S. Government Securities Fund, National Portfolio or Minnesota Portfolio on November 13, 1994.

     - You pay a sales charge at the time of purchase. (This charge may be reduced or waived for certain purchases.)


     - You do not pay a sales charge when you redeem your shares. (Sales in excess of $1 million that were not subject to an initial sales charge may be subject to a contingent deferred sales charge.)



     - Your shares are not subject to an annual Rule 12b-1 fee.



     - Shares in this class will have the lowest expenses and pay the highest dividends of any class available in U.S. Government Securities Fund and the Tax Free Funds.


CLASS Z SHARES--ASSET ALLOCATION PORTFOLIO AND GROWTH FUND ONLY

     - These shares are available only in Asset Allocation Portfolio and Growth Fund, and only for investment by:


       (1) Accounts of Fortis, Inc. or its subsidiaries, officers, directors, employees and sales representatives (and their families) which were in existence and entitled to purchase Class Z shares at the time of the acquisition of Fortis Advisers by The Hartford Life and Accident Insurance Company (April 2, 2001) (the "Acquisition"), and


       (2) Pension, profit sharing and other retirement plans created for the benefit of Fortis Inc. or its subsidiaries which were in existence and entitled to purchase Class Z shares at the time of the Acquisition.


       (3)Present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates.


           Class Z shareholders of Asset Allocation Portfolio will receive Class A shares of The Hartford Advisors Fund if the fund combination discussed above under "Introduction--Reorganization of Certain Fortis Funds into Hartford Funds" is approved by shareholders. Class A shares of The Hartford Advisors Fund are subject to Rule 12b-1 fees and thus have higher expenses than Class Z shares of Asset Allocation Portfolio.

     - You do not pay any sales charge either at the time of purchase or when you redeem your shares.


     - Your shares are not subject to an annual Rule 12b-1 fee.


     - Shares in this Class will have the lowest expenses and pay the highest dividends of any class available in Asset Allocation Portfolio and Growth Fund.

DECIDING WHICH CLASS TO PURCHASE

In deciding which class of shares of a fund (other than Money Fund) to purchase, you should consider, among other things:

     - the length of time you expect to hold your investment,

     - the amount of any sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees,

     - whether you qualify for any reduction or waiver of sales charges (e.g., if you are exempt from the sales charge, you must invest in Class A shares, unless you qualify to invest in Class E or Class Z shares of funds that offer those classes of shares),

     - the various exchange privileges among the different classes of shares, and

     - the fact that Class B and Class H shares automatically convert to Class A shares after eight years.

Class A shares may be a better choice if your investment qualifies for a reduced sales charge. Class B and Class H share orders for more than $500,000 and Class C share orders for more than $1,000,000 will be treated as orders for Class A shares.

DETERMINING YOUR PURCHASE PRICE

NET ASSET VALUE OF FUND SHARES

Your purchase price is equal to a fund's net asset value per share plus any initial sales charge. The net asset value per share is determined as of the primary closing time for business on the New York Stock Exchange (the "Exchange") on each day the Exchange is open.

Your purchase price will be the next net asset value per share of the fund calculated after your purchase order is accepted by HIFSCO, which also acts as the funds' underwriter. Orders generally must be received by HIFSCO prior to the close of the Exchange to receive that day's price. If you purchase fund shares through a broker-dealer other than HIFSCO, your order must be received by your broker-dealer prior to the close of the Exchange. HIFSCO will apply that day's price to the order if the broker-dealer places the order with HIFSCO by the end of HIFSCO's business day.


Each fund's net asset value per share is determined by dividing the value of the securities and other assets owned by the fund, less all liabilities, by the number of the fund's shares outstanding. For each fund other than Money Fund, the securities owned by the fund are generally valued at market value. However, there are times when market values are not readily available. In these cases, securities are valued at fair value as determined in good faith by HIFSCO, the funds' adviser, under supervision of the funds' Board of Directors. Money Fund's total assets are determined by valuing the portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price Money Fund would receive if it sold its portfolio. Money Fund expects that its net asset value per share will ordinarily be $1.00.



A significant portion of the assets of Strategic Income Fund, High Yield Portfolio, Global Growth Portfolio and International Equity Portfolio may consist of securities of foreign issuers that trade on weekends or other days when these funds do not price their shares. The net asset value of each of these funds' shares may change on days when you will not be able to purchase or redeem your shares.


CLASS A SHARES AND CLASS E SHARES


The purchase price of Class A and Class E shares is their next net asset value per share calculated after receipt of your purchase order, plus a sales charge. Class E shares are available only if you were a shareholder of U.S. Government Securities Fund, National Portfolio or Minnesota Portfolio on November 13, 1994. There is no sales charge on sales of Money Fund Class A shares. Sales charges and broker-dealer concessions, which vary with the size of your purchase, are shown in the following tables. A broker-dealer receives additional compensation (as a percentage of the sales charge) when its annual sales of Fortis funds having a sales charge exceed $10,000,000 (2%), $25,000,000 (4%), and $50,000,000
(5%).


TAX-FREE FUNDS, BOND FUNDS

                                                      SALES CHARGE AS       SALES CHARGE AS
                                                       PERCENTAGE OF     PERCENTAGE OF THE NET    BROKER-DEALER
                  AMOUNT OF SALE                      PURCHASE PRICE        AMOUNT INVESTED        CONCESSION
                  --------------                      ---------------    ---------------------    -------------
Less than $100,000................................        4.500%                4.712%               4.00%
$100,000 but less than $250,000...................        3.500%                3.627%               3.00%
$250,000 but less than $500,000...................        2.500%                2.564%               2.25%
$500,000 but less than $1,000,000.................        2.000%                2.041%               1.75%
$1,000,000 or more*...............................           -0-                   -0-               1.00%

------------------------------

You will pay a contingent deferred sales charge if you redeem these shares within two years of purchase.

STOCK FUNDS, WORLDWIDE PORTFOLIOS

                                                      SALES CHARGE AS       SALES CHARGE AS
                                                       PERCENTAGE OF     PERCENTAGE OF THE NET    BROKER-DEALER
                  AMOUNT OF SALE                      PURCHASE PRICE        AMOUNT INVESTED        CONCESSION
                  --------------                      ---------------    ---------------------    -------------
Less than $100,000................................         4.75%                4.987%                4.00%
$100,000 but less than $250,000...................         3.50%                3.627%                3.00%
$250,000 but less than $500,000...................         2.50%                2.564%                2.25%
$500,000 but less than $1,000,000.................         2.00%                2.041%                1.75%
$1,000,000 or more*...............................       -0-                       -0-                1.00%

------------------------------
* You will pay a contingent deferred sales charge if you redeem these shares within two years of purchase.

In determining your sales charge above, purchases by you, your spouse, your children under the age of 21, and purchases by any tax-qualified plan of any of the foregoing (provided there is only one participant) will be combined. The above schedule also applies to (1) purchases by a trustee or fiduciary of a single trust estate or single fiduciary account, and (2) purchases by any organized group with a tax identification number, if these purchases result in economy of sales effort or expense. An organized group does not include clients of an investment adviser.

REDUCING YOUR SALES CHARGE FOR CLASS A AND CLASS E SHARES. As shown above, larger purchases of Class A and Class E shares have a reduced sales charge. You also may reduce your sales charge through one of the special purchase plans listed below. For more information on these plans, see the Statement of Additional Information or contact your broker-dealer or sales representative. It is your obligation to notify your broker-dealer or sales representative about your eligibility for either of the following plans.

     - RIGHT OF ACCUMULATION. The sales charge discounts apply to your current purchase plus the net asset value of shares you already own in any Fortis fund which has a sales charge.

     - STATEMENT OF INTENTION. The sales charge discounts apply to an initial purchase of at least $1,000 if you intend to purchase the balance needed to qualify within 13 months (excluding shares purchased by reinvesting dividends or capital gains).

EXEMPTIONS FROM SALES CHARGES ON CLASS A AND CLASS E SHARES. The Statement of Additional Information contains information on investors who are eligible to purchase Class A and Class E shares without a sales charge.

CONTINGENT DEFERRED SALES CHARGES ("CDSC"). You pay no initial sales charge on purchases of Class A and Class E shares of $1,000,000 or more. Out of its own assets, however, HIFSCO pays broker-dealers a fee of up to 1.00% of the offering price of these shares. If you redeem these shares within two years, you will pay a contingent deferred sales charge of 1.00%. For more information, see "How to Sell Shares--Contingent deferred sales charge."

CLASS B AND H SHARES


The purchase price of Class B and Class H shares is their net asset value. Money Fund Class B and Class H shares are available only in exchange for Class B or Class H shares of another Fortis fund. Because you pay no initial sales charge, the Funds receive the full amount of your investment. However, if you redeem shares within six years of the date you purchased the shares (or, in the case of Money Fund, the original Fortis fund shares), a contingent deferred sales charge will be imposed at the following rates. For additional information, see "How to Sell Shares--Contingent deferred sales charge."


                                               CONTINGENT DEFERRED
            YEAR SINCE PURCHASE                   SALES CHARGE
-------------------------------------------    -------------------
First......................................           4.00%
Second.....................................           4.00%
Third......................................           3.00%
Fourth.....................................           3.00%
Fifth......................................           2.00%
Sixth......................................           1.00%
Seventh....................................            none
Eighth.....................................            none

HIFSCO receives the CDSC, in part to defray expenses incurred in selling Class B and Class H shares. HIFSCO pays broker-dealers who sell Class B shares a concession equal to 4.00% of the amount invested and an annual fee of .25% of the average daily net assets of the fund attributable to such shares. Broker-dealers who sell Class H shares are paid a concession of between 5.25% and 5.50% of the amount invested.



CONVERSION TO CLASS A SHARES. Class B and Class H shares (except for those purchased by reinvestment of dividends and other distributions) will automatically convert to Class A shares after eight years (or, in the case of Money Fund, eight years after your purchase of the original Fortis fund shares). When these shares convert to Class A, a proportionate amount of Class B and H shares in your account that were purchased through the reinvestment of dividends and other distributions will also convert to Class A.



CLASS C SHARES



The purchase price of Class C shares is their net asset value. Money Fund Class C shares are available only in exchange for Class C shares of another Fortis fund. Because you pay no initial sales charge, the funds receive the full amount of your investment. However, if you redeem your shares within one year of the date you purchased the shares (or, in the case of Money Fund, the original Fortis fund shares), you will pay a CDSC of 1.00%. For additional information, see "How to Sell Shares--Contingent deferred sales charge."


HIFSCO receives the CDSC, in part to defray expenses incurred by HIFSCO in selling Class C shares. HIFSCO pays broker-dealers who sell Class C shares a concession equal to 1.00% of the amount invested and an annual fee of 1.00% of the amount invested that begins to accrue one year after the shares are sold.

CLASS Z SHARES


The purchase price of Class Z shares is their net asset value. These shares are sold without an initial or contingent sales charge. Class Z shares, which are available only in the Asset Allocation Portfolio and Growth Fund, are available for investment only by the persons and entities listed above under "Choosing a Share Class--Class Z Shares."



RULE 12B-1 FEES


The funds pay HIFSCO Rule 12b-1 fees for the distribution and sale of their shares and for services provided to shareholders. These fees differ by class, as follows:

                                                   RULE 12B-1 FEE
             SHARE CLASS                   (AS A % OF AVERAGE NET ASSETS)
             -----------                   ------------------------------
Class A..............................  0.20% for Money Fund
                                       0.35% for High Yield Portfolio
                                       0.45% for Asset Allocation Portfolio
                                       and Capital Appreciation Portfolio
                                       0.25% for all other funds
Class B and Class H..................  1.00%
Class C..............................  1.00%
Class E..............................  none
Class Z..............................  none

These fees are paid out of the funds' assets on an ongoing basis. Rule 12b-1 fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

You may become a shareholder in any of the funds with an initial investment of $500 or more. If you invest under the "Systematic Investment Plan," the minimum initial investment is $25 for the "Pre-Authorized Check Plan" and $50 for any other Systematic Investment Plan (except for telephone or wire orders).


The minimum subsequent investment is $50 for investments by mail ($25 for the Pre-Authorized Check Plan), $25 for investments by telephone through the Fortis Information Line and Fortis Internet Website and $500 for investments by wire. Investments in Money Fund may only be made by mail.



Because excessive account transactions can disrupt the management of the funds and increase transaction costs for all shareholders, the funds limit account activity as follows:

     - You may make no more than two substantial exchanges out of the same fund in any 90 day period (excluding automatic programs);



     - The funds may refuse a share purchase at any time, for any reason;



     - The funds may revoke an investor's exchange privilege at any time for any reason.



"Substantial" means a dollar amount that the funds determine, in their sole discretion, could adversely affect the management of the funds.



BY TELEPHONE



Your registered representative may make your purchase ($500 minimum) by telephoning the number on the cover page of this Prospectus. You must promptly send your check and the Account Application which accompanies this Prospectus so that HIFSCO receives it within three business days. Please make your check payable to The Hartford Mutual Funds and mail it with your application to The Hartford Mutual Funds, P.O. Box 9140, Minneapolis, MN 55480-9140. Overnight deliveries and certified mail should be sent to The Hartford Mutual Funds, 500 Bielenberg Drive, Woodbury, MN 55125.



If you have a bank account authorization form on file, you may invest $25 - $150,000 in any fund (other than Money Fund) by telephone through the automated Fortis Information Line and Fortis Internet Website.


BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares ($500 minimum) by requesting your bank to transmit immediately available funds (Federal Funds) by wire to:

     U.S. Bank National Association,

     Minneapolis, Minnesota

     ABA #091000022, credit account no: 1-702-2514-1341


     Hartford Administrative Services Company Purchases Account


     For further credit to: (your name)

     Fortis Account NBR (your account number)

Before making an initial investment by wire, your broker-dealer must telephone HIFSCO at the number on the cover page of this Prospectus to open your account and obtain your account number. You must promptly send your Account Application which accompanies this Prospectus to "The Hartford Mutual Funds, P.O. Box 9140, Minneapolis, MN 55480-9140." You may make additional investments by wire at any time even if your initial investment was by mail. Your bank should transmit Federal Funds using the instructions above.

BY MAIL


You should complete and sign the Account Application which accompanies this Prospectus. Please make your check or other negotiable bank draft payable to The Hartford Mutual Funds and mail it with your Application to "The Hartford Mutual Funds, P.O. Box 9140, Minneapolis, MN 55480-9140." Overnight deliveries and certified mail should be sent to The Hartford Mutual Funds, 500 Bielenberg Drive, Woodbury, MN 55125.


You may make additional purchases at any time by mailing a check or other negotiable bank draft along with your confirmation stub. Be sure to identify the account to which any such purchase is to be credited by specifying the name(s) of the registered owner(s) and the account number.

SPECIAL PURCHASE PLANS

TAX SHELTERED RETIREMENT PLANS. Individual Retirement Accounts ("IRAs"), Self-Employed, Pension, Profit Sharing, and 403(b) accounts are available for all funds except Tax-Free Funds.

GIFTS OR TRANSFERS TO MINOR CHILDREN. Adults can make an irrevocable gift or transfer of fund shares in an account established for a minor.


SYSTEMATIC INVESTMENT PLAN. You may have $25 or more automatically withdrawn each month from your checking account (see Automatic Investment Plans in the Account Application). For funds other than Money Fund, a systematic investment plan may lower your average cost per share through the principal of "dollar cost averaging." The funds may elect to send confirmations for purchases made under a Systematic Investment Plan quarterly, rather than following each transaction.

EXCHANGE PRIVILEGE


The exchange privileges described in this paragraph apply to all funds other than Money Fund. You may exchange your shares for shares of the same class in any another Fortis fund. If you hold Class E or Class Z shares and the fund into which you are exchanging does not offer that class of shares, you may exchange your shares for Class A shares. Class A shares received in such an exchange may be re-exchanged for Class E or Class Z shares, respectively, if you remain eligible to purchase those shares. You pay no front-end sales charges for exchanges described in this paragraph. Shares will remain subject to any contingent deferred sales charge that applied to the shares of the original Fortis fund.


Class A shares of Money Fund may be exchanged for shares of any class of another Fortis fund, unless those Class A Money Fund shares were originally issued in exchange for shares of a Fortis fund that were subject to a front end sales charge. In that case, the Money Fund shares may be exchanged only for Class A shares of the other Fortis fund and the exchange will not be subject to a sales charge. In all other cases, if Money Fund Class A shares are exchanged for Class A shares of another Fortis fund, that fund's sales charge must be paid. If you exchange Class A Money Fund shares for another class of another Fortis fund, the shares of the other Fortis fund will be subject to any applicable contingent deferred sales charge and cannot later be exchanged back into Class A shares of Money Fund. Class B, H and C Money Fund shares may be exchanged for shares of the same class of other Fortis funds. Shareholders of the other Fortis funds may exchange their shares for Money Fund shares of the same class. Money Fund shares received in such an exchange will remain subject to any contingent deferred sales charge that applies to the shares of the original Fortis fund.


You may initiate an exchange by writing to or telephoning your broker-dealer, sales representative or the applicable fund. You may also use the automated Fortis Information Line for exchanges of $25 - $100,000. Telephone exchanges will be approved unless you have elected otherwise in the Telephone Exchange & Telephone Redemption section of the Account Application. During times of chaotic economic or market circumstances, you may have difficulty reaching your broker-dealer, sales representative or the applicable fund by telephone. A telephone exchange may be difficult to implement at those times. (See "How to Sell Shares--By phone").



An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.



The funds may revoke an investor's exchange privilege at any time, for any reason.


STOCK CERTIFICATES

The funds no longer issue stock certificates. Share ownership will be recorded electronically.

HOW TO SELL SHARES

You may sell your shares on any day when the Exchange is open. Your redemption price will be the net asset value of your shares, less any contingent deferred sales charge.


BY MAIL



If you redeem by mail, your redemption price will be based on the next net asset value of your shares which is determined after the fund receives your written redemption request in proper form (and a properly endorsed stock certificate if one has been issued).



To redeem by mail, send a written request to The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.


Your request should include the following information:

     - name of fund,

     - account number,

     - dollar amount or number of shares to be redeemed,

     - name on the account, and

     - signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. You should send your certificates by certified mail. These certificates (and any stock powers included with your redemption request) must be endorsed and executed exactly as the fund shares are registered.


No signature guarantee is required if you are the registered holder and the redemption proceeds are sent to your address on the fund's records. A written redemption request requires an original signature guarantee if:


     - the fund does not have the signature of the registered holder on file and the redemption proceeds are greater than $25,000,

     - the redemption proceeds are paid to someone other than the registered holder, or

     - the redemption proceeds are sent to an address other than the address on the fund's records.

You may obtain a signature guarantee from a bank, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.

BY PHONE

Your broker-dealer may place a redemption order by phone if it has a selling agreement with HIFSCO. The proceeds will be released after the funds receive appropriate written materials. If your broker-dealer receives your order prior to the close of the Exchange and places the order with HIFSCO by the end of the business day, you will receive that day's price on the order. Some broker-dealers may charge a fee to process redemptions.

You may also redeem up to $50,000 by calling the funds at (800) 800-2000, ext. 3012, provided that:

     - your account is not a tax-qualified plan,

     - the check is sent to the address on the fund's records, and

     - you have not changed your address on the fund's records for at least 30 days.


In addition, you may use the Fortis Information Line and Fortis Internet Website for redemptions of $25 - $50,000 on non-tax qualified accounts.


The telephone redemption procedure is automatically available. The funds will employ reasonable procedures to confirm that telephone instructions are genuine. The funds will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The funds' procedures will verify your address and social security number, tape record the telephone call and provide written confirmation of the transaction. The security measures for automated telephone redemptions using the Fortis Information Line involve use of a personal identification number and providing written confirmation of the transaction.

You may have difficulty reaching your broker-dealer, sales representative or the funds by telephone during times of chaotic economic or market circumstances. If you are unable to reach the funds or their agents by telephone, written instructions should be sent.

The funds have the right to change, terminate or impose charges on the telephone redemption privilege. You will receive at least 30 days notice before any such change is made.

PAYMENT OF REDEMPTION PROCEEDS


Your redemption proceeds generally will be paid as soon as possible, but not later than three business days after receipt of a proper redemption request. However, if your shares were recently purchased with non-guaranteed funds, such as a personal check, the mailing of your redemption check may be delayed by up to ten days from the date of purchase. If you wish to avoid this delay, you should consider the wire purchase method described under "How to buy shares."


If you redeem by wire and your redemption request is received before 3:00 p.m. Central Time, the redemption proceeds will be wired on the next business day. Otherwise the proceeds will be wired on the second business day following receipt of your redemption request. If you request that the redemption proceeds be wired to a bank that is not a member of the Federal Reserve

System, be aware that this will cause a delay in your bank's receipt of the proceeds. Similarly if you redeem by telephone and your redemption request is received before 3:00 p.m. Central Time, a check will be mailed on the next business day. Otherwise a check will be mailed on the second business day following the telephone redemption. You may request that the redemption proceeds be wired to the bank designated on your account application if:

     - your account is not a tax-qualified plan,

     - you redeem at least $1,000, and

     - you have completed the appropriate withdrawal information on the Account Application.

There is currently no charge to you for the wiring of redemption proceeds.

CHECK WITHDRAWAL OPTION--MONEY FUND


If your Money Fund account is not a tax-qualified plan, you may appoint the fund, Hartford Administrative Services Company ("HASCO")(the funds' transfer agent) and U.S. Bank National Association ("the Bank") as your agents, and may request on your Account Application that the fund provide you with checks payable through the Bank. These checks may be made payable to the order of any person in any amount of $100 or more. You must sign each check as designated on the Account Application signature card. When a check is presented to the Bank for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from your Money Fund account. You are entitled to distributions paid on your shares up to the time the check is presented to the Bank for payment.



If you recently purchased your Money Fund shares with non-guaranteed funds (e.g., personal check), these shares must remain in your account for ten days prior to the processing of any checks drawn on your account. Checks written on your account before the end of this period may result in those checks being returned to you for insufficient funds. You may not write a check for the entire value of your account or close your account by writing a check. If the amount of the check is greater than the value of your Money Fund account, the fund will return your check for insufficient funds and your account will be charged a $20 service fee.


INVOLUNTARY REDEMPTIONS

Each fund has the right to redeem accounts that fall below $500 as a result of selling or exchanging shares. If you actively participate in the fund's Systematic Investment Plan your account will not be redeemed. Before redeeming your account, the fund will mail you a notice of its intention to redeem and give you an opportunity to make an additional investment. If you do not make an additional investment within 60 days from the date the notice was mailed, your account will be redeemed and you will be sent the proceeds, less any applicable CDSC.

SYSTEMATIC WITHDRAWAL PLAN


Each fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semiannually or annually. Automatic withdrawals are available only for accounts with balances of $5,000 or more. Deferred sales charges may apply to monthly redemptions. Confirmations for redemptions made under the Systematic Withdrawal Plan may be sent to you quarterly, rather than after each transaction. For further information about the Systematic Withdrawal Plan, contact your broker-dealer or sales representative.


REINVESTMENT PRIVILEGE

If you redeem your shares, you may reinvest the proceeds within 60 days without payment of an additional sales charge. If the shares you redeemed were subject to a CDSC, that charge will be credited to your account. The reinvested shares will be subject to the same CDSC that would have applied to the original shares. For further information, contact your broker-dealer or sales representative.

CONTINGENT DEFERRED SALES CHARGES

If you redeem shares subject to a CDSC, your CDSC will be based on the value of the shares when they were purchased or at the time of sale, whichever is less. The CDSC does not apply to shares acquired by reinvesting income dividends or capital gain distributions.


Unless instructed otherwise, each fund will redeem shares in the following order:


     - Shares not subject to a CDSC and having a higher Rule 12b-1 fee will be redeemed first.

     - Shares not subject to a CDSC and having a lower Rule 12b-1 fee will be redeemed next.

     - Shares subject to a CDSC then will be redeemed in the order purchased.

A CDSC is not imposed:

     - When the fund exercises its right to liquidate accounts which are less than the minimum account size,


     - When shares are redeemed because of a shareholder's death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (if satisfactory evidence is provided to the fund),



     - With respect to Class B and H shares only, to an amount that represents, on an annual (non-cumulative) basis, up to 10% of the amount (at the time of the investment) of the shareholder's purchases, or



     - With respect to Class B, H, and C shares, to qualified plan benefit distributions due to the participant's separation from service, loans or financial hardship (excluding IRAs, SEPs, and 403(b), 457, and Fortis KEY plans) upon the fund's receipt from the plan's administrator or trustee of written instructions detailing the reason for the distribution.



If you exchange shares subject to a CDSC for shares of a different Fortis Fund, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, you will be treated as if no exchange took place for the purpose of determining the CDSC. In addition, a CDSC is not imposed at the time that fund shares subject to a CDSC are exchanged for shares of Money Fund or at the time those Money Fund shares are re-exchanged for shares of any other fund subject to a CDSC. In each case however, the shares acquired will remain subject to the CDSC that would have applied to the original fund shares.



DIVIDENDS AND DISTRIBUTIONS



Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once per year. (Money Fund is not expected to have capital gains distributions.) Except as noted below, dividends from net investment income of the funds normally are declared and paid annually. Dividends from the net investment income of Asset Allocation Portfolio and Growth & Income Fund are declared and paid quarterly. Dividends from the net investment income of Money Fund, each Tax Free Fund and each Bond Fund are declared daily and paid monthly. Effective February 1, 2002, dividends from the net investment income of each Tax Free Fund and each Bond Fund will be declared and paid monthly. You will earn dividends starting the day after you purchase your shares. If you made a telephone purchase, you will earn dividends after payment is received. If you withdraw your entire account, all dividends accrued will be paid at that time.


For each fund, dividends and any capital gains distributions will be reinvested in additional fund shares of the same class (at net asset value). However, you may request that dividends and/or capital gain distributions be sent to you in cash or reinvested (at net asset value) in shares of the same class of another Fortis Fund. If you elect to receive distributions in cash, you will receive a check only if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please calls the funds for assistance in establishing electronic funds transfer at (800) 800-2000, ext. 3012.


If dividends and capital gains distributions are reinvested in the same fund, the reinvestment takes place on the record date. If they are reinvested in another Fortis fund, processing normally takes one business day. If you elect cash payment, a check will be mailed within three business days after the end of the month. You will receive confirmations quarterly for each fund except Money Fund, which confirms monthly.


Prior to purchasing shares of any fund (other than Money Fund), you should consider the impact of capital gains and dividend distributions which are expected to be announced or which have been announced but not paid. If you purchase shares shortly before the record date for such distribution, you will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

TAX CONSIDERATIONS

Some of the common tax consequences of investing in the funds are described below. However, because everyone's tax situation is unique, be sure to consult with your tax advisor.

MONEY FUND

Dividends generally are taxable to you as ordinary income, whether you are paid in cash or reinvest the dividends. However, because everyone's tax situation is unique, be sure to consult with your tax adviser.

Information about the tax status of each year's distributions will be mailed annually.

TAX-FREE FUNDS


TAXES ON DISTRIBUTIONS. Each of the Tax-Free Funds intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in tax-exempt obligations subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' alternative minimum tax. The Tax Free Funds expect that their distributions will consist primarily of exempt-interest dividends. National Portfolio's exempt-interest dividends may be subject to state or local taxes.


Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Tax-Free Fund's net long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time during which you have held your shares of the fund. Information about the tax status of each year's distributions will be mailed to you annually.

TAXES ON TRANSACTIONS. If you sell or exchange your Tax-Free Funds shares, you will have a taxable event that may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


MINNESOTA INCOME TAXATION. Minnesota Portfolio intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of each fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.


BOND FUNDS, STOCK FUNDS AND WORLDWIDE PORTFOLIOS


TAXES ON DISTRIBUTIONS. Each fund will distribute substantially all of its net income and capital gains to its shareholders. For most investors, these distributions will be taxable, whether paid in cash or reinvested.


Distributions paid from a fund's net investment income are taxable as ordinary income. Distributions paid from the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Each Worldwide Portfolio and each Stock Fund other than Asset Allocation Portfolio expects that its distributions, if any, will consist primarily of capital gains. Each Bond Fund expects that its distributions, if any, will consist primarily of ordinary income.


Global Growth Portfolio and International Equity Portfolio may be required to pay withholding and other taxes imposed by foreign countries. If either fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate your foreign tax credit or the amount you may deduct as foreign taxes paid.



TAXES ON TRANSACTIONS. If you sell or exchange your fund shares, you will have a taxable event that may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


Information about the tax status of each year's distributions will be mailed annually.

SHAREHOLDER INQUIRIES

You should direct your inquiries to your broker-dealer or sales representative, or to the funds at the telephone number or mailing address listed on the cover of this Prospectus. A $10 fee will be charged for copies of Annual Account Summaries older than the preceding year.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


On April 2, 2001, The Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers"), the funds' previous investment adviser. Hartford Life is a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a publicly held company. Since that date, Hartford Investment Financial Services Company ("HIFSCO") has served as the investment manager to the funds. HIFSCO also serves as underwriter for the funds. Hartford Administrative Services Company, formerly Fortis Advisers, serves as the Funds' transfer agent and dividend agent.



HIFSCO is a wholly owned indirect subsidiary of The Hartford, a Connecticut financial services company with over $171.5 billion in assets. As of December 31, 2000, HIFSCO had over $10.0 billion in assets under management. HIFSCO is responsible for the management of each Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


THE INVESTMENT SUB-ADVISERS

Each fund has a sub-adviser. The sub-advisers provide investment research and advice, and furnish and conduct the day-to-day investment management programs for each of the funds, subject to the general control of HIFSCO and the funds' Board of Directors. The sub-adviser for each fund is also responsible for the selection of brokers and dealers to effect securities transactions and the negotiation of brokerage commissions, if any.


The Hartford Investment Management Company ("HIMCO") is the investment sub-adviser to Money Fund, National Portfolio, Minnesota Portfolio, U.S. Government Securities Fund, Strategic Income Fund and High Yield Portfolio. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000, HIMCO and its wholly-owned subsidiary had investment management authority over approximately $65.3 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.



Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to Asset Allocation Portfolio, Value Fund, Growth & Income Fund, Capital Fund, Growth Fund, Capital Appreciation Portfolio, Global Growth Portfolio and International Equity Portfolio. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2001, Wellington Management had investment management authority over approximately $295 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net assets as follows:

MONEY FUND*

               AVERAGE NET ASSETS                   ANNUAL RATE
               ------------------                   -----------
First $500 million..............................      0.60%*
Over $500 million...............................      0.55%*

------------------------------
* Includes an amount equal to 0.20% of average net assets that is paid to HIFSCO in connection with the distribution of Money Fund shares and is characterized as a distribution fee.

TAX-FREE MINNESOTA PORTFOLIO



               AVERAGE NET ASSETS                   ANNUAL RATE
               ------------------                   -----------
First $50 million...............................       0.72%
Over $50 million................................       0.70%


U.S. GOVERNMENT SECURITIES FUND, STRATEGIC INCOME FUND, HIGH YIELD PORTFOLIO, AND TAX-FREE NATIONAL PORTFOLIO

               AVERAGE NET ASSETS                   ANNUAL RATE
               ------------------                   -----------
First $50 million...............................       0.80%
Over $50 million................................       0.70%


ASSET ALLOCATION PORTFOLIO, VALUE FUND, GROWTH & INCOME FUND, CAPITAL FUND, GROWTH FUND, AND CAPITAL APPRECIATION PORTFOLIO


               AVERAGE NET ASSETS                   ANNUAL RATE
               ------------------                   -----------
First $100 million..............................       1.00%
Next $150 million...............................       0.80%
Over $250 million...............................       0.70%


GLOBAL GROWTH PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO



               AVERAGE NET ASSETS                   ANNUAL RATE
               ------------------                   -----------
First $500 million..............................       1.00%
Over $500 million...............................       0.90%



These fees, as a percentage of average daily net assets, are the same as paid by the funds to Fortis Advisers prior to April 2, 2001. During their most recent fiscal years, the Funds paid the following management fees to Fortis Advisers and HIFSCO, expressed as a percentage of net assets:



                                              MANAGEMENT FEE AS A
                                             PERCENTAGE OF AVERAGE
                  FUND                          DAILY NET ASSETS
                  ----                       ---------------------
Money Fund..............................             0.40%*
Tax-Free National Portfolio.............             0.79%
Tax-Free Minnesota Portfolio............             0.72%
U.S. Government Securities Fund.........             0.72%
Strategic Income Fund...................             0.80%
High Yield Portfolio....................             0.74%
Asset Allocation Portfolio..............             0.87%
Value Fund..............................             1.00%
Growth & Income Fund....................             1.00%
Capital Fund............................             0.77%
Growth Fund.............................             0.74%
Capital Appreciation Portfolio..........             0.86%
Global Growth Portfolio.................             1.00%
International Equity Portfolio..........             1.00%


------------------------------
* Does not include an amount received by Fortis Advisers equal to 0.20% of average net assets that Fortis Advisers in turn paid to the fund's distributor.


HIFSCO is not required to provide transfer agency, registrar or dividend disbursement services to the funds under the new advisory agreement; however, HIFSCO bears the costs of these services under a separate agreement with the funds.

PORTFOLIO MANAGERS OF THE FUNDS

The following persons have primary responsibility for the day-to-day management of each indicated fund's portfolio.

MONEY FUND. William H. Davison, Jr. has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Davison, Senior Vice President of HIMCO, joined HIMCO in 1990 and has managed debt securities since 1992.

MINNESOTA PORTFOLIO AND NATIONAL PORTFOLIO. Charles Grande has been primarily responsible for the day-to-day management of the funds since April 2, 2001. Mr. Grande, Vice President of HIMCO, joined HIMCO in June 1995. Prior to joining HIMCO, he was Assistant Vice President responsible for municipal credit analysis at MBIA and a senior analyst and Deputy Group Head at Credit Suisse Financial Products Co.

U.S. GOVERNMENT SECURITIES FUND. Peter Perrotti has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Perrotti, Senior Vice President of HIMCO, joined HIMCO in 1992 and has managed debt securities since that time.

HIGH YIELD PORTFOLIO AND STRATEGIC INCOME FUND. Alison D. Granger has been primarily responsible for the day-to-day management of the funds since April 2, 2001. Ms. Granger, Senior Vice President of HIMCO, joined HIMCO in 1993 and has managed debt securities since 1995.

ASSET ALLOCATION PORTFOLIO. Rand L. Alexander has been primarily responsible for the day-to-day management of the equity portion of the fund since April 2, 2001. Paul D. Kaplan has been primarily responsible for the day-to-day management of the fixed income portion of the fund since April 2, 2001. Mr. Alexander and Mr. Kaplan together determine the allocation of the fund's portfolio between fixed income and equity securities. Mr. Alexander, Senior Vice President of Wellington Management, joined Wellington Management in 1990 and has been an investment professional since 1976. Mr. Kaplan, Senior Vice President of Wellington Management, joined Wellington Management in 1978.

VALUE FUND. James H. Averill, David R. Fassnacht and James N. Mordy have been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Averill, Senior Vice President of Wellington Management, joined Wellington Management in 1986. Mr. Fassnacht, Vice President of Wellington Management, joined Wellington Management in 1991 and has been an investment professional since 1988. Mr. Mordy, Senior Vice President of Wellington Management, joined Wellington Management in 1985.

GROWTH & INCOME FUND. James A. Rullo has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Rullo, Senior Vice President of Wellington Management, joined Wellington Management in 1994.

CAPITAL FUND. Andrew J. Shilling has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Shilling, Vice President of Wellington Management, joined Wellington Management in 1994.

GROWTH FUND. Michael Carmen has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Carmen, Vice President of Wellington Management, joined Wellington Management in 1999. Prior to joining Wellington Management, he was an equity portfolio manager at Kobrick Funds (1997-1999), State Street Research and Management (1992-1996, 1997) and Montgomery Asset Management (1996).

CAPITAL APPRECIATION PORTFOLIO. James A. Rullo and David J. Elliott have been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Rullo, Senior Vice President of Wellington Management, joined Wellington Management in 1994 and has been an investment professional since that time. Mr. Elliott, Vice President of Wellington Management, joined Wellington Management in 1995.

GLOBAL GROWTH PORTFOLIO. Andrew S. Offit has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Offit, Senior Vice President of Wellington Management, joined Wellington Management in 1997 and has managed equity securities since that time. From 1987 to 1997 he worked as an analyst and portfolio manager for Fidelity Investments.

INTERNATIONAL EQUITY PORTFOLIO. Trond Skramstad has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Skramstad, Senior Vice President of Wellington Management, joined Wellington Management in 1993 and has been an investment professional since 1990.

MORE INFORMATION ON FUND OBJECTIVES, INVESTMENT

STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVES

The investment objective of each fund other than Money Fund may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its objective.

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by a fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments or in securities of small capitalization companies.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than Money Fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective. For Tax-Free National Portfolio and Tax-Free Minnesota Portfolio, being in a defensive position could result in a portion of these funds' regular income distribution being taxable.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund (other than Money Fund) may purchase and sell options, enter into futures contracts or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS


The funds that may invest 20% or more of their total assets in securities of foreign issuers or in non-dollar securities hold foreign investments as part of their principal investment strategy. Certain other funds may hold foreign investments, but not as a principal investment strategy.


Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FOREIGN INVESTMENTS IN EMERGING MARKETS

To the extent they can invest in foreign securities, each fund other than Money Fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less governmental regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

The funds whose investment strategies disclose that they may invest in securities of small capitalization companies do so as part of their principal investment strategies. The other funds (other than Money Fund) also may hold stocks of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks is the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of large capitalization companies.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Certain funds are expected to have relatively high portfolio turnover. The other funds also may engage in short-term trading at times. Short-term trading could produce higher brokerage expenses for a fund and, except with respect to Money Fund, higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

FOREIGN ISSUERS: (1) Companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see the front cover for the address and phone number).

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables that follow present performance information about each class of shares of the funds. This information is intended to help you understand each fund's financial performance for the past five years, or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a class of the fund, assuming you reinvested all of your dividends and distributions.


This information, except as noted, has been audited by KPMG LLP, independent auditors, whose report, along with the each fund's financial statements, is included in each fund's annual report, which is available upon request.


--------------------------------------------------------------------------------


                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                             --------------------------------------------------------------------
                        MONEY FUND                             2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................     $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .04           .05           .04           .05           .05
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.04)         (.05)         (.04)         (.05)         (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................     $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................      4.51%         5.48%         4.40%         4.88%         4.74%
Net assets end of year (000s omitted)......................  $203,703      $193,001      $168,080      $156,623      $126,547
Ratio of expenses to average daily net assets..............       .80%          .82%          .83%          .86%          .88%
Ratio of net investment income to average daily net
  assets...................................................      4.41%         5.35%         4.29%         4.77%         4.64%
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                                 CLASS B
                                          ------------------------------------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                          ------------------------------------------------------
MONEY FUND                                 2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------
Operations:
  Investment income - net...............     .04         .05         .04         .04         .04
------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..........    (.04)       (.05)       (.04)       (.04)       (.04)
------------------------------------------------------------------------------------------------
Net asset value, end of year............   $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------
Total return*...........................    3.68%       4.64%       3.56%       4.06%       3.97%
Net assets end of year (000s omitted)...  $3,283      $1,340      $1,393        $305         $55
Ratio of expenses to average daily net
  assets................................    1.60%       1.62%       1.63%       1.66%       1.68%
Ratio of net investment income to
  average daily net assets..............    3.44%       4.51%       3.48%       4.00%       3.94%
------------------------------------------------------------------------------------------------

----------------------------------------  ----------------------------------------------------------
                                                                   CLASS C
                                          ----------------------------------------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                          ------------------------------------------------------
MONEY FUND                                 2001        2000        1999        1998        1997
----------------------------------------  ----------------------------------------------------------
Net asset value, beginning of year......   $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------------------
Operations:
  Investment income - net...............     .04         .05         .04         .04         .04
----------------------------------------
Distributions to shareholders:
  From investment income - net..........    (.04)       (.05)       (.04)       (.04)       (.04)
----------------------------------------
Net asset value, end of year............   $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------------------
Total return*...........................    3.67%       4.63%       3.57%       4.12%       4.45%
Net assets end of year (000s omitted)...  $2,175        $172      $1,531        $714         $10
Ratio of expenses to average daily net
  assets................................    1.60%       1.62%       1.63%       1.66%       1.68%
Ratio of net investment income to
  average daily net assets..............    3.16%       4.39%       3.48%       4.08%       3.98%
----------------------------------------



----------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS H
                                                              --------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                              --------------------------------------------------------------
                         MONEY FUND                            2001         2000         1999         1998           1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................   $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net...................................     .04          .05          .04          .04          .04
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..............................    (.04)        (.05)        (.04)        (.04)        (.04)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................   $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return*...............................................    3.67%        4.63%        3.55%        4.07%        4.06%
Net assets end of year (000s omitted).......................  $2,846       $1,950       $2,088         $550         $627
Ratio of expenses to average daily net assets...............    1.60%        1.62%        1.63%        1.66%        1.68%
Ratio of net investment income to average daily net
  assets....................................................    3.61%        4.52%        3.51%        3.96%        4.02%
----------------------------------------------------------------------------------------------------------------------------



* These are the total returns during the periods, including reinvestment of all distributions.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS E
                                                             --------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                             --------------------------------------------------------------------
                    NATIONAL PORTFOLIO                         2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $10.52        $10.49        $11.38        $11.07        $10.76
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .49           .52           .50           .52           .55
  Net realized and unrealized gain (loss) on investments...       .56           .02          (.78)          .34           .31
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................      1.05           .54          (.28)          .86           .86
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.50)         (.51)         (.49)         (.51)         (.55)
  From net realized gains..................................        --            --          (.12)         (.04)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................      (.50)         (.51)         (.61)         (.55)         (.55)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $11.07        $10.52        $10.49        $11.38        $11.07
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................     10.18%         5.33%        (2.56)%        7.97%         8.19%
Net assets end of year (000s omitted)......................   $42,331       $42,212       $47,140       $56,959       $59,727
Ratio of expenses to average daily net assets..............       .97%          .96%          .94%          .98%          .95%
Ratio of net investment income to average daily net
  assets...................................................      4.49%         4.96%         4.56%         4.65%         5.03%
Portfolio turnover rate....................................        28%           64%           89%           74%           71%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS A
                                  ----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  ----------------------------------------------------------
NATIONAL PORTFOLIO                 2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $10.50       $10.47       $11.37       $11.06      $10.75
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net.......      .46          .50          .47          .50         .53
  Net realized and unrealized
    gain (loss) on
    investments.................      .56          .02         (.78)         .34         .31
--------------------------------------------------------------------------------------------
Total from operations...........     1.02          .52         (.31)         .84         .84
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.47)        (.49)        (.47)        (.49)       (.53)
  From net realized gains.......       --           --         (.12)        (.04)         --
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................     (.47)        (.49)        (.59)        (.53)       (.53)
--------------------------------------------------------------------------------------------
Net asset value, end of year....   $11.05       $10.50       $10.47       $11.37      $11.06
--------------------------------------------------------------------------------------------
Total return*...................     9.91%        5.09%       (2.87)%       7.75%       7.96%
Net assets end of year
  (000s omitted)................   $7,892       $6,509       $8,247       $8,308      $7,263
Ratio of expenses to average
  daily net assets..............     1.22%        1.21%        1.19%        1.23%       1.20%
Ratio of net investment income
  to average daily net assets...     4.24%        4.71%        4.31%        4.40%       4.78%
Portfolio turnover rate.........       28%          64%          89%          74%         71%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS B
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
NATIONAL PORTFOLIO                 2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $10.49       $10.46       $11.36       $11.05       $10.74
--------------------------------
Operations:
  Investment income - net.......      .38          .42          .38          .42          .44
  Net realized and unrealized
    gain (loss) on
    investments.................      .56          .02         (.78)         .34          .31
--------------------------------
Total from operations...........      .94          .44         (.40)         .76          .75
--------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.39)        (.41)        (.38)        (.41)        (.44)
  From net realized gains.......       --           --         (.12)        (.04)          --
--------------------------------
Total distributions to
  shareholders..................     (.39)        (.41)        (.50)        (.45)        (.44)
--------------------------------
Net asset value, end of year....   $11.04       $10.49       $10.46       $11.36       $11.05
--------------------------------
Total return*...................     9.14%        4.29%       (3.61)%       6.95%        7.14%
Net assets end of year
  (000s omitted)................   $1,701       $1,540       $1,752       $1,493       $1,287
Ratio of expenses to average
  daily net assets..............     1.97%        1.96%        1.94%        1.98%        1.95%
Ratio of net investment income
  to average daily net assets...     3.49%        3.96%        3.56%        3.65%        4.02%
Portfolio turnover rate.........       28%          64%          89%          74%          71%
--------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS C
                                  ----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  ----------------------------------------------------------
NATIONAL PORTFOLIO                 2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $10.48       $10.45       $11.34       $11.04      $10.74
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net.......      .38          .42          .39          .41         .43
  Net realized and unrealized
    gain (loss) on
    investments.................      .56          .02         (.78)         .34         .31
--------------------------------------------------------------------------------------------
Total from operations...........      .94          .44         (.39)         .75         .74
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.40)        (.41)        (.38)        (.41)       (.44)
  From net realized gains.......       --           --         (.12)        (.04)         --
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................     (.40)        (.41)        (.50)        (.45)       (.44)
--------------------------------------------------------------------------------------------
Net asset value, end of year....   $11.02       $10.48       $10.45       $11.34      $11.04
--------------------------------------------------------------------------------------------
Total return*...................     9.06%        4.30%       (3.53)%       6.86%       7.04%
Net assets end of year
  (000s omitted)................     $469         $289         $548         $493        $584
Ratio of expenses to average
  daily net assets..............     1.97%        1.96%        1.94%        1.98%       1.95%
Ratio of net investment income
  to average daily net assets...     3.49%        3.96%        3.56%        3.65%       4.05%
Portfolio turnover rate.........       28%          64%          89%          74%         71%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS H
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
NATIONAL PORTFOLIO                 2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $10.49       $10.46       $11.35       $11.06       $10.75
--------------------------------
Operations:
  Investment income - net.......      .37          .42          .39          .40          .44
  Net realized and unrealized
    gain (loss) on
    investments.................      .56          .02         (.78)         .34          .31
--------------------------------
Total from operations...........      .93          .44         (.39)         .74          .75
--------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.39)        (.41)        (.38)        (.41)        (.44)
  From net realized gains.......       --           --         (.12)        (.04)          --
--------------------------------
Total distributions to
  shareholders..................     (.39)        (.41)        (.50)        (.45)        (.44)
--------------------------------
Net asset value, end of year....   $11.03       $10.49       $10.46       $11.35       $11.06
--------------------------------
Total return*...................     9.03%        4.29%       (3.52)%       6.76%        7.13%
Net assets end of year
  (000s omitted)................   $4,853       $5,021       $6,019       $6,099       $5,111
Ratio of expenses to average
  daily net assets..............     1.97%        1.96%        1.94%        1.98%        1.95%
Ratio of net investment income
  to average daily net assets...     3.49%        3.96%        3.56%        3.65%        4.03%
Portfolio turnover rate.........       28%          64%          89%          74%          71%
--------------------------------



 * These are the total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CLASS E
                                                              -------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                              -------------------------------------------------------------------
                    MINNESOTA PORTFOLIO                        2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................    $9.91         $9.94        $10.77        $10.46        $10.28
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net...................................      .48           .51           .50           .52           .53
  Net realized and unrealized gain (loss) on investments....      .45          (.04)         (.67)          .32           .18
---------------------------------------------------------------------------------------------------------------------------------
Total from operations.......................................      .93           .47          (.17)          .84           .71
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..............................     (.49)         (.50)         (.49)         (.52)         (.53)
  From net realized gains...................................       --            --          (.17)         (.01)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders.........................     (.49)         (.50)         (.66)         (.53)         (.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................   $10.35         $9.91         $9.94        $10.77        $10.46
---------------------------------------------------------------------------------------------------------------------------------
Total return*...............................................     9.58%         4.87%        (1.71)%        8.25%         7.10%
Net assets end of year (000s omitted).......................  $32,259       $33,088       $37,396       $42,170       $43,584
Ratio of expenses to average daily net assets...............      .85%          .86%          .86%          .91%          .96%
Ratio of net investment income to average daily net
  assets....................................................     4.70%         5.12%         4.73%         4.94%         5.14%
Portfolio turnover rate.....................................       18%           56%           55%           55%           61%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                            CLASS A
                                   ---------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                   ---------------------------------------------------------
MINNESOTA PORTFOLIO                 2001        2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year...........................   $9.88        $9.91       $10.74       $10.43      $10.26
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net........     .45          .48          .47          .49         .50
  Net realized and unrealized
    gain (loss) on investments...     .45          .04         (.67)         .32         .18
--------------------------------------------------------------------------------------------
Total from operations............     .90          .44         (.20)         .81         .68
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net...    (.47)        (.47)        (.46)        (.49)       (.51)
  From net realized gains........      --           --         (.17)        (.01)         --
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders...................    (.47)        (.47)        (.63)        (.50)       (.51)
--------------------------------------------------------------------------------------------
Net asset value, end of year.....  $10.31        $9.88        $9.91       $10.74      $10.43
--------------------------------------------------------------------------------------------
Total return*....................    9.24%        4.63%       (1.94)%       8.13%       6.66%
Net assets end of year
  (000s omitted).................  $3,570       $3,454       $3,240       $3,170      $3,689
Ratio of expenses to average
  daily net assets...............    1.10%        1.11%        1.11%        1.16%       1.21%
Ratio of net investment income to
  average daily net assets.......    4.45%        4.87%        4.48%        4.69%       4.89%
Portfolio turnover rate..........      18%          56%          55%          55%         61%
--------------------------------------------------------------------------------------------

---------------------------------  --------------------------------------------------------------
                                                              CLASS B
                                   --------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                   --------------------------------------------------------------
MINNESOTA PORTFOLIO                 2001        2000         1999         1998         1997
---------------------------------  --------------------------------------------------------------
Net asset value, beginning of
  year...........................   $9.88        $9.90       $10.73       $10.42       $10.24
---------------------------------
Operations:
  Investment income - net........     .38          .42          .39          .41          .42
  Net realized and unrealized
    gain (loss) on investments...     .44         (.04)        (.67)         .32          .18
---------------------------------
Total from operations............     .82          .38         (.28)         .73          .60
---------------------------------
Distributions to shareholders:
  From investment income - net...    (.39)        (.40)        (.38)        (.41)        (.42)
  From net realized gains........      --           --         (.17)        (.01)          --
---------------------------------
Total distributions to
  shareholders...................    (.39)        (.40)        (.55)        (.42)        (.42)
---------------------------------
Net asset value, end of year.....  $10.31        $9.88        $9.90       $10.73       $10.42
---------------------------------
Total return*....................    8.45%        3.96%       (2.73)%       7.18%        6.01%
Net assets end of year
  (000s omitted).................    $789         $829         $860       $1,271       $1,301
Ratio of expenses to average
  daily net assets...............    1.85%        1.86%        1.86%        1.91%        1.96%
Ratio of net investment income to
  average daily net assets.......    3.70%        4.12%        3.73%        3.94%        4.14%
Portfolio turnover rate..........      18%          56%          55%          55%          61%
---------------------------------


--------------------------------------------------------------------------------------------
                                                            CLASS C
                                   ---------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                   ---------------------------------------------------------
MINNESOTA PORTFOLIO                 2001        2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year...........................   $9.90        $9.93       $10.73       $10.44      $10.26
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net........     .38          .41          .42          .39         .42
  Net realized and unrealized
    gain (loss) on investments...     .45         (.04)        (.67)         .32         .18
--------------------------------------------------------------------------------------------
Total from operations............     .83          .37         (.25)         .71         .60
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net...    (.39)        (.40)        (.38)        (.41)       (.42)
  From net realized gains........      --           --         (.17)        (.01)         --
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders...................    (.39)        (.40)        (.55)        (.42)       (.42)
--------------------------------------------------------------------------------------------
Net asset value, end of year.....  $10.34        $9.90        $9.93       $10.73      $10.44
--------------------------------------------------------------------------------------------
Total return*....................    8.55%        3.84%       (2.45)%       6.97%       6.00%
Net assets end of year
  (000s omitted).................    $200         $255         $247         $194        $232
Ratio of expenses to average
  daily net assets...............    1.85%        1.86%        1.86%        1.91%       1.96%
Ratio of net investment income to
  average daily net assets.......    3.70%        4.12%        3.73%        3.94%       4.14%
Portfolio turnover rate..........      18%          56%          55%          55%         61%
--------------------------------------------------------------------------------------------

---------------------------------  --------------------------------------------------------------
                                                              CLASS H
                                   --------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                   --------------------------------------------------------------
MINNESOTA PORTFOLIO                 2001        2000         1999         1998         1997
---------------------------------  --------------------------------------------------------------
Net asset value, beginning of
  year...........................   $9.91        $9.93       $10.76       $10.44       $10.26
---------------------------------
Operations:
  Investment income - net........     .38          .42          .39          .42          .42
  Net realized and unrealized
    gain (loss) on investments...     .44         (.04)        (.67)         .32          .18
---------------------------------
Total from operations............     .82          .38         (.28)         .74          .60
---------------------------------
Distributions to shareholders:
  From investment income - net...    (.39)        (.40)        (.38)        (.41)        (.42)
  From net realized gains........      --           --         (.17)        (.01)          --
---------------------------------
Total distributions to
  shareholders...................    (.39)        (.40)        (.55)        (.42)        (.42)
---------------------------------
Net asset value, end of year.....  $10.34        $9.91        $9.93       $10.76       $10.44
---------------------------------
Total return*....................    8.43%        3.95%       (2.73)%       7.26%        6.00%
Net assets end of year
  (000s omitted).................  $1,086       $1,076       $1,401       $1,458       $1,227
Ratio of expenses to average
  daily net assets...............    1.85%        1.86%        1.86%        1.91%        1.96%
Ratio of net investment income to
  average daily net assets.......    3.70%        4.12%        3.73%        3.94%        4.14%
Portfolio turnover rate..........      18%          56%          55%          55%          61%
---------------------------------



 * These are the total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS E
                                                             --------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             --------------------------------------------------------------------
              U.S. GOVERNMENT SECURITIES FUND                  2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................     $8.86         $8.96         $9.30         $9.16         $8.87
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .54           .52           .49           .52           .54
  Net realized and unrealized gain (loss) on investments...       .52          (.10)         (.34)          .14           .32
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................      1.06           .42           .15           .66           .86
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.55)         (.52)         (.49)         (.52)         (.54)
  Excess distributions of net realized gains...............        --            --            --            --          (.03)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................      (.55)         (.52)         (.49)         (.52)         (.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................     $9.37         $8.86         $8.96         $9.30         $9.16
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................     12.30%         4.91%         1.56%         7.42%        10.07%
Net assets end of year (000s omitted)......................  $182,170      $184,520      $254,096      $285,060      $324,643
Ratio of expenses to average daily net assets..............       .79%          .79%          .78%          .79%          .81%
Ratio of net investment income to average daily net
  assets...................................................      5.93%         5.96%         5.32%         5.62%         6.08%
Portfolio turnover rate....................................       136%          181%           75%          118%          161%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS A
                                  ----------------------------------------------------------
                                                     YEAR ENDED JULY 31,
                                  ----------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND    2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................    $8.86        $8.96        $9.30        $9.16       $8.87
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net.......      .52          .50          .47          .50         .52
  Net realized and unrealized
    gain (loss) on
    investments.................      .52         (.10)        (.34)         .14         .32
--------------------------------------------------------------------------------------------
Total from operations...........     1.04          .40          .13          .64         .84
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.53)        (.50)        (.47)        (.50)       (.52)
  Excess distributions of net
    realized gains..............       --           --           --           --        (.03)
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................     (.53)        (.50)        (.47)        (.50)       (.55)
--------------------------------------------------------------------------------------------
Net asset value, end of year....    $9.37        $8.86        $8.96        $9.30       $9.16
--------------------------------------------------------------------------------------------
Total return*...................    12.02%        4.62%        1.30%        7.14%       9.77%
Net assets end of year
  (000s omitted)................  $47,798      $43,620      $49,274      $52,439      $59,128
Ratio of expenses to average
  daily net assets..............     1.04%        1.04%        1.03%        1.04%       1.06%
Ratio of net investment income
  to average daily net assets...     5.67%        5.71%        5.07%        5.37%       5.83%
Portfolio turnover rate.........      136%         181%          75%         118%        161%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS B
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND    2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................    $8.83        $8.94        $9.28        $9.14        $8.86
--------------------------------
Operations:
  Investment income - net.......      .45          .43          .40          .43          .46
  Net realized and unrealized
    gain (loss) on
    investments.................      .52         (.10)        (.34)         .14          .31
--------------------------------
Total from operations...........      .97          .33          .06          .57          .77
--------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.46)        (.44)        (.40)        (.43)        (.47)
  Excess distributions of net
    realized gains..............       --           --           --           --         (.02)
--------------------------------
Total distributions to
  shareholders..................     (.46)        (.44)        (.40)        (.43)        (.49)
--------------------------------
Net asset value, end of year....    $9.34        $8.83        $8.94        $9.28        $9.14
--------------------------------
Total return*...................    11.24%        3.79%         .53%        6.40%        8.95%
Net assets end of year
  (000s omitted)................   $5,284       $4,264       $4,703       $3,161       $2,826
Ratio of expenses to average
  daily net assets..............     1.79%        1.79%        1.78%        1.79%        1.81%
Ratio of net investment income
  to average daily net assets...     4.92%        4.96%        4.32%        4.62%        5.08%
Portfolio turnover rate.........      136%         181%          75%         118%         161%
--------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS C
                                  ----------------------------------------------------------
                                                     YEAR ENDED JULY 31,
                                  ----------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND    2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................    $8.83        $8.93        $9.27        $9.13       $8.85
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net.......      .45          .44          .40          .43         .46
  Net realized and unrealized
    gain (loss) on
    investments.................      .52         (.10)        (.34)         .14         .31
--------------------------------------------------------------------------------------------
Total from operations...........      .97          .34          .06          .57         .77
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.46)        (.44)        (.40)        (.43)       (.47)
  Excess distributions of net
    realized gains..............       --           --           --           --        (.02)
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................     (.46)        (.44)        (.40)        (.43)       (.49)
--------------------------------------------------------------------------------------------
Net asset value, end of year....    $9.34        $8.83        $8.93        $9.27       $9.13
--------------------------------------------------------------------------------------------
Total return*...................    11.24%        3.91%         .52%        6.41%       8.96%
Net assets end of year
  (000s omitted)................   $1,603       $1,606       $3,071       $1,267      $1,444
Ratio of expenses to average
  daily net assets..............     1.79%        1.79%        1.78%        1.79%       1.81%
Ratio of net investment income
  to average daily net assets...     4.92%        4.93%        4.32%        4.62%       5.07%
Portfolio turnover rate.........      136%         181%          75%         118%        161%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS H
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND    2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................    $8.83        $8.94        $9.28        $9.14        $8.86
--------------------------------
Operations:
  Investment income - net.......      .45          .43          .40          .43          .46
  Net realized and unrealized
    gain (loss) on
    investments.................      .52         (.10)        (.34)         .14          .31
--------------------------------
Total from operations...........      .97          .33          .06          .57          .77
--------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.46)        (.44)        (.40)        (.43)        (.47)
  Excess distributions of net
    realized gains..............       --           --           --           --         (.02)
--------------------------------
Total distributions to
  shareholders..................     (.46)        (.44)        (.40)        (.43)        (.49)
--------------------------------
Net asset value, end of year....    $9.34        $8.83        $8.94        $9.28        $9.14
--------------------------------
Total return*...................    11.24%        3.79%         .53%        6.40%        8.94%
Net assets end of year
  (000s omitted)................  $10,078       $8,345      $10,262      $10,816      $10,637
Ratio of expenses to average
  daily net assets..............     1.79%        1.79%        1.78%        1.79%        1.80%
Ratio of net investment income
  to average daily net assets...     4.92%        4.96%        4.32%        4.62%        5.08%
Portfolio turnover rate.........      136%         181%          75%         118%         161%
--------------------------------



* These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

                                                                    CLASS A
                                               --------------------------------------------------
                                                              YEAR ENDED JULY 31,
-------------------------------------------------------------------------------------------------
                                               --------------------------------------------------
            STRATEGIC INCOME FUND                2001          2000          1999         1998+
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year...........     $8.82         $9.14        $10.05        $10.00
-------------------------------------------------------------------------------------------------
Operations:
  Investment income - net....................       .67           .69           .61           .42
  Net realized and unrealized gain (loss) on
    investments..............................      (.28)         (.30)         (.89)          .05
-------------------------------------------------------------------------------------------------
Total from operations........................       .39           .39          (.28)          .47
-------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net...............      (.68)         (.71)         (.62)         (.42)
  From net realized gains on investments.....        --            --          (.01)           --
-------------------------------------------------------------------------------------------------
Total distributions to shareholders..........      (.68)         (.71)         (.63)         (.42)
-------------------------------------------------------------------------------------------------
Net asset value, end of year.................     $8.53         $8.82         $9.14        $10.05
-------------------------------------------------------------------------------------------------
Total return*................................      4.58%         4.43%        (2.86)%        4.77%
Net assets end of year (000s omitted)........   $24,588       $23,087       $22,207       $22,422
Ratio of expenses to average daily net assets
  (a)........................................      1.10%         1.10%         1.10%         1.10%**
Ratio of net investment income to average
  daily net assets (a).......................      7.82%         7.71%         6.38%         6.22%**
Portfolio turnover rate......................        79%           67%           79%          136%
-------------------------------------------------------------------------------------------------

                                                                    CLASS B
                                               --------------------------------------------------
                                                            YEAR ENDED JULY 31,
---------------------------------------------  --------------------------------------------------
                                               ----------------------------------------------
            STRATEGIC INCOME FUND               2001         2000         1999         1998+
---------------------------------------------  --------------------------------------------------
Net asset value, beginning of year...........    $8.82        $9.14       $10.05       $10.00
---------------------------------------------
Operations:
  Investment income - net....................      .61          .62          .54          .38
  Net realized and unrealized gain (loss) on
    investments..............................     (.28)        (.30)        (.89)         .05
---------------------------------------------
Total from operations........................      .33          .32         (.35)         .43
---------------------------------------------
Distributions to shareholders:
  From investment income - net...............     (.62)        (.64)        (.55)        (.38)
  From net realized gains on investments.....       --           --         (.01)          --
---------------------------------------------
Total distributions to shareholders..........     (.62)        (.64)        (.56)        (.38)
---------------------------------------------
Net asset value, end of year.................    $8.53        $8.82        $9.14       $10.05
---------------------------------------------
Total return*................................     3.83%        3.63%       (3.58)%       4.31%
Net assets end of year (000s omitted)........     $767         $806         $815         $398
Ratio of expenses to average daily net assets
  (a)........................................     1.85%        1.85%        1.85%        1.85%**
Ratio of net investment income to average
  daily net assets (a).......................     7.07%        6.96%        5.63%        5.73%**
Portfolio turnover rate......................       79%          67%          79%         136%
---------------------------------------------


                                                                    CLASS C
                                               --------------------------------------------------
                                                              YEAR ENDED JULY 31,
-------------------------------------------------------------------------------------------------
                                               --------------------------------------------------
            STRATEGIC INCOME FUND                2001          2000          1999         1998+
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year...........     $8.83         $9.15        $10.05        $10.00
-------------------------------------------------------------------------------------------------
Operations:
  Investment income - net....................       .60           .62           .55           .38
  Net realized and unrealized gain (loss) on
    investments..............................      (.28)         (.30)         (.89)          .05
-------------------------------------------------------------------------------------------------
Total from operations........................       .32           .32          (.34)          .43
-------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net...............      (.62)         (.64)         (.55)         (.38)
  From net realized gains on investments.....        --            --          (.01)           --
-------------------------------------------------------------------------------------------------
Total distributions to shareholders..........      (.62)         (.64)         (.56)         (.38)
-------------------------------------------------------------------------------------------------
Net asset value, end of year.................     $8.53         $8.83         $9.15        $10.05
-------------------------------------------------------------------------------------------------
Total return*................................      3.73%         3.63%        (3.49)%        4.35%
Net assets end of year (000s omitted)........      $197          $190          $219          $194
Ratio of expenses to average daily net assets
  (a)........................................      1.85%         1.85%         1.85%         1.85%**
Ratio of net investment income to average
  daily net assets (a).......................      7.07%         6.98%         5.63%         5.73%**
Portfolio turnover rate......................        79%           67%           79%          136%
-------------------------------------------------------------------------------------------------

                                                                    CLASS H
                                               --------------------------------------------------
                                                            YEAR ENDED JULY 31,
---------------------------------------------  --------------------------------------------------
                                               ----------------------------------------------
            STRATEGIC INCOME FUND               2001         2000         1999         1998+
---------------------------------------------  --------------------------------------------------
Net asset value, beginning of year...........    $8.82        $9.14       $10.05       $10.00
---------------------------------------------
Operations:
  Investment income - net....................      .60          .62          .54          .38
  Net realized and unrealized gain (loss) on
    investments..............................     (.28)        (.30)        (.89)         .05
---------------------------------------------
Total from operations........................      .32          .32         (.34)         .43
---------------------------------------------
Distributions to shareholders:
  From investment income - net...............     (.62)        (.64)        (.55)        (.38)
  From net realized gains on investments.....       --           --         (.01)          --
---------------------------------------------
Total distributions to shareholders..........     (.62)        (.64)        (.56)        (.38)
---------------------------------------------
Net asset value, end of year.................    $8.52        $8.82        $9.14       $10.05
---------------------------------------------
Total return*................................     3.72%        3.63%       (3.58)%       4.35%
Net assets end of year (000s omitted)........   $1,001         $810         $751         $355
Ratio of expenses to average daily net assets
  (a)........................................     1.85%        1.85%        1.85%        1.85%**
Ratio of net investment income to average
  daily net assets (a).......................     7.07%        6.96%        5.63%        5.73%**
Portfolio turnover rate......................       79%          67%          79%         136%
---------------------------------------------



  *These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.


 **Annualized.


  +For the period December 1, 1997 (commencement of operations) to July 31,
   1998.


 (a)Advisers had voluntarily undertaken to limit annual expenses for the Strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.10% of average daily net assets for Class A and 1.85% for Classes B, C, and H. For the periods presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been as follows:



                                                        RATIO OF EXPENSES                      RATIO OF NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
                                                ----------------------------------         --------------------------------------
                                                       YEAR ENDED JULY 31,                          YEAR ENDED JULY 31,
                                                ----------------------------------         --------------------------------------
                                                2001      2000      1999      1998         2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------------------
Class A.......................................  1.32%     1.34%     1.44%     1.39%        7.60%     7.47%     6.04%     5.93%
Class B, C, H.................................  2.07%     2.09%     2.19%     2.14%        6.85%     6.72%     5.29%     5.44%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             --------------------------------------------------------------------
                   HIGH YIELD PORTFOLIO                        2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................     $6.06         $6.67         $7.41         $7.83         $7.56
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .56           .60           .59           .73           .76
  Net realized and unrealized gain (loss) on investments...      (.78)         (.64)         (.72)         (.40)          .28
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................      (.22)         (.04)         (.13)          .33          1.04
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.58)         (.57)         (.61)         (.75)         (.75)
  Excess distributions of net realized gains...............        --            --            --            --          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................      (.58)         (.57)         (.61)         (.75)         (.77)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................     $5.26         $6.06         $6.67         $7.41         $7.83
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................     (3.90)%        (.57)%       (1.76)%        4.31%        14.51%
Net assets end of year (000s omitted)......................   $68,417       $82,279      $106,921      $113,549      $123,115
Ratio of expenses to average daily net assets..............      1.18%         1.17%         1.16%         1.17%         1.19%
Ratio of net investment income to average daily net
  assets...................................................      9.86%         9.32%         8.54%         9.46%         9.84%
Portfolio turnover rate....................................       112%           67%           46%          214%          331%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS B
                                  ----------------------------------------------------------
                                                     YEAR ENDED JULY 31,
                                  ----------------------------------------------------------
HIGH YIELD PORTFOLIO               2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................    $6.06        $6.67        $7.41        $7.83       $7.56
--------------------------------------------------------------------------------------------
Operations:
  Investment income -- net......      .52          .56          .54          .68         .71
  Net realized and unrealized
    gain (loss) on
    investments.................     (.77)        (.64)        (.72)        (.40)        .28
--------------------------------------------------------------------------------------------
Total from operations...........     (.25)        (.08)        (.18)         .28         .99
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.54)        (.53)        (.56)        (.70)       (.70)
  Excess distributions of net
    realized gains..............       --           --           --           --        (.02)
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................     (.54)        (.53)        (.56)        (.70)       (.72)
--------------------------------------------------------------------------------------------
Net asset value, end of year....    $5.27        $6.06        $6.67        $7.41       $7.83
--------------------------------------------------------------------------------------------
Total return*...................    (4.40)%      (1.29)%      (2.44)%       3.67%      13.80%
Net assets end of year
  (000s omitted)................  $11,485      $15,279      $22,814      $28,935      $20,388
Ratio of expenses to average
  daily net assets..............     1.83%        1.82%        1.81%        1.82%       1.83%
Ratio of net investment income
  to average daily net assets...     9.22%        8.66%        7.90%        8.81%       9.24%
Portfolio turnover rate.........      112%          67%          46%         214%        331%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS C
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
HIGH YIELD PORTFOLIO               2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................    $6.05        $6.66        $7.40        $7.82        $7.55
--------------------------------
Operations:
  Investment income -- net......      .52          .56          .54          .68          .71
  Net realized and unrealized
    gain (loss) on
    investments.................     (.77)        (.64)        (.72)        (.40)         .28
--------------------------------
Total from operations...........     (.25)        (.08)        (.18)         .28          .99
--------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.54)        (.53)        (.56)        (.70)        (.70)
  Excess distributions of net
    realized gains..............       --           --           --           --         (.02)
--------------------------------
Total distributions to
  shareholders..................     (.54)        (.53)        (.56)        (.70)        (.72)
--------------------------------
Net asset value, end of year....    $5.26        $6.05        $6.66        $7.40        $7.82
--------------------------------
Total return*...................    (4.41)%      (1.29)%      (2.44)%       3.67%       13.82%
Net assets end of year
  (000s omitted)................   $3,134       $4,224       $6,051       $8,641       $7,037
Ratio of expenses to average
  daily net assets..............     1.83%        1.82%        1.81%        1.82%        1.83%
Ratio of net investment income
  to average daily net assets...     9.21%        8.66%        7.90%        8.81%        9.26%
Portfolio turnover rate.........      112%          67%          46%         214%         331%
--------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS H
                                                             --------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             --------------------------------------------------------------------
                   HIGH YIELD PORTFOLIO                        2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................     $6.06         $6.66         $7.40         $7.82         $7.55
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .52           .57           .54           .68           .71
  Net realized and unrealized gain (loss) on investments...      (.78)         (.64)         (.72)         (.40)          .28
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................      (.26)         (.07)         (.18)          .28           .99
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.54)         (.53)         (.56)         (.70)         (.70)
  Excess distributions of net realized gains...............        --            --            --            --          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................      (.54)         (.53)         (.56)         (.70)         (.72)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................     $5.26         $6.06         $6.66         $7.40         $7.82
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................     (4.57)%       (1.13)%       (2.44)%        3.67%        13.82%
Net assets end of year (000s omitted)......................   $27,274       $36,161       $56,420       $72,415       $63,789
Ratio of expenses to average daily net assets..............      1.83%         1.82%         1.81%         1.82%         1.83%
Ratio of net investment income to average daily net
  assets...................................................      9.21%         8.66%         7.90%         8.81%         9.23%
Portfolio turnover rate....................................       112%           67%           46%          214%          331%
---------------------------------------------------------------------------------------------------------------------------------



* These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
                ASSET ALLOCATION PORTFOLIO                     2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $18.70        $18.43        $16.91        $18.98        $16.48
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .33           .37           .30           .39           .39
  Net realized and unrealized gain (loss) on investments...     (2.96)         3.30          3.47           .13          3.47
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................     (2.63)         3.67          3.77           .52          3.86
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.34)         (.37)         (.29)         (.41)         (.41)
  From net realized gains..................................     (1.24)        (3.03)        (1.96)        (2.18)         (.95)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................     (1.58)        (3.40)        (2.25)        (2.59)        (1.36)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $14.49        $18.70        $18.43        $16.91        $18.98
---------------------------------------------------------------------------------------------------------------------------------
Total return @.............................................    (14.73)%       21.45%        22.96%         2.71%        24.62%
Net assets end of year (000s omitted)......................  $158,108      $205,678      $177,794      $151,920      $156,734
Ratio of expenses to average daily net assets..............      1.40%         1.39%         1.42%         1.44%         1.48%
Ratio of net investment income to average daily net
  assets...................................................      2.02%         2.00%         1.60%         2.07%         2.22%
Portfolio turnover rate....................................       127%          153%          159%          104%          109%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS B
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
ASSET ALLOCATION PORTFOLIO         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $18.55       $18.30       $16.80       $18.87      $16.40
--------------------------------------------------------------------------------------------
Operations:
  Investment income - net.......      .23          .27          .19          .29         .27
  Net realized and unrealized
    gain (loss) on
    investments.................    (2.93)        3.28         3.46          .13        3.47
--------------------------------------------------------------------------------------------
Total from operations...........    (2.70)        3.55         3.65          .42        3.74
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.25)        (.27)        (.19)        (.31)       (.32)
  From net realized gains.......    (1.24)       (3.03)       (1.96)       (2.18)       (.95)
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................    (1.49)       (3.30)       (2.15)       (2.49)      (1.27)
--------------------------------------------------------------------------------------------
Net asset value, end of year....   $14.36       $18.55       $18.30       $16.80      $18.87
--------------------------------------------------------------------------------------------
Total return @..................   (15.22)%      20.84%       22.32%        2.14%      23.92%
Net assets end of year
  (000s omitted)................  $23,934      $26,356      $17,408       $9,928      $7,462
Ratio of expenses to average
  daily net assets..............     1.95%        1.94%        1.97%        1.99%       2.03%
Ratio of net investment income
  to average daily net assets...     1.47%        1.45%        1.05%        1.50%       1.67%
Portfolio turnover rate.........      127%         153%         159%         104%        109%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO         2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $18.45       $18.22       $16.74       $18.81       $16.35
--------------------------------
Operations:
  Investment income - net.......      .24          .27          .19          .29          .26
  Net realized and unrealized
    gain (loss) on
    investments.................    (2.92)        3.26         3.44          .13         3.47
--------------------------------
Total from operations...........    (2.68)        3.53         3.63          .42         3.73
--------------------------------
Distributions to shareholders:
  From investment
    income - net................     (.25)        (.27)        (.19)        (.31)        (.32)
  From net realized gains.......    (1.24)       (3.03)       (1.96)       (2.18)        (.95)
--------------------------------
Total distributions to
  shareholders..................    (1.49)       (3.30)       (2.15)       (2.49)       (1.27)
--------------------------------
Net asset value, end of year....   $14.28       $18.45       $18.22       $16.74       $18.81
--------------------------------
Total return @..................   (15.20)%      20.81%       22.27%        2.15%       23.93%
Net assets end of year
  (000s omitted)................  $11,137      $14,940      $10,259       $5,831       $4,789
Ratio of expenses to average
  daily net assets..............     1.95%        1.94%        1.97%        1.99%        2.03%
Ratio of net investment income
  to average daily net assets...     1.47%        1.45%        1.05%        1.51%        1.67%
Portfolio turnover rate.........      127%         153%         159%         104%         109%
--------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS H                                                CLASS Z
                            -----------------------------------------------------------         ---------------------------------
                                               YEAR ENDED AUGUST 31,                                  YEAR ENDED AUGUST 31,
                            -----------------------------------------------------------         ---------------------------------
ASSET ALLOCATION PORTFOLIO   2001         2000         1999         1998         1997            2001        2000         1999+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of year.................   $18.53       $18.29       $16.79       $18.86       $16.39         $18.71       $18.44       $19.05
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment
    income - net..........      .24          .27          .19          .29          .27            .40          .46          .07
  Net realized and
    unrealized gain (loss)
    on investments........    (2.93)        3.27         3.46          .13         3.47          (2.96)        3.30         (.68)
---------------------------------------------------------------------------------------------------------------------------------
Total from operations.....    (2.69)        3.54         3.65          .42         3.74          (2.56)        3.76         (.61)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders:
  From investment
    income - net..........     (.25)        (.27)        (.19)        (.31)        (.32)          (.42)        (.46)          --
  From net realized
    gains.................    (1.24)       (3.03)       (1.96)       (2.18)        (.95)         (1.24)       (3.03)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
  shareholders............    (1.49)       (3.30)       (2.15)       (2.49)       (1.27)         (1.66)       (3.49)          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  year....................   $14.35       $18.53       $18.29       $16.74       $18.86         $14.49       $18.71       $18.44
---------------------------------------------------------------------------------------------------------------------------------
Total return @............   (15.18)%      20.78%       22.32%        2.15%       23.93%        (14.38)%      21.99%       (3.20)%
Net assets end of year
  (000s omitted)..........  $37,879      $44,165      $34,207      $22,979      $17,142         $2,414       $2,353         $817
Ratio of expenses to
  average daily net
  assets..................     1.95%        1.94%        1.97%        1.99%        2.03%           .95%         .94%         .97%*
Ratio of net investment
  income to average daily
  net assets..............     1.47%        1.45%        1.05%        1.50%        1.67%          2.47%        2.45%        2.05%*
Portfolio turnover rate...      127%         153%         159%         104%         109%           127%         153%         159%
---------------------------------------------------------------------------------------------------------------------------------



@These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.


*  Annualized
+ For the period from July 27, 1999 (initial offering of shares) to August 31, 1999.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
                        VALUE FUND                             2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $14.30        $13.28        $11.85        $13.51        $10.75
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net..................................       .03           .01           .05           .09           .09
  Net realized and unrealized gain (loss) on investments...       .31          1.94          2.73          (.30)         2.94
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................       .34          1.95          2.78          (.21)         3.03
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................      (.02)           --          (.05)         (.09)         (.06)
  From net realized gains on investments...................     (1.32)         (.93)        (1.30)        (1.36)         (.21)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................     (1.34)         (.93)        (1.35)        (1.45)         (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $13.30        $14.30        $13.28        $11.85        $13.51
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................      2.29%        15.76%        24.10%        (2.52)%       28.66%
Net assets end of year (000s omitted)......................   $30,480       $39,975       $34,302       $22,449       $21,855
Ratio of expenses to average daily net assets..............      1.41%         1.42%         1.48%         1.52%         1.59%
Ratio of net investment income to average daily net
  assets...................................................       .05%          .14%          .32%          .55%          .72%
Portfolio turnover rate....................................       177%          228%          266%          260%           93%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS B
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
VALUE FUND                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $13.94       $13.06       $11.71       $13.39      $10.70
--------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.........     (.07)        (.08)        (.08)        (.02)       (.01)
  Net realized and unrealized
    gain (loss) on
    investments.................      .30         1.89         2.73         (.30)       2.94
--------------------------------------------------------------------------------------------
Total from operations...........      .23         1.81         2.65         (.32)       2.93
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment
    income - net................       --           --           --           --        (.03)
  From net realized gains on
    investments.................    (1.32)        (.93)       (1.30)       (1.36)       (.21)
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................    (1.32)        (.93)       (1.30)       (1.36)       (.24)
--------------------------------------------------------------------------------------------
Net asset value, end of year....   $12.85       $13.94       $13.06       $11.71      $13.39
--------------------------------------------------------------------------------------------
Total return*...................     1.53%       14.90%       23.20%       (3.33)%     27.75%
Net assets end of year
  (000s omitted)................   $9,668       $7,633       $6,662       $4,794      $2,480
Ratio of expenses to average
  daily net assets..............     2.16%        2.17%        2.23%        2.27%       2.34%
Ratio of net investment loss to
  average daily net assets......     (.70)%       (.61)%       (.43)%       (.20)%      (.04)%
Portfolio turnover rate.........      177%         228%         266%         260%         93%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
VALUE FUND                         2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $13.95       $13.07       $11.72       $13.39       $10.70
--------------------------------
Operations:
  Investment loss - net.........     (.07)        (.08)        (.08)        (.01)        (.01)
  Net realized and unrealized
    gain (loss) on
    investments.................      .30         1.89         2.73         (.30)        2.94
--------------------------------
Total from operations...........      .23         1.81         2.65         (.31)        2.93
--------------------------------
Distributions to shareholders:
  From investment
    income - net................       --           --           --           --         (.03)
  From net realized gains on
    investments.................    (1.32)        (.93)       (1.30)       (1.36)        (.21)
--------------------------------
Total distributions to
  shareholders..................    (1.32)        (.93)       (1.30)       (1.36)        (.24)
--------------------------------
Net asset value, end of year....   $12.86       $13.95       $13.07       $11.72       $13.39
--------------------------------
Total return*...................     1.53%       14.90%       23.18%       (3.24)%      27.75%
Net assets end of year
  (000s omitted)................   $2,935       $2,662       $2,486       $1,991       $1,002
Ratio of expenses to average
  daily net assets..............     2.16%        2.17%        2.23%        2.27%        2.34%
Ratio of net investment loss to
  average daily net assets......     (.70)%       (.61)%       (.43)%       (.20)%       (.04)%
Portfolio turnover rate.........      177%         228%         266%         260%          93%
--------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS H
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
                        VALUE FUND                             2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $13.95        $13.07        $11.72        $13.39        $10.70
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net....................................      (.07)         (.08)         (.08)         (.01)         (.01)
  Net realized and unrealized gain (loss) on investments...       .30          1.89          2.73          (.30)         2.94
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................       .23          1.81          2.65          (.31)         2.93
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................        --            --            --            --          (.03)
  From net realized gains on investments...................     (1.32)         (.93)        (1.30)        (1.36)         (.21)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................     (1.32)         (.93)        (1.30)        (1.36)         (.24)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $12.86        $13.95        $13.07        $11.72        $13.39
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................      1.53%        14.90%        23.18%        (3.24)%       27.75%
Net assets end of year (000s omitted)......................    $8,967        $8,796        $8,045        $7,016        $4,896
Ratio of expenses to average daily net assets..............      2.16%         2.17%         2.23%         2.27%         2.34%
Ratio of net investment loss to average daily net assets...      (.70)%        (.61)%        (.43)%        (.20)%        (.04)%
Portfolio turnover rate....................................       177%          228%          266%          260%           93%
---------------------------------------------------------------------------------------------------------------------------------



 * These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                    GROWTH & INCOME FUND                       2001         2000         1999         1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................   $16.96       $14.83       $13.20       $13.06       $10.35
-----------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net...................................      .02          .08          .17          .32          .20
  Net realized and unrealized gain (loss) on investments....    (2.20)        2.37         2.03          .07         2.77
-----------------------------------------------------------------------------------------------------------------------------
Total from operations.......................................    (2.18)        2.45         2.20          .39         2.97
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..............................     (.04)        (.07)        (.18)        (.24)        (.16)
  From net realized gains on investments....................    (1.05)        (.25)        (.39)        (.01)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders.........................    (1.09)        (.32)        (.57)        (.25)        (.26)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................   $13.69       $16.96       $14.83       $13.20       $13.06
-----------------------------------------------------------------------------------------------------------------------------
Total return*...............................................   (13.50)%      16.73%       16.84%        2.81%       29.00%
Net assets end of year (000s omitted).......................  $21,512      $25,903      $26,100      $20,994      $13,907
Ratio of expenses to average daily net assets...............     1.46%        1.45%        1.44%        1.55%        1.75%
Ratio of net investment income to average daily net
  assets....................................................      .19%         .58%        1.18%        1.71%        1.68%
Portfolio turnover rate.....................................      147%         112%          65%          20%          15%
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                                 CLASS B
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
GROWTH & INCOME FUND                       2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------
Net asset value, beginning of year......  $16.82      $14.77      $13.16      $13.03      $10.32
------------------------------------------------------------------------------------------------
Operations:
  Investment income (loss) - net........    (.09)       (.03)        .07         .20         .11
  Net realized and unrealized gain
    (loss) on investments...............   (2.17)       2.34        2.03         .07        2.77
------------------------------------------------------------------------------------------------
Total from operations...................   (2.26)       2.31        2.10         .27        2.88
------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..........      --        (.01)       (.10)       (.13)       (.07)
  From net realized gains on
    investments.........................   (1.05)       (.25)       (.39)       (.01)       (.10)
------------------------------------------------------------------------------------------------
Total distributions to shareholders.....   (1.05)       (.26)       (.49)       (.14)       (.17)
------------------------------------------------------------------------------------------------
Net asset value, end of year............  $13.51      $16.82      $14.77      $13.16      $13.03
------------------------------------------------------------------------------------------------
Total return*...........................  (14.11)%     15.79%      16.08%       1.99%      28.16%
Net assets end of year
  (000s omitted)........................  $7,309      $8,376      $7,168      $5,159      $2,306
Ratio of expenses to average daily net
  assets................................    2.21%       2.20%       2.19%       2.30%       2.50%
Ratio of net investment income (loss) to
  average daily net assets..............    (.56)%      (.19)%       .41%        .96%        .92%
Portfolio turnover rate.................     147%        112%         65%         20%         15%
------------------------------------------------------------------------------------------------

----------------------------------------  ----------------------------------------------------------
                                                                   CLASS C
                                          ----------------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                          ----------------------------------------------------------
GROWTH & INCOME FUND                       2001        2000        1999        1998        1997
----------------------------------------  ----------------------------------------------------------
Net asset value, beginning of year......  $16.82      $14.76      $13.16      $13.03      $10.33
----------------------------------------
Operations:
  Investment income (loss) - net........    (.09)       (.03)        .06         .20         .10
  Net realized and unrealized gain
    (loss) on investments...............   (2.17)       2.35        2.03         .07        2.77
----------------------------------------
Total from operations...................   (2.26)       2.32        2.09         .27        2.87
----------------------------------------
Distributions to shareholders:
  From investment income - net..........      --        (.01)       (.10)       (.13)       (.07)
  From net realized gains on
    investments.........................   (1.05)       (.25)       (.39)       (.01)       (.10)
----------------------------------------
Total distributions to shareholders.....   (1.05)       (.26)       (.49)       (.14)       (.17)
----------------------------------------
Net asset value, end of year............  $13.51      $16.82      $14.76      $13.16      $13.03
----------------------------------------
Total return*...........................  (14.11)%     15.87%      16.00%       1.99%      28.03%
Net assets end of year
  (000s omitted)........................  $2,105      $2,583      $2,445      $2,217      $1,290
Ratio of expenses to average daily net
  assets................................    2.21%       2.20%       2.19%       2.30%       2.50%
Ratio of net investment income (loss) to
  average daily net assets..............    (.56)%      (.19)%       .41%        .96%        .94%
Portfolio turnover rate.................     147%        112%         65%         20%         15%
----------------------------------------



----------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS H
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                    GROWTH & INCOME FUND                       2001         2000         1999         1998           1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................  $16.82       $14.76       $13.16       $13.03       $10.33
----------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income (loss) - net............................    (.09)        (.03)         .06          .20          .10
  Net realized and unrealized gain (loss) on investments....   (2.17)        2.35         2.03          .07         2.77
----------------------------------------------------------------------------------------------------------------------------
Total from operations.......................................   (2.26)        2.32         2.09          .27         2.87
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..............................      --         (.01)        (.10)        (.13)        (.07)
  From net realized gains on investments....................   (1.05)        (.25)        (.39)        (.01)        (.10)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders.........................   (1.05)        (.26)        (.49)        (.14)        (.17)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................  $13.51       $16.82       $14.76       $13.16       $13.03
----------------------------------------------------------------------------------------------------------------------------
Total return*...............................................  (14.11)%      15.87%       16.00%        1.99%       28.03%
Net assets end of year (000s omitted).......................  $5,492       $7,239       $7,245       $6,306       $5,085
Ratio of expenses to average daily net assets...............    2.21%        2.20%        2.19%        2.30%        2.50%
Ratio of net investment income (loss) to average daily net
  assets....................................................    (.56)%       (.19)%        .41%         .96%         .93%
Portfolio turnover rate.....................................     147%         112%          65%          20%          15%
----------------------------------------------------------------------------------------------------------------------------



 * These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
                       CAPITAL FUND                            2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $23.85        $22.81        $22.37        $26.13        $21.89
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net....................................      (.05)         (.08)         (.03)         (.08)         (.08)
  Net realized and unrealized gain (loss) on investments...     (5.39)         6.47          6.73           .38          7.06
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................     (5.44)         6.39          6.70           .30          6.98
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net.............................        --            --            --            --          (.01)
  From net realized gains on investments...................     (3.32)        (5.35)        (6.26)        (4.06)        (2.73)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................     (3.32)        (5.35)        (6.26)         4.06)        (2.74)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $15.09        $23.85        $22.81        $22.37        $26.13
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................    (25.08)%       32.70%        37.88%         1.56%        26.13%
Net assets end of year (000s omitted)......................  $416,544      $615,473      $551,551      $312,551      $340,949
Ratio of expenses to average daily net assets..............      1.08%         1.07%         1.10%         1.13%         1.18%
Ratio of net investment loss to average daily net assets...      (.16)%        (.29)%        (.08)%        (.28)%        (.33)%
Portfolio turnover rate....................................       161%          165%          177%           71%           43%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS B
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
CAPITAL FUND                       2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $22.27       $21.77       $21.73       $25.67      $21.69
--------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.........     (.21)        (.62)        (.43)        (.26)       (.35)
  Net realized and unrealized
    gain (loss) on
    investments.................    (4.93)        6.47         6.73          .38        7.06
--------------------------------------------------------------------------------------------
Total from operations...........    (5.14)        5.85         6.30          .12        6.71
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on
    investments.................    (3.32)       (5.35)       (6.26)       (4.06)      (2.73)
--------------------------------------------------------------------------------------------
Total distributions to
  shareholders..................    (3.32)       (5.35)       (6.26)        4.06)      (2.73)
--------------------------------------------------------------------------------------------
Net asset value, end of year....   $13.81       $22.27       $21.77       $21.73      $25.67
--------------------------------------------------------------------------------------------
Total return*...................   (25.58)%      31.59%       36.94%         .80%      33.55%
Net assets end of year
  (000s omitted)................  $29,777      $38,264      $24,847       $9,339      $7,284
Ratio of expenses to average
  daily net assets..............     1.83%        1.82%        1.85%        1.88%       1.93%
Ratio of net investment loss to
  average daily net assets......     (.91)%      (1.04)%       (.83)%      (1.03)%     (1.08)%
Portfolio turnover rate.........      161%         165%         177%          71%         43%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
CAPITAL FUND                       2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $22.27       $21.76       $21.73       $25.68       $21.68
--------------------------------
Operations:
  Investment loss - net.........     (.21)        (.62)        (.44)        (.27)        (.33)
  Net realized and unrealized
    gain (loss) on
    investments.................    (4.93)        6.48         6.73          .38         7.06
--------------------------------
Total from operations...........    (5.14)        5.86         6.29          .11         6.73
--------------------------------
Distributions to shareholders:
  From net realized gains on
    investments.................    (3.32)       (5.35)       (6.26)       (4.06)       (2.73)
--------------------------------
Total distributions to
  shareholders..................    (3.32)       (5.35)       (6.26)       (4.06)       (2.73)
--------------------------------
Net asset value, end of year....   $13.81       $22.27       $21.76       $21.73       $25.68
--------------------------------
Total return*...................   (25.58)%      31.66%       36.87%         .76%       33.68%
Net assets end of year
  (000s omitted)................   $7,557      $10,932       $5,715       $2,453       $1,432
Ratio of expenses to average
  daily net assets..............     1.83%        1.82%        1.85%        1.88%        1.93%
Ratio of net investment loss to
  average daily net assets......     (.91)%      (1.04)%       (.83)%      (1.03)%      (1.08)%
Portfolio turnover rate.........      161%         165%         177%          71%          43%
--------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CLASS H
                                                              -------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------------
                        CAPITAL FUND                           2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................   $22.30        $21.78        $21.74        $25.68        $21.69
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.....................................     (.21)         (.62)         (.43)         (.26)         (.34)
  Net realized and unrealized gain (loss) on investments....    (4.94)         6.49          6.73           .38          7.06
---------------------------------------------------------------------------------------------------------------------------------
Total from operations.......................................    (5.15)         5.87          6.30           .12          6.72
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on investments....................    (3.32)        (5.35)        (6.26)        (4.06)        (2.73)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders.........................    (3.32)        (5.35)        (6.26)        (4.06)        (2.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................   $13.83        $22.30        $21.78        $21.74        $25.68
---------------------------------------------------------------------------------------------------------------------------------
Total return*...............................................   (25.59)%       31.68%        36.91%          .80%        33.61%
Net assets end of year (000s omitted).......................  $40,645       $56,771       $40,760       $16,987       $14,468
Ratio of expenses to average daily net assets...............     1.83%         1.82%         1.85%         1.88%         1.93%
Ratio of net investment loss to average daily net assets....     (.91)%       (1.04)%        (.83)%       (1.03)%       (1.06)%
Portfolio turnover rate.....................................      161%          165%          177%           71%           43%
---------------------------------------------------------------------------------------------------------------------------------



* These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
                        GROWTH FUND                            2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $45.45        $30.80        $29.78        $37.32        $32.14
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net....................................      (.30)         (.20)         (.13)         (.11)         (.16)
  Net realized and unrealized gain (loss) on investments...    (14.98)        21.70         10.72         (3.59)         8.41
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................    (15.28)        21.50         10.59         (3.70)         8.25
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains..................................     (8.55)        (6.85)        (9.57)        (3.84)        (3.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period.............................    $21.62        $45.45        $30.80        $29.78        $37.32
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................    (38.44)%       82.06%        40.00%       (10.59)%       27.01%
Net assets end of year (000s omitted)......................  $681,941      $1,203,376    $734,282      $581,819      $734,654
Ratio of expenses to average daily net assets..............      1.04%         1.04%         1.06%         1.05%         1.07%
Ratio of net investment loss to average daily net assets...      (.40)%        (.54)%        (.44)%        (.29)%        (.45)%
Portfolio turnover rate....................................       198%          140%          166%           61%           28%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS B
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
GROWTH FUND                        2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $42.31       $29.26       $28.85       $36.53      $31.75
--------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.........     (.70)        (.30)        (.74)        (.25)       (.56)
  Net realized and unrealized
    gain (loss) on
    investments.................   (13.53)       20.20        10.72        (3.59)       8.41
--------------------------------------------------------------------------------------------
Total from operations...........   (14.23)       19.90         9.98        (3.84)       7.85
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains.......    (8.55)       (6.85)       (9.57)       (3.84)      (3.07)
--------------------------------------------------------------------------------------------
Net asset value, end of
  period........................   $19.53       $42.31       $29.26       $28.85      $36.53
--------------------------------------------------------------------------------------------
Total return*...................   (38.90)%      80.70%       38.98%      (11.25)%     26.02%
Net assets end of year
  (000s omitted)................  $30,268      $43,250      $20,236      $12,417      $12,149
Ratio of expenses to average
  daily net assets..............     1.79%        1.79%        1.81%        1.80%       1.82%
Ratio of net investment loss to
  average daily net assets......    (1.15)%      (1.29)%      (1.19)%      (1.04)%     (1.19)%
Portfolio turnover rate.........      198%         140%         166%          61%         28%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
GROWTH FUND                        2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $42.32       $29.26       $28.85       $36.52       $31.75
--------------------------------
Operations:
  Investment loss - net.........     (.71)        (.30)        (.74)        (.24)        (.57)
  Net realized and unrealized
    gain (loss) on
    investments.................   (13.53)       20.21        10.72        (3.59)        8.41
--------------------------------
Total from operations...........   (14.24)       19.91         9.98        (3.83)        7.84
--------------------------------
Distributions to shareholders:
  From net realized gains.......    (8.55)       (6.85)       (9.57)       (3.84)       (3.07)
--------------------------------
Net asset value, end of
  period........................   $19.53       $42.32       $29.26       $28.85       $36.52
--------------------------------
Total return*...................   (38.92)%      80.74%       38.98%      (11.22)%      25.98%
Net assets end of year
  (000s omitted)................   $6,866      $10,352       $4,629       $2,738       $2,367
Ratio of expenses to average
  daily net assets..............     1.79%        1.79%        1.81%        1.80%        1.82%
Ratio of net investment loss to
  average daily net assets......    (1.15)%      (1.29)%      (1.19)%      (1.04)%      (1.19)%
Portfolio turnover rate.........      198%         140%         166%          61%          28%
--------------------------------


-----------------------------------------------------------------------------------
                                                        CLASS H
                                    -----------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                    -----------------------------------------------
GROWTH FUND                          2001      2000      1999      1998      1997
-----------------------------------------------------------------------------------
Net asset value, beginning of
  year............................   $42.35    $29.28    $28.86    $36.54    $31.75
-----------------------------------------------------------------------------------
Operations:
  Investment loss - net...........     (.70)     (.30)      (73)     (.25)     (.55)
  Net realized and unrealized gain
    (loss) on investments.........   (13.55)    20.22     10.72     (3.59)     8.41
-----------------------------------------------------------------------------------
Total from operations.............   (14.25)    19.92      9.99     (3.84)     7.86
-----------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains.........    (8.55)    (6.85)    (9.57)    (3.84)    (3.07)
-----------------------------------------------------------------------------------
Net asset value, end of period....   $19.55    $42.35    $29.28    $28.86    $36.54
-----------------------------------------------------------------------------------
Total return*.....................   (38.91)%   80.72%    39.00%   (11.25)%   26.05%
Net assets end of period..........  $61,764   $97,410   $50,547   $34,453   $34,941
Ratio of expenses to average daily
  net assets......................     1.79%     1.79%     1.81%     1.80%     1.82%
Ratio of net investment loss to
  average daily net assets........    (1.15)%   (1.29)%   (1.19)%   (1.04)%   (1.19)%
Portfolio turnover rate...........      198%      140%      166%       61%       28%
-----------------------------------------------------------------------------------

----------------------------------  -------------------------------------------------------
                                                            CLASS Z
                                    -------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                    -------------------------------------------------------
GROWTH FUND                           2001       2000       1999      1998       1997
----------------------------------  -------------------------------------------------------
Net asset value, beginning of
  year............................    $46.35     $31.23     $30.00    $37.47     $32.18
----------------------------------
Operations:
  Investment loss - net...........      (.15)      (.16)      (.06)     (.04)      (.05)
  Net realized and unrealized gain
    (loss) on investments.........    (15.41)     22.13      10.86     (3.59)      8.41
----------------------------------
Total from operations.............    (15.56)     21.97      10.80     (3.63)      8.36
----------------------------------
Distributions to shareholders:
  From net realized gains.........     (8.55)     (6.85)     (9.57)    (3.84)     (3.07)
----------------------------------
Net asset value, end of period....    $22.24     $46.35     $31.23    $30.00     $37.47
----------------------------------
Total return*.....................    (38.26)%    82.51%     40.49%   (10.34)%    27.34%
Net assets end of period..........  $110,221   $231,410   $119.548   $95,370   $112.356
Ratio of expenses to average daily
  net assets......................       .79%       .79%       .81%      .80%       .82%
Ratio of net investment loss to
  average daily net assets........      (.15)%     (.29)%     (.19)%    (.04)%     (.20)%
Portfolio turnover rate...........       198%       140%       166%       61%        28%
----------------------------------



* These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
              CAPITAL APPRECIATION PORTFOLIO                   2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $60.44        $36.04        $26.42        $30.60        $34.76
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net....................................      (.17)         (.44)         (.30)         (.35)         (.26)
  Net realized and unrealized gain (loss) on investments...    (26.04)        35.42         18.42         (3.83)        (2.45)
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................    (26.21)        34.98         18.12         (4.18)        (2.71)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on investments...................    (12.99)       (10.58)        (8.50)           --         (1.18)
  Tax return of capital....................................        --            --            --            --          (.27)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................    (12.99)       (10.58)        (8.50)           --         (1.45)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $21.24        $60.44        $36.04        $26.42        $30.60
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................    (50.60)%      115.84%        80.27%       (13.66)%       (7.89)%
Net assets end of year (000s omitted)......................  $138,175      $314,326      $147,346       $79,813      $105,422
Ratio of expenses to average daily net assets..............      1.39%         1.35%         1.50%         1.52%         1.55%
Ratio of net investment loss to average daily net assets...      (.57)%        (.94)%       (1.08)%        (.97)%        (.84)%
Portfolio turnover rate....................................       151%          212%          271%           47%           25%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                           CLASS B
                                  ----------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO     2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
  year..........................   $57.66       $34.91       $25.90       $30.16      $34.46
--------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.........     (.68)        (.47)        (.91)        (.43)       (.40)
  Net realized and unrealized
    gain (loss) on
    investments.................   (24.23)       33.80        18.42        (3.83)      (2.45)
--------------------------------------------------------------------------------------------
Total from operations...........   (24.91)       33.33        17.51        (4.26)      (2.85)
--------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on
    investments.................   (12.99)      (10.58)       (8.50)          --       (1.18)
  Tax return of capital.........       --           --           --           --        (.27)
--------------------------------------------------------------------------------------------
Total distribution to
  shareholders..................   (12.99)      (10.58)       (8.50)          --       (1.45)
--------------------------------------------------------------------------------------------
Net asset value, end of year....   $19.76       $57.66       $34.91       $25.90      $30.16
--------------------------------------------------------------------------------------------
Total return*...................   (50.84)%     114.66%       79.35%      (14.12)%     (8.38)%
Net assets end of year
  (000s omitted)................  $20,522      $38,246      $11,426       $5,849      $6,561
Ratio of expenses to average
  daily net assets..............     1.94%        1.90%        2.05%        2.07%       2.10%
Ratio of net investment loss to
  average daily net assets......    (1.12)%      (1.49)%      (1.63)%      (1.52)%     (1.39)%
Portfolio turnover rate.........      151%         212%         271%          47%         25%
--------------------------------------------------------------------------------------------

--------------------------------  ---------------------------------------------------------------
                                                              CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO     2001         2000         1999         1998         1997
--------------------------------  ---------------------------------------------------------------
Net asset value, beginning of
  year..........................   $57.71       $34.94       $25.92       $30.18       $30.58
--------------------------------
Operations:
  Investment loss - net.........     (.71)        (.47)        (.90)        (.43)        (.48)
  Net realized and unrealized
    gain (loss) on
    investments.................   (24.24)       33.82        18.42        (3.83)        4.61
--------------------------------
Total from operations...........   (24.95)       33.35        17.52        (4.26)        4.13
--------------------------------
Distributions to shareholders:
  From net realized gains on
    investments.................   (12.99)      (10.58)       (8.50)          --        (1.18)
  Tax return of capital.........       --           --           --           --         (.27)
--------------------------------
Total distribution to
  shareholders..................   (12.99)      (10.58)       (8.50)          --        (1.45)
--------------------------------
Net asset value, end of year....   $19.77       $57.71       $34.94       $25.92       $30.18
--------------------------------
Total return*...................   (50.87)%     114.60%       79.33%      (14.12)%      (8.38)%
Net assets end of year
  (000s omitted)................   $7,278      $14,300       $3,612       $1,794       $1,875
Ratio of expenses to average
  daily net assets..............     1.94%        1.90%        2.05%        2.07%        2.10%
Ratio of net investment loss to
  average daily net assets......    (1.12)%      (1.49)%      (1.63)%      (1.52)%      (1.39)%
Portfolio turnover rate.........      151%         212%         271%          47%          25%
--------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS H
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                             --------------------------------------------------------------------
              CAPITAL APPRECIATION PORTFOLIO                   2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................    $57.72        $34.94        $25.92        $30.18        $34.48
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net....................................      (.72)         (.47)         (.90)         (.43)         (.40)
  Net realized and unrealized gain (loss) on investments...    (24.24)        33.83         18.42         (3.83)        (2.45)
---------------------------------------------------------------------------------------------------------------------------------
Total from operations......................................    (24.96)        33.36         17.52         (4.26)         2.85)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on investments...................    (12.99)       (10.58)        (8.50)           --         (1.18)
  Tax return of capital....................................        --            --            --            --          (.27)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders........................    (12.99)       (10.58)        (8.50)           --         (1.45)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...............................    $19.77        $57.72        $34.94        $25.92        $30.18
---------------------------------------------------------------------------------------------------------------------------------
Total return*..............................................    (50.88)%      114.64%        79.33%       (14.12)%       (8.38)%
Net assets end of year (000s omitted)......................   $26,051       $50,558       $20,755       $11,933       $13,379
Ratio of expenses to average daily net assets..............      1.94%         1.90%         2.05%         2.07%         2.10%
Ratio of net investment loss to average daily net assets...     (1.12)%       (1.49)%       (1.63)%       (1.52)%       (1.39)%
Portfolio turnover rate....................................       151%          212%          271%           47%           25%
---------------------------------------------------------------------------------------------------------------------------------



* These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

---------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                                CLASS A
                                                           APRIL 30,       ------------------------------------------------------
                                                          -----------                      YEAR ENDED OCTOBER 31,
                                                             2001          ------------------------------------------------------
                GLOBAL GROWTH PORTFOLIO                   (UNAUDITED)        2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......................     $32.51          $31.23        $23.18        $23.92        $21.28
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.................................       (.14)           (.28)         (.17)         (.12)         (.07)
  Net realized and unrealized gain (loss) on
    investments.........................................      (7.78)           5.17          8.22          (.62)         2.71
---------------------------------------------------------------------------------------------------------------------------------
Total from operations...................................      (7.92)           4.89          8.05          (.74)         2.64
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on investments................      (2.05)          (3.61)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year............................     $22.54          $32.51        $31.23        $23.18        $23.92
---------------------------------------------------------------------------------------------------------------------------------
Total return@...........................................     (25.71)%         15.44%        34.73%        (3.09)%       12.41%
Net assets end of year (000s omitted)...................   $106,217        $148,027      $130,195      $110,772      $125,268
Ratio of expenses to average daily net assets...........       1.38%*          1.35%         1.41%         1.42%         1.44%
Ratio of net investment loss to average daily net
  assets................................................       (.57)%*         (.78)%        (.60)%        (.44)%        (.29)%
Portfolio turnover rate.................................        105%             30%           49%           29%           30%
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                         SIX MONTHS
                            ENDED                            CLASS B
                          APRIL 30,       ---------------------------------------------
                         -----------                 YEAR ENDED OCTOBER 31,
                            2001          ---------------------------------------------
GLOBAL GROWTH PORTFOLIO  (UNAUDITED)       2000         1999         1998         1997
---------------------------------------------------------------------------------------
Net asset value,
  beginning of year....     $31.01         $30.13       $22.54       $23.42      $20.98
---------------------------------------------------------------------------------------
Operations:
  Investment
    loss - net.........       (.24)          (.44)        (.63)        (.26)       (.27)
  Net realized and
    unrealized gain
    (loss) on
    investments........      (7.37)          4.93         8.22         (.62)       2.71
---------------------------------------------------------------------------------------
Total from
  operations...........      (7.61)          4.49         7.59         (.88)       2.44
---------------------------------------------------------------------------------------
Distributions to
  shareholders:
  From net realized
    gains on
    investments........      (2.05)         (3.61)          --           --          --
---------------------------------------------------------------------------------------
Net asset value, end of
  year.................     $21.35         $31.01       $30.13       $22.54      $23.42
---------------------------------------------------------------------------------------
Total return@..........     (25.96)%        14.60%       33.67%       (3.76)%     11.63%
Net assets end of year
  (000s omitted).......    $13,823        $18,717      $14,766      $11,680      $11,446
Ratio of expenses to
  average daily net
  assets...............       2.13%*         2.10%        2.16%        2.17%       2.19%
Ratio of net investment
  loss to average daily
  net
  assets...............      (1.32)%*       (1.53)%      (1.35)%      (1.19)%     (1.03)%
Portfolio turnover
  rate.................        105%            30%          49%          29%         30%
---------------------------------------------------------------------------------------

-----------------------  -------------------------------------------------------------------
                         SIX MONTHS
                            ENDED                              CLASS C
                          APRIL 30,       --------------------------------------------------
                         -----------                    YEAR ENDED OCTOBER 31,
                            2001          --------------------------------------------------
GLOBAL GROWTH PORTFOLIO  (UNAUDITED)       2000         1999         1998         1997
-----------------------  -------------------------------------------------------------------
Net asset value,
  beginning of year....     $31.12         $30.19       $22.55       $23.43       $21.00
-----------------------
Operations:
  Investment
    loss - net.........       (.24)          (.41)        (.58)        (.26)        (.28)
  Net realized and
    unrealized gain
    (loss) on
    investments........      (7.40)          4.95         8.22         (.62)        2.71
-----------------------
Total from
  operations...........      (7.64)          4.54         7.64         (.88)        2.43
-----------------------
Distributions to
  shareholders:
  From net realized
    gains on
    investments........      (2.05)         (3.61)          --           --           --
-----------------------
Net asset value, end of
  year.................     $21.43         $31.12       $30.19       $22.55       $23.43
-----------------------
Total return@..........     (25.97)%        14.73%       33.88%       (3.76)%      11.57%
Net assets end of year
  (000s omitted).......     $4,686         $6,604       $5,375       $5,009       $4,664
Ratio of expenses to
  average daily net
  assets...............       2.13%*         1.96%(a)     2.04%(a)     2.17%        2.19%
Ratio of net investment
  loss to average daily
  net
  assets...............      (1.32)%*       (1.38)%(a)   (1.23)%(a)   (1.20)%      (1.04)%
Portfolio turnover
  rate.................        105%            30%          49%          29%          30%
-----------------------


 @ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

  *Annualized.


 (a) Advisers had waived expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the years ended October 31, 2000, and October 31, 1999, had the waiver not been made, ratios of expenses and net investment loss to average daily net assets would have been 2.10% and 2.16% and (1.53%) and (1.35%) for Class C, and (1.53%) and
     (1.35%) for Class H.

---------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                                CLASS H
                                                           APRIL 30,       ------------------------------------------------------
                                                          -----------                      YEAR ENDED OCTOBER 31,
                                                             2001          ------------------------------------------------------
                GLOBAL GROWTH PORTFOLIO                   (UNAUDITED)        2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......................     $31.01          $30.14        $22.54        $23.42        $20.99
---------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.................................       (.24)           (.45)         (.62)         (.26)         (.28)
  Net realized and unrealized gain (loss) on
    investments.........................................      (7.37)           4.93          8.22          (.62)         2.71
---------------------------------------------------------------------------------------------------------------------------------
Total from operations...................................      (7.61)           4.48          7.60          (.88)         2.43
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net realized gains on investments................      (2.05)          (3.61)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year............................     $21.35          $31.01        $30.14        $22.54        $23.42
---------------------------------------------------------------------------------------------------------------------------------
Total return@...........................................     (25.97)%         14.56%        33.72%        (3.76)%       11.58%
Net assets end of year (000s omitted)...................    $18,307         $25,336       $22,023       $18,531       $18,690
Ratio of expenses to average daily net assets...........       2.13%*          2.10%         2.16%         2.17%         2.19%
Ratio of net investment loss to average daily net
  assets................................................      (1.32)%*        (1.53)%       (1.35)%       (1.19)%       (1.04)%
Portfolio turnover rate.................................        105%             30%           49%           29%           30%
---------------------------------------------------------------------------------------------------------------------------------


@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

 * Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                          CLASS A
                                                               APRIL 30,       -----------------------------------------
                                                              -----------               YEAR ENDED OCTOBER 31,
                                                                 2001          -----------------------------------------
               INTERNATIONAL EQUITY PORTFOLIO                 (UNAUDITED)        2000          1999           1998**
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................     $19.60          $17.14        $10.36        $10.46
------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.....................................       (.01)           (.03)           --           .02
  Net realized and unrealized gain (loss) on investments....      (3.52)           2.65          6.88          (.12)
------------------------------------------------------------------------------------------------------------------------
Total from operations.......................................      (3.53)           2.62          6.88          (.10)
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..............................         --            (.03)         (.10)           --
  From net realized gains...................................         --            (.13)           --            --
------------------------------------------------------------------------------------------------------------------------
Total distribution to shareholders..........................         --            (.16)         (.10)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................     $16.07          $19.60        $17.14        $10.36
------------------------------------------------------------------------------------------------------------------------
Total return@...............................................     (18.01)%         15.20%        66.90%         (.96)%
Net assets end of year (000s omitted).......................    $18,522         $21,827       $10,267        $3,362
Ratio of expenses to average daily net assets...............       1.55%*          1.54%         1.70%(a)      1.70%(a)*
Ratio of net investment income (loss) to average daily net
  assets....................................................       (.02)%*        (.25)%         (.18)%(a)      .57%(a)*
Portfolio turnover rate.....................................        105%             33%           62%           43%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                      CLASS B
                                         APRIL 30,       ---------------------------------
                                        -----------           YEAR ENDED OCTOBER 31,
                                           2001          ---------------------------------
INTERNATIONAL EQUITY PORTFOLIO          (UNAUDITED)       2000         1999        1998**
------------------------------------------------------------------------------------------
Net asset value, beginning of year....     $19.38         $17.05       $10.33       $10.45
------------------------------------------------------------------------------------------
Operations:
  Investment loss - net...............       (.08)          (.17)        (.13)          --
  Net realized and unrealized gain
    (loss) on investments.............      (3.47)          2.63         6.88         (.12)
------------------------------------------------------------------------------------------
Total from operations.................      (3.55)          2.46         6.75         (.12)
------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net........         --             --         (.03)          --
  From net realized gains.............         --           (.13)          --           --
------------------------------------------------------------------------------------------
Total distribution to shareholders....         --           (.13)        (.03)          --
------------------------------------------------------------------------------------------
Net asset value, end of year..........     $15.83         $19.38       $17.05       $10.33
------------------------------------------------------------------------------------------
Total return@.........................     (18.32)%        14.34%       65.56%       (1.15)%
Net assets end of year (000s
  omitted)............................     $3,322         $3,873         $959         $143
Ratio of expenses to average daily net
  assets..............................       2.30%*         2.29%        2.45%(a)     2.45%(a)*
Ratio of net investment loss to
  average daily net assets............       (.77)%*       (1.00)%       (.93)%(a)    (.18)%(a)*
Portfolio turnover rate...............        105%            33%          62%          43%
------------------------------------------------------------------------------------------

--------------------------------------  --------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                         CLASS C
                                         APRIL 30,       ---------------------------------------
                                        -----------              YEAR ENDED OCTOBER 31,
                                           2001          ---------------------------------------
INTERNATIONAL EQUITY PORTFOLIO          (UNAUDITED)       2000         1999        1998**
--------------------------------------  --------------------------------------------------------
Net asset value, beginning of year....     $19.38         $17.05       $10.32       $10.45
--------------------------------------
Operations:
  Investment loss - net...............       (.08)          (.17)        (.12)        (.01)
  Net realized and unrealized gain
    (loss) on investments.............      (3.47)          2.63         6.88         (.12)
--------------------------------------
Total from operations.................      (3.55)          2.46         6.76         (.13)
--------------------------------------
Distributions to shareholders:
  From investment income - net........         --             --         (.03)          --
  From net realized gains.............         --           (.13)          --           --
--------------------------------------
Total distribution to shareholders....         --           (.13)        (.03)          --
--------------------------------------
Net asset value, end of year..........     $15.83         $19.38       $17.05       $10.32
--------------------------------------
Total return@.........................     (18.32)%        14.34%       65.72%       (1.24)%
Net assets end of year (000s
  omitted)............................     $1,644         $1,983         $597          $31
Ratio of expenses to average daily net
  assets..............................       2.30%*         2.29%        2.45%(a)     2.45%(a)*
Ratio of net investment loss to
  average daily net assets............       (.77)%*       (1.00)%       (.93)%(a)    (.18)%(a)*
Portfolio turnover rate...............        105%            33%          62%          43%
--------------------------------------



 @These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

  * Annualized.
 ** For the period March 2, 1998 (date shares first offered to the public) to October 31, 1998.

 (a) Advisers has voluntarily undertaken to limit annual expenses for International Equity (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.70% of the average daily net assets for Class A and 2.45% for Class B and Class C. For the year ended October 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment loss to average daily net assets would have been 2.44% and (.92%) for Class A, and 3.19% and (1.67%) for Class B and Class C. For the period ended October 31, 1998, the ratios of expenses and net investment loss to average daily net assets would have been 3.70% and (1.43%) for Class A, and 4.45% and (2.18%) for Class B and Class C.

-------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                          CLASS H
                                                               APRIL 30,       ------------------------------------------
                                                              -----------                YEAR ENDED OCTOBER 31,
                                                                 2001          ------------------------------------------
               INTERNATIONAL EQUITY PORTFOLIO                 (UNAUDITED)        2000          1999            1998**
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................     $19.36        $  17.03      $  10.32      $  10.45
-------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment loss - net.....................................       (.08)           (.17)         (.14)         (.01)
  Net realized and unrealized gain (loss) on investments....      (3.47)           2.63          6.88          (.12)
-------------------------------------------------------------------------------------------------------------------------
Total from operations.......................................      (3.55)           2.46          6.74          (.13)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net..............................         --              --          (.03)           --
  From net realized gains...................................         --            (.13)           --            --
-------------------------------------------------------------------------------------------------------------------------
Total distribution to shareholders..........................         --            (.13)         (.03)           --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year................................     $15.81          $19.36        $17.03        $10.32
-------------------------------------------------------------------------------------------------------------------------
Total return@...............................................     (18.34)%         14.36%        65.53%        (1.24)%
Net assets end of year (000s omitted).......................     $3,672          $4,538        $1,649          $267
Ratio of expenses to average daily net assets...............       2.30%*          2.29%         2.45%(a)      2.45%(a)*
Ratio of net investment loss to average daily net assets....       (.77)%*        (1.00)%       (.93)%(a)     (.18)%(a)*
Portfolio turnover rate.....................................        105%             33%           62%           43%
-------------------------------------------------------------------------------------------------------------------------



 @These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

  * Annualized.
 ** For the period March 2, 1998 (date shares first offered to the public) to October 31, 1998.

 (a) Advisers had voluntarily undertaken to limit annual expenses for International Equity (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 2.45% of the average daily net assets for Class H. For the year ended October 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment loss to average daily net assets would have been 3.19% and (1.67%) for Class H. For the period ended October 31, 1998, the ratios of expenses and net investment loss to average daily net assets would have been 4.45% and (2.18%) for Class H.

                                                              [HARTFORD LOGO]

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                                      AND
                       WOODBURY FINANCIAL SERVICES, INC.
                     Applicable to United States Customers

We value our customers' trust and are committed to the responsible management, use and protection of personal information. All insurance companies must collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection and disclosure of personal information.

1) Personal information, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes personal financial information such as credit history, income, financial benefits, policy or claim information. It also includes personal health information such as individual medical records or information about an illness, disability or injury.

2) We collect personal information to support our normal business operations. We may obtain personal information directly from the customer, from customer-related transactions and from third parties, such as a consumer reporting agency. Personal information such as name, address, income, payment history or credit history are gathered from sources such as applications, transactions and consumer reports.

3) Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

4) We may share personal financial information with our affiliates, such as insurance companies, banks, agents, brokerage firms and administrators.

5) To service our customers and administer our business, we may also share information with unaffiliated third parties, including agents, brokerage firms, insurance companies, administrators and service providers and as otherwise permitted or required by law. In addition, we may share personal financial information with other unaffiliated third parties who are assisting us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

PRIOR TO SHARING PERSONAL FINANCIAL INFORMATION WITH UNAFFILIATED THIRD PARTIES, EXCEPT AS DESCRIBED IN THIS POLICY, WE WILL GIVE AFFECTED CUSTOMERS AN OPPORTUNITY TO DIRECT THAT SUCH INFORMATION NOT BE DISCLOSED.

6) We may disclose personal health information with proper written authorization or as otherwise permitted or required by law.

7) We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include locked files, user authentication, encryption, firewall technology and the use of detection software.

   We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

8) We will continue to follow this policy regarding personal information even when a customer relationship no longer exists.

We will notify customers of our Privacy Policy at the inception of our business relationship and annually thereafter. The Privacy Policy is subject to change at any time. We will notify customers of any modifications at least annually.

THE HARTFORD MUTUAL FUNDS
P.O. Box 64387

St. Paul, Minnesota 55164-0387


Prospectus

December 1, 2001


SEC file number: 002-11387
HARTFORD INVESTMENT FINANCIAL SERVICES COMPANY

(PRINCIPAL UNDERWRITER)


P.O. Box 64387 - St. Paul, MN 55164-0387 - (800) 800-2000




101644 (12/01)

More information about the funds is available in the funds' Statement of Additional Information (SAI) and annual and semiannual reports.


- STATEMENT OF ADDITIONAL INFORMATION. The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this Prospectus by reference, which means that it is legally considered part of this Prospectus.


- ANNUAL AND SEMIANNUAL REPORTS. Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual reports (for all funds other than Money
  Fund) you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the Funds' most recent annual or semiannual reports by calling (800) 800-2000, extension 3012. The material you request will be sent by first-class mail, or other means designed to ensure equally prompt delivery, within three business days of receipt of request.


You can also obtain copies by visiting the SEC's public reference room in Washington DC, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington DC 20549-6009 or by making an electronic request to the SEC at the following email address:
publicinfo@sec.gov. For more information, call (800) SEC-0330.


Information about the Funds is available on the Internet. Text-only versions of the funds' documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                                 December 1, 2001

                            FORTIS SERIES FUND, INC.
         CLASS A, CLASS B, CLASS C, CLASS E, CLASS H AND CLASS Z SHARES

                                Fortis Money Fund
                       Fortis Tax Free National Portfolio
                       Fortis Tax Free Minnesota Portfolio
                     Fortis U.S. Government Securities Fund
                          Fortis Strategic Income Fund
                           Fortis High Yield Portfolio
                        Fortis Asset Allocation Portfolio
                                Fortis Value Fund
                           Fortis Growth & Income Fund
                               Fortis Capital Fund
                               Fortis Growth Fund
                      Fortis Capital Appreciation Portfolio
                         Fortis Global Growth Portfolio
                      Fortis International Equity Portfolio


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to, and should be read together with the Company's Prospectus dated December 1, 2001. The financial statements included as a part of (a) Fortis U.S. Government Securities Fund, Fortis Strategic Income Fund and Fortis High Yield Portfolio Annual Report to Shareholders for the fiscal year ended July 31, 2001, (b) Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Growth Fund and Fortis Capital Appreciation Portfolio Annual Report to Shareholders for the fiscal year ended August 31, 2001, (c) Fortis Money Fund, Fortis Tax Free National Portfolio and Fortis Tax Free Minnesota Portfolio Annual Report to Shareholders for the fiscal year ended August 31, 2001 and (d) Fortis Global Growth Portfolio and Fortis International Equity Portfolio Annual Report to Shareholders for the fiscal year ended October 31, 2000, and Semi-Annual Report to Shareholders for the period ended April 30, 2001, are incorporated by reference into this Statement of Additional Information.



         Copies of the Funds' Prospectus, Annual Reports and Semi-Annual Reports are available, without charge, by writing or calling The Hartford Mutual Funds, Inc., P.O. Box 64387, St. Paul, Minnesota 55164. Telephone: (651) 738-4000. Toll
Free: (800) 800-2000.

                                TABLE OF CONTENTS

                                                                                                        PAGE
              General Information....................................................                     3
              Investment Objectives and Policies.....................................                     3

                 FUNDAMENTAL RESTRICTIONS AND POLICIES OF THE FUNDS..................                     3
                 NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS................                    14
                 TAX RESTRICTIONS OF THE FUNDS.......................................                    16
                 MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS.......................                    16

              Management of the Funds................................................                    28

              Investment Management Arrangements.....................................                    32

              Portfolio Transactions and Brokerage...................................                    37

              Fund Expenses..........................................................                    39

              Distribution Arrangements..............................................                    40

              Purchase of Shares.....................................................                    44

              Redemption of Shares...................................................                    47

              Determination of Net Asset Value.......................................                    49

              Capitalization and Voting Rights.......................................                    52

              Investment Performance.................................................                    53

              Taxes..................................................................                    61

              Principal Underwriter .................................................                    62

              Custodian..............................................................                    63

              Transfer Agent ........................................................                    63

              Financial Statements...................................................                    63

              Other Service Providers................................................                    63

              Additional Information.................................................                    63

              Appendix A.............................................................

                               GENERAL INFORMATION


         Fortis Series Fund, Inc. (the "Company") is an open-end management investment company consisting of 14 separate investment portfolios or mutual funds (each a "Fund" or together the "Funds"). This Statement of Additional Information relates to all of the Funds. The Company was organized as a Maryland Corporation on October 2, 2001. The Funds became investment portfolios of the Company pursuant to a reorganization effected November 30, 2001. Prior to the reorganization, the Funds were organized as Minnesota corporations or portfolios of Minnesota corporations. Money Fund was the sole portfolio of Fortis Money Portfolios, Inc., which was incorporated in Minnesota in 1979. Money Fund commenced operations on November 2, 1979. National Portfolio and Minnesota Portfolio were portfolios of Fortis Tax-Free Portfolios, Inc., which was incorporated in Minnesota in 1986. National Portfolio and Minnesota Portfolio each commenced operations on March 17, 1986. Global Growth Portfolio and International Equity Portfolio were portfolios of Fortis Worldwide Portfolios, Inc., which was incorporated in Minnesota in 1991. Global Growth Portfolio commenced operations on July 8, 1991 and International Equity Portfolio commenced operations on March 1, 1998. U.S. Government Securities Fund and Strategic Income Fund were portfolios of Fortis Income Portfolios, Inc., which was incorporated in Minnesota in 1972. U.S. Government Securities Fund commenced operations on February 28, 1973 and Strategic Income Fund commenced operations on December 1, 1997. High Yield Portfolio, Asset Allocation Portfolio and Capital Appreciation Portfolio were portfolios of Fortis Advantage Portfolios, Inc., which was incorporated in Minnesota in 1987. High Yield Portfolio, Asset Allocation Portfolio and Capital Appreciation Portfolio commenced operations on January 4, 1988. Value Fund, Growth & Income Fund and Capital Fund were three portfolios of Fortis Equity Portfolios, Inc., which was incorporated in Minnesota in 1949. Value Fund and Growth & Income Fund commenced operations on January 2, 1996 and Capital Fund commenced operations on June 8, 1949. Fortis Growth Fund, Inc. was incorporated in Minnesota in 1958 and its single portfolio commenced operations on March 31, 1963.


         The Company may establish other portfolios in the future, each corresponding to a distinct investment portfolio and a distinct series of its common stock.

         As of the date of this Statement of Additional Information, shares of Fortis Strategic Income Fund are not being offered.

         Hartford Investment Financial Services Company ("HIFSCO") is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect majority-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), an insurance holding company with over $171.5 billion in assets. Wellington Management Company LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") are sub-advisers to certain Funds and provide the day-to-day investment management of the Funds. HIMCO is a wholly-owned subsidiary of The Hartford.

                       INVESTMENT OBJECTIVES AND POLICIES

A.   FUNDAMENTAL RESTRICTIONS AND POLICIES OF THE FUNDS.

         Set forth below are the fundamental investment restrictions and policies applicable to each Fund. These fundamental restrictions and policies may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this Statement of Additional Information, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders or more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

         As a fundamental policy, each Fund operates as a "diversified" investment company as defined under the 1940 Act, which means that it must meet the following requirements:

         At least 75% of the value of the Fund's total assets will be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purpose of this calculation limited in respect to any one issuer to an amount not greater in value that 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

MONEY FUND

         Money Fund will not:

(1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations).

(2) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies, such as CIT Financial Corp., Commercial Credit Corporation, and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit Inc., Mobil Oil Credit Corp., and Texaco Financial Services, Inc.

(3) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

(4) Make loans to others (except through the purchase of money market instruments referred to under "Miscellaneous Investment Strategies and Risks").

(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. To do this the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid on borrowed funds would decrease the net earnings of the Fund. The Fund will not borrow for leverage purposes.

(6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7)      Write, purchase or sell puts, calls or combinations thereof.

(8) Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(9) Invest for the purpose of exercising control or management of another issuer.

(10) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(11) Invest in interest in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(12) Invest more than 5% of the value of its total assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

(13) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         In addition to the fundamental investment restrictions set forth above, Money Fund's investment objective and the following investment strategies of the Fund may only be changed with the approval of shareholders:

         The Fund pursues its objective of maximum current income to the extent consistent with stability of principal by investing exclusively in the following types of money market instruments which mature in 397 days or less:


(1) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;

(2) Obligations of (a) domestic or Canadian chartered banks having total assets in excess of one billion dollars, and (b) foreign branches of domestic banks, and domestic branches of foreign banks, where the parent bank has total assets in excess of $1 billion, or in foreign banks (or foreign branches of foreign banks) where such banks have total assets in excess of $1 billion, or in other foreign issuers; provided that no more than 49% of the Fund's total assets may be invested in foreign branches of domestic banks and domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, collectively. Such obligations may include, but are not limited to, certificates of deposit, letters of credit, and bankers' acceptances. For this purpose, "bank" includes commercial banks, savings banks, and savings and loan associations.

(3) Obligations of other domestic issuers (which include, for example, commercial paper and other debt obligations) which meet the quality and other standards of Rule 2a-7 (or successors thereto) under the 1940 Act.

(4) Repurchase agreements in connection with obligations which are suitable for investment under the categories set forth above.

(5) The Fund may purchase obligations other than those listed above if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or other issuer whose certificates of deposit or debt obligations may be otherwise purchased by the Fund. Such obligations and guarantees must be due within 397 days or less from the date of purchase.

(6) The Fund will have at least 25% of its total assets invested collectively in U.S. dollar-denominated obligations of foreign branches of domestic banks, domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, except when a more defensive position is deemed warranted. Not more than 49% of the Fund's total assets will be invested in these obligations.


         NATIONAL PORTFOLIO AND MINNESOTA PORTFOLIO

         Neither National Portfolio nor Minnesota Portfolio will:

(1) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or options contracts thereon; however, the Funds may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

(2) Invest directly in real estate or interests in real estate; however, the Funds may invest in interests in debt securities secured by real estate or interests therein, or debt securities issued by companies which invest in real estate or interests therein.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

(4) Purchase securities on margin or otherwise borrow money or issue senior securities, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued, delayed delivery, or forward commitment basis (including the entering into of "roll" transactions). The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) in an amount that does not exceed 10% of the value of the Fund's total assets. Investment securities will not be purchased while outstanding bank borrowings (including "roll" transactions) exceed 5% of the value of the Fund's total assets.

(5) Make loans to other persons, except that it may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets (including the amount lent) if such loans are secured by collateral at least equal to the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. Loans shall not be deemed to include repurchase agreements or the purchase or acquisition of a portion of an issue of notes, bonds, debentures, or other debt securities, whether or not such purchase or acquisition is made upon the original issuance of the securities. ("Total assets" of a Fund includes the amount lent as well as the collateral securing such loans.)

(6) Invest 25% or more of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry. (Municipal bonds refunded with U.S. Government securities will be treated as investment in U.S. Government securities and are not subject to this requirement.)

         In addition, as a fundamental policy, at least 90% of the municipal securities purchased by National Portfolio and Minnesota Portfolio will be of "investment grade" quality.

U.S. GOVERNMENT SECURITIES FUND

         U.S. Government Securities Fund will not:

(1)      Issue any senior securities as defined in the 1940 Act.

(2) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

(3) Mortgage, pledge, or hypothecate its assets, except in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable laws.

(5)      Purchase or sell real estate.

(6)      Purchase or sell commodities or commodity contracts.

(7) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to securities issued, guaranteed, insured, or collateralized by the U.S. Government or its agencies or instrumentalities.

(8) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers or directors of the Fund or of its investment adviser who individually own beneficially more than 5% of the outstanding securities of such issuer, together owned beneficially more than 5% of such outstanding securities.

(9) Make loans to other persons except to enter into repurchase agreements and except that the Fund may lend its portfolio securities if such loans are secured by collateral equal to at least the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents, and provided further that such loans may not be made if, as a result, the aggregate of such loans would exceed fifty percent of the value of the Fund's total assets excluding collateral securing such loans taken at current value. The purchase of a portion of an issue of publicly distributed bonds, debentures, or other debt securities will not be considered the making of a loan. Fund assets may be invested in repurchase agreements in connection with interest bearing debt securities which may otherwise be purchased by the Fund, provided that the Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(10) Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

(11) Participate on a joint or a joint and several basis in any securities trading account.

(12)     Invest in puts, calls, or combinations thereof.

(13) Make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.

(14) Purchase from or sell to any officer, director, or employee of the Fund, or its adviser or underwriter, or any of their officers or directors, any securities other than shares of the Fund's common stock.

(15) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days.

STRATEGIC INCOME FUND

         Strategic Income Fund will not:

(1) Purchase securities on margin or otherwise borrow money or issue senior securities, except that in accordance with its investment objectives and policies, it may purchase securities on a when-issued and delayed delivery basis, within the limitations set forth in the Prospectus and Statement of Additional Information. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank, for its account, as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of the its total assets. Investment securities will not be purchased while outstanding bank borrowings exceed 5% of the value of the Fund's total assets.

(2) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or option contracts thereon. However, the Fund may purchase or sell any form of financial instruments or contracts that might be deemed commodities.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, Fortis Income may be deemed to be an underwriter under applicable laws.

(4) Invest in real estate, except that it may invest in securities issued by companies owning real estate or interests therein.

(5) Concentrate its investments in any particular industry, except that (i) it may invest up to 25% of the value of its total assets (at the time of investment) in the securities of issuers conducting their principal business activities in the same industry, and (ii) there is no limitation with respect to investments in obligations issued, guaranteed, insured, or collateralized by the U.S. Government or its agencies or instrumentalities. As to utility companies, gas, electric, water, and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies such as CIT Financial Corp., Commercial Credit Corporation and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit, Inc., Mobil Oil Credit Corp. and Texaco Financial Services, Inc. While as a fundamental policy the Fund may invest up to 25% of the value of its total assets in any particular industry, as a nonfundamental policy, the Fund will invest less than 25% of the value of its total assets in any particular industry.

(6) Make loans to other persons. Repurchase agreements, the lending of securities and the acquisition of debt securities are not considered to be "loans" for this purpose.

(7) Make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.

HIGH YIELD PORTFOLIO

         High Yield Portfolio will not:

(1) Purchase securities on margin or otherwise borrow money or issue senior securities, except that in accordance with its investment objectives and policies, it may purchase securities on a when-issued and delayed delivery basis, within the limitations set forth in the Prospectus and Statement of Additional Information. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank, for its account, as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of its total assets. Investment securities will not be purchased while outstanding bank borrowings exceed 5% of the value of the Fund's total assets.

(2) Mortgage, pledge or hypothecate its assets, except in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

(3) Invest in commodities or commodity contracts, other than for hedging purposes only.

(4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, Fortis Advantage may be deemed an underwriter under applicable laws.

(5) Participate on a joint or a joint and several basis in any securities trading account.

(6) Invest in real estate, except that it may invest in securities issued by companies owning real estate or interests therein.

(7) Make loans to other persons. Repurchase agreements, the lending of securities and the acquiring of debt securities are not considered to be "loans" for this purpose.

(8) Concentrate its investments in any particular industry, except that (i) it may invest up to 25% of the value of its total assets in any particular industry, and (ii) there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive mobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies such as CIT Financial Corp., Commercial Credit Corporation and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit, Inc., Mobil Oil Credit Corp. and Texaco Financial Services, Inc. While as a fundamental policy the Fund may invest up to 25% of the value of its total assets in any particular industry, as a nonfundamental policy, the Fund will invest less than 25% of the value of its total assets in any particular industry.

(9) Purchase from or sell to any officer, director, or employee of the Company, or its adviser or underwriter, or any of their officers or directors, any securities other than shares of the Fund's common stock.

(10) Make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.

ASSET ALLOCATION PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO

         Neither Asset Allocation Portfolio nor Capital Appreciation Portfolio will:


(1) Purchase securities on margin or otherwise borrow money or issue senior securities, except that the Funds, in accordance with their investment objectives and policies, may purchase securities on a when-issued and delayed delivery basis, within the limitations set forth in the Prospectus and Statement of Additional Information. The Company may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from banks, for the account of either Fund, as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of a Fund's total assets. No additional investment securities may be purchased by a Fund while outstanding borrowings exceed 5% of the value of such Fund's total assets.

(2) Mortgage, pledge or hypothecate its assets, except in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

(3) Invest in commodities or commodity contracts, other than for hedging purposes only.

(4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

(5) Participate on a joint or a joint and several basis in any securities trading account.

(6) Invest in real estate, except a Fund may invest in securities issued by companies owning real estate or interests therein.

(7) Make loans to other persons. Repurchase agreements, the lending of securities and the acquiring of debt securities in accordance with the Prospectus and Statement of Additional Information are not considered to be "loans" for this purpose.

(8) Concentrate its investments in any particular industry, except that (i) it may invest up to 25% of the value of its total assets in any particular industry, and (ii) there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies such as CIT Financial Corp., Commercial Credit Corporation and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit, Inc., Mobil Oil Credit Corp. and Texaco Financial Services, Inc.

(9) Purchase from or sell to any officer, director, or employee of the Company, or the Fund's adviser or underwriter, or any of their officers or directors, any securities other than shares of the Fund's common stock.

(10) Make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.


VALUE FUND AND CAPITAL FUND

         Neither Value Fund nor Capital Fund will:

(1) Concentrate its investments, that is, invest more than 25% of the value of its assets in any particular industry.

(2) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or options contracts thereon; however, it may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

(3) Invest directly in real estate or interests in real estate; however, the Fund may invest in interests in real estate investment trusts, debt securities secured by real estate or interests therein, or debt or equity securities issued by companies which invest in real estate or interests therein.

(4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

(5) Purchase securities on margin or otherwise borrow money, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued, delayed delivery, or forward commitment basis, and may make margin deposits in connection with dealing in commodities or options thereon. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of the Fund's total assets. Investment securities will not be purchased while outstanding borrowings (including "roll" transactions) exceed 5% of the value of the Fund's total assets.

(6) Issue senior securities (as defined in the 1940 Act) other than as set forth in restriction #5 above concerning borrowing and except to the extent that using options and futures contracts or purchasing or selling securities on a when issued, delayed delivery, or forward commitment basis (including the entering into of roll transactions) may be deemed to constitute issuing a senior security.

(7) Make loans to other persons, except that it may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets (including the amount lent) if such loans are secured by collateral at least equal to the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short term obligations or interest-bearing cash equivalents. Loans shall not be deemed to include repurchase agreements or the purchase or acquisition of a portion of an issue of notes, bonds, debentures, or other debt securities, whether or not such purchase or acquisition is made upon the original issuance of the securities. ("Total assets" of the Fund includes the amount lent as well as the collateral securing such loans.)

GROWTH & INCOME FUND

         Growth & Income Fund will not:

(1) Concentrate its investments in any particular industry, except that (i) it may invest up to 25% of the value of its total assets in any particular industry, and (ii) there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies such as CIT Financial Corp., Commercial Credit Corporation and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit, Inc., Mobile Oil Credit Corp. and Texaco Financial Services, Inc.

(2) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or options contracts thereon. However, the Fund may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

(3) Invest directly in real estate or interests in real estate; however, the Fund may invest in interests in real estate investment trusts, debt securities secured by real estate or interests therein, or debt or equity securities issued by companies which invest in real estate or interests therein.

(4) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or the collateral arrangements in connection with permissible activities.

(5) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

(6) Purchase securities on margin, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may make margin deposits in connection with futures contracts.

(7) Make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain securities identical to those sold without payment of any additional consideration.

(8) Make loans to other persons, except (i) the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets if such loans are secured by collateral equal to at least the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents; and (ii) it may purchase debt securities through private placements (restricted securities) in accordance with its investment objectives and policies.

(9) Issue senior securities (as defined in the 1940 Act) other than as set forth in restriction #10 below and except to the extent that using options and futures contracts or purchasing or selling securities on a when issued, delayed delivery or forward commitment basis (including the entering into of roll transactions) may be deemed to constitute issuing a senior security.

(10) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets. The Fund will not purchase securities while borrowings (including "roll" transactions) in excess of 5% of total assets are outstanding. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage.

GROWTH FUND

         Growth Fund will not:

(1) Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry.

(2) Purchase physical commodities or contracts relating to physical commodities.

(3) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

(4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

(5) Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(6) Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

GLOBAL GROWTH PORTFOLIO

         Global Growth Portfolio will not:

(1) Concentrate its investments, that is, invest 25% or more of its total assets in any particular industry.

(2) Buy or sell commodities or commodity contracts, including futures contracts, other than within the limitations set forth in the Prospectus and Statement of Additional Information.

(3) Purchase or sell real estate or other interests in real estate, or interests in real estate investment trusts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by corporations that invest in real estate or interests therein.

(4) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

(5) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws and except that the Fund may invest up to 10% of the value of its assets (at time of investment) in portfolio securities which are not registered under the applicable securities laws of the country in which such securities are traded and for which no alternative market is readily available (such securities are referred to herein as "restricted securities").

(6) Purchase securities on margin, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued and delayed delivery basis, within the limitations set forth in the Prospectus and Statement of Additional Information. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may make margin deposits in connection with futures contracts.

(7) Make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any additional consideration.

(8) Make loans to other persons, except that it may purchase readily marketable bonds, debentures, or other debt securities, whether or not publicly distributed, enter into repurchase agreements, and make loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made.

(9) Issue senior securities, except that the Fund may purchase securities on a when-issued and delayed delivery basis and enter into roll transactions and other transactions within the limitations set forth in the Prospectus and Statement of Additional Information which may be deemed to constitute borrowing.

(10) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets. The Fund will not purchase securities while borrowings (including "roll" transactions) in excess of 5% of total assets are outstanding. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage.

]INTERNATIONAL EQUITY PORTFOLIO

         International Equity Portfolio will not:

(1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

(2) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or option contracts thereon. However, the Fund may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

(3) Invest in real estate, except that the Fund may invest in securities issued by companies owning real estate or interests therein.

(4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

(5) Make loans to other persons except that it may engage in repurchase agreements, securities lending transactions and the acquisition of debt securities in accordance with the Prospectus and Statement of Additional Information.

(6) Issue senior securities, except that the Fund may purchase securities on a when-issued and delayed delivery basis and enter into roll transactions and other transactions which may be deemed to constitute borrowing, within the limitations set forth in the Prospectus and Statement of Additional Information.

(7) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets. Investment securities will not be purchased for the Fund while outstanding bank borrowings exceed 5% of the value of the Fund's total assets.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

         The following restrictions are designated as non-fundamental and may be changed by the Company's Board of Directors without the approval of shareholders.

         Each Fund may not:

1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

2. Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

3. Purchase securities while outstanding borrowings exceed 5% of a Fund's total assets.

4. Sell securities short or maintain a short position except for short sales against the box.


5. Invest more than 20% of the value of its total assets in the securities of foreign issuers (30% for High Yield Portfolio) and in non-dollar securities (10% for High Yield Portfolio). This policy does not apply to Money Fund, Strategic Income Fund, Global Growth Portfolio or International Equity Portfolio.

6. Acquire any security that is not readily marketable if more than 15% of the net assets of the Fund (10% for the Money Fund) taken at market value, would be invested in such securities.

7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

         If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.


MONEY FUND

         Money Fund is subject to the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 requires that all investments by the Fund be limited to U.S. dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by S&P or P-1 or P-2 by Moody's. It is the responsibility of HIMCO to determine that the Fund's investments present only minimal credit risks and are Eligible Securities. The Company's Board of Directors has established written guidelines and procedures for HIMCO and oversees HIMCO's determination that the Fund's portfolio securities present only minimal credit risks and are Eligible Securities. Under Rule 2a-7, 95% of the assets of the Fund must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). Rule 2a-7 requires that (1) a fund may not invest more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not First Tier Securities) and (2) a fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the fund's total assets or $1,000,000.

         Pursuant to Rule 2a-7, the Company's Board of Directors has adopted certain "Investment Procedures and Standards" relating to Money Fund that may be changed without the approval of shareholders. These impose certain additional limitations on permissible Money Fund investments, including, among others: (a) no obligations of banks will be purchased unless such banks have capital, surplus and undivided profits over $100 million, unless the Board expressly allows such investments; (b) no more than 10% of the Fund's total assets may be invested in obligations of Canadian chartered banks; (c) no more than 5% and 10% of the Fund's total assets may be invested in savings banks and savings and loan associations, respectively; (d) bank repurchase agreements will only be entered into with banks meeting certain criteria. These additional limitations may be modified at any time by the Board of Directors or its Executive Committee, when suitable investments are available which are considered to be consistent with the Fund's investment objective and policies and the conditions or Rule 2a-7 referred to above.

MINNESOTA PORTFOLIO AND NATIONAL PORTFOLIO


         Each of Minnesota Portfolio and National Portfolio must invest at least 80% if its total assets in securities that generate interest that is not includable in gross income for federal income tax purposes, or with respect to the Minnesota Portfolio, is not includable in taxable net income of individuals, estates and trusts for Minnesota income tax purposes, and is not an item of tax preference for purposes of the federal (or stated Minnesota, in the case of Minnesota Portfolio) alternative minimum tax.

C.   TAX RESTRICTIONS OF THE FUNDS.

         Each Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

         (a) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer,

         (b) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS.

         The investment objective and principal investment strategies for each Fund are discussed in the Funds' prospectus. A further description of certain investment strategies used by the Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to Money Fund, which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HIFSCO. The Funds may invest up to 100% of their total assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

         HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

         REVERSE REPURCHASE AGREEMENTS To the extent consistent with its fundamental investment restrictions regarding borrowing and/or the issuance of senior securities, each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value. A Fund will establish a segregated account with the Company's custodian bank in which a Fund will maintain liquid assets equal in value to a Fund's obligations in respect of reverse repurchase agreements.

         DEBT SECURITIES Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities (Asset Allocation Portfolio, High Yield Portfolio, International Equity Portfolio, Money Fund, U.S. Government Securities Fund and Strategic Income Fund only), (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (U.S. Government Securities Fund, Strategic Income Fund, High Yield Portfolio, International Equity Portfolio and Asset Allocation Portfolio only), and (5) securities issued or guaranteed as to principal or interest by a foreign issuer including supranational entities such as development banks.

         INVESTMENT GRADE DEBT SECURITIES Money Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's Investors Service ("Moody's") and "BBB" by Standard & Poor's Ratings Services ("S&P")), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

         HIGH YIELD-HIGH RISK DEBT SECURITIES Certain of the Funds are permitted to invest up to 5% of their total assets in fixed income securities rated as low as "Caa" by Moody's or "CCC" by S&P or of comparable quality if not rated. National Portfolio and Minnesota Portfolio may invest up to 10% of their total assets in such securities. Strategic Income Fund is permitted to invest without limitation in securities rated as low as Caa or CCC or of comparable quality if not rated, and may invest up to 10% of its total assets in non-performing securities rated lower than Caa or CCC or of comparable quality if not rated. Although the High Yield Portfolio is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets are invested in securities rated below B3 by Moody's or B- by S&P or, if unrated, determined to be of comparable quality by HIMCO.

         Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Bal". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including the speculative characteristics attributable to each ratings category, are set forth in Appendix A to this Statement of Additional Information High yield-high risk securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington

Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which U.S. Government Securities Fund, Strategic Income Fund, High Yield Portfolio, Asset Allocation Portfolio and International Equity Portfolio may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         ASSET-BACKED SECURITIES Certain Funds may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

         MUNICIPAL SECURITIES. National Portfolio and Minnesota Portfolio invest in municipal securities. In addition, Strategic Income Fund may invest up to 20% of its total assets in municipal securities when such securities appear to offer more attractive returns than taxable securities. Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works.

Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation and, for the Minnesota Portfolio, State of Minnesota income taxation (excluding excise taxes imposed on corporations and banks and measured by income). Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors. (See Appendix A.) National Portfolio and Minnesota Portfolio do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the moral obligation, meets the investment criteria established for investments by a Fund.

         The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

         As a fundamental policy, neither Minnesota Portfolio nor National Portfolio will invest 25% or more of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. For this purpose, municipal bonds refunded with U.S. Government securities will be treated as investments in U.S. Government securities, and are not subject to this requirement or the 5% diversification requirement under the 1940 Act. These refunded municipal bonds will however be counted toward the policy that each of Minnesota Portfolio and National Portfolio must invest at least 80% if its net assets in securities that generate interest that is not includable in gross income for federal income tax purposes, or with respect to the Minnesota Portfolio, is not includable in taxable net income of individuals, estates and trusts for Minnesota income tax purposes, and is not an item of tax preference for purposes of the federal (or stated Minnesota, in the case of Minnesota Portfolio) alternative minimum tax.

         Securities in which the Funds may invest, including municipal securities, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by Congress or the

Minnesota legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest on and principal of their municipal securities may be materially affected.

         For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund's total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

         SPECIAL CONSIDERATIONS RELATING TO MINNESOTA MUNICIPAL SECURITIES. Minnesota's constitutionally prescribed fiscal period is a biennium, and the state operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, the state's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend monies in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, the state's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecast available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session the Governor is empowered to convene a special session.


         Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. On a number of occasions in previous years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. In July 2001 the Minnesota Department of Finance projected, under laws enacted in the 2001 regular and special sessions, that the State would complete the June 30, 2003 biennium with an unrestricted balance of $235 million, plus a $350 million cash flow account balance, plus a $653 million budget reserve. Total General Fund expenditures and transfers for the biennium were expected to be $27.6 billion. In its October 2001 Economic Update, however, the Department of Finance stated that revenues for the first quarter of the current fiscal year fell $99 million (3.5%) short of the July projections. Subsequently, on November 15, 2001, the Department advised other State departments and agencies that major revenue sources had fallen $178 million short of forecast in the first four months of the fiscal year and that State unemployment claims had more than doubled in the last year. The Department of Finance asked the departments and agencies to begin work on options to trim their general fund budgets by 5 percent and by 10 percent. On November 20, 2001, the Commissioner of Finance directed other commissioners and agency heads not to enter into any new grant agreements. An official budget forecast in expected to be released on December 4, 2001.


         Minnesota is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts and planning estimates may create additional budgetary pressures.

         State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so State budgetary difficulties may have substantial adverse effects on such local government units. Generally, the State has no obligation to make payments on local obligations in the event of a default. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota municipal obligations that are held by the Fund or the value or marketability of such obligations.


         Certain Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota Municipal securities that are held by the Fund (See "Taxation of the Funds").

         EQUITY SECURITIES Each Fund except Money Fund, Minnesota Portfolio, National Portfolio and U.S. Government Securities Fund may invest in equity securities. These Funds also may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. High Yield Portfolio will not invest in common stocks directly, but may invest up to 15% of its total assets in preferred stocks, convertible securities and securities carrying warrants to purchase equity securities. Although it does not invest directly in such securities, High Yield Portfolio may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

         SMALL CAPITALIZATION SECURITIES. The Funds' investments in equity securities may include securities of companies with smaller market capitalizations (including securities issued in initial public offerings). Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Many of the Funds are permitted to invest a portion of their assets in securities of foreign issuers and in non-dollar securities. Foreign issuers include (1) Companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         Global Growth Portfolio, International Equity Portfolio and Strategic Income Fund may invest up to 100% of their total assets in the securities of foreign issuers and non-dollar securities. Asset Allocation Portfolio, Value Fund, Growth & Income Fund, Capital Fund, Growth Fund and Capital Appreciation Portfolio may invest up to 20% of their total assets in such securities. High Yield Portfolio may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities. Money Fund will have at least 25% of its total assets invested collectively in U.S. dollar-denominated obligations of foreign branches of domestic banks, domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, except when a more defensive position is deemed warranted. Not more than 49% of the Fund's total assets will be invested in these obligations. The Funds are not limited with respect to the amount of assets that may be invested in any country, except that Strategic Fund may not invest more than 25% of its total assets in government securities of any single foreign country.

         The securities of foreign issuers and non-dollar securities in which the Funds may invest include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the government authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         From time to time, International Equity Portfolio may invest up to 25% of its total assets and High Yield Portfolio and Strategic Income Fund may invest up to 30% of their total assets in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         CURRENCY TRANSACTIONS Each Fund that invests in non-dollar securities may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

         The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund, except Money Fund and U.S. Government Securities Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations. In addition, certain Funds are prohibited from entering into transactions that might be considered "commodities" transactions other than for hedging purposes.

         A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Funds that invest in non-dollar securities may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if a Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if a Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

         A Fund may only write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option, a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

         To hedge against fluctuations in currency exchange rates, a Fund that invests in non-dollar securities may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

         The Funds that invest in non-dollar securities also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with a Fund's investment objectives and policies.

         Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of the put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian liquid assets equal in value to the deficiency.

         To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

         Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, a Fund may have been in a better position had it not used such a strategy.

         SWAP AGREEMENTS Each Fund, except Money Fund, may enter into interest rate swaps, currency swaps (except for Government Securities Fund, National Portfolio and Minnesota Portfolio), and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

         The Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the Company's custodian in a segregated account. If a Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

         ILLIQUID INVESTMENTS Each Fund is permitted to invest in illiquid securities or other illiquid investments. A Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for Money Fund) would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. A Fund may not be able to sell illiquid securities or other investments when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a

Fund's net asset value. Each Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

         Under current interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which a Fund may invest that are not readily marketable.

         In addition to the above limitation on illiquid investments, as fundamental policies (a) Global Growth Portfolio may not invest more than 10% of the value of its assets in portfolio securities which are not registered under the applicable securities laws of the country in which such securities are traded and for which no alternative market is readily available, and (b) U.S. Government Securities Fund may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

         DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. Each Fund will hold and maintain in a segregated account until the settlement date cash, government securities or liquid high-grade debt securities in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of HIMCO or Wellington, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

         OTHER INVESTMENT COMPANIES Each Fund is permitted to invest in other investment companies. The investment companies in which a Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a Fund will not purchase a security of an investment company if, as a result: (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund's total assets would be invested in any one such investment company.

         LENDING PORTFOLIO SECURITIES Each of the Funds other than Money Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral, and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. While the securities are on loan, the borrower will pay the respective Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Fund is not more than 33 1/3% (30% in the case of Global Growth Portfolio) of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         PORTFOLIO TURNOVER The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales by such Fund of investment securities for the particular fiscal year by the monthly average value of investment securities owned by the Fund during the same fiscal year. Investment securities for purposes of this calculation do not include securities with a maturity date less than twelve months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchase or sales of investment securities for a particular year are equal to the average monthly value of the investment securities owned during such year. A higher turnover rate may result in a Fund incurring higher transaction costs and result in additional or brokerage consequences.

                             MANAGEMENT OF THE FUNDS

         The business of each Fund is managed by the board of directors of the Company. The board of directors elects officers who are responsible for the day-to-day operations of each Fund and who execute policies formulated by the board. The directors and officers of the Company and their principal business occupations for the last five years are set forth below.


                                            POSITION WITH
NAME AND ADDRESS                  AGE         THE FUNDS            PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------                  ---         ---------            -----------------------------------------

Allen R. Freedman                   61    Director           Director, Fortis, Inc.; prior to July 2000, Chairman
One Chase Manhattan Plaza                                    and CEO of Fortis, Inc., and Managing Director of
New York, New York                                           Fortis International, N.V.; director of Systems and
                                                             Computer Technology Corporation.

Dr. Robert M. Gavin                 61    Director           Educational consultant; prior to September 1, 2001, President,
380 Lone Pine Road                                           Cranbrook Education Community; prior to July 1996, President,
Bloomfield, Michigan                                         Macalester College, St. Paul, MN.

Jean L. King                        57    Director           President, Communi-King, a communications consulting
12 Evergreen Lane                                            firm, St. Paul, MN.
St. Paul, Minnesota

Phillip O. Peterson                 56    Director           Mutual Fund industry consultant; prior to June, 1999, partner of
11155 Kane Trail                                             KPMG LLP.
Northfield, Minnesota

Robb L. Prince                      60    Director           Financial and employee benefit consultant; prior to
5108 Duggan Plaza                                            July 1995, Vice President and Treasurer, Jostens,
Edina, Minnesota                                             Inc., a producer of products and services for youth,
                                                             education, sports award, and recognition markets;
                                                             director of Analysts International Corporation.

Leonard J. Santow                   65    Director           Principal, Griggs & Santow, Inc., economic and
75 Wall Street 21st Floor                                    financial consultants.
New York, New York

Noel F. Schenker                    47    Director           Senior Vice President, Marketing and New Business
1908 W. 49th Street                                          Development, Select Comfort Corporation, a
Minneapolis, Minnesota                                       manufacturer, retailer, and direct merchant of
                                                             airbeds and sleep-related products; prior to
                                                             2000, marketing consultant; prior to 1996, Senior
                                                             Vice President, Marketing and Strategic Planning,
                                                             Rollerblade, Inc., a manufacturer of in-line skates
                                                             and related gear and accessories.

Dr. Lemma W. Senbet                 54    Advisory           The William E. Mayer Professor of Finance and Chair,
4435 Van Munching Hall                    Director           Finance Department, University of Maryland, College
College Park, Maryland                                       Park, MD; consultant, international financial
                                                             institutions.

Joseph M. Wikler                    60    Director           Investment consultant and private investor; prior to
12520 Davan Drive                                            1994, Director of Research, Chief Investment Officer,
Silver Spring, Maryland                                      principal and a Director, The Rothschild Co., an
                                                             investment adviser, Baltimore, MD.

                                            POSITION WITH
NAME AND ADDRESS                  AGE         THE FUNDS            PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------                  ---         ---------            -----------------------------------------
David M. Znamierowski               41    Director and       Senior Vice President, Chief Investment Officer and
55 Farmington Avenue                      President since    Director of Hartford Life since 1999; Vice President,
Hartford, Connecticut                     2001               Investment Strategy and Policy with Aetna Life & Casualty
                                                             Company from 1991 to 1996; Director and Senior Vice
                                                             President of HIFSCO and a Managing Member and Senior Vice
                                                             President of HL Advisors.



Robert W. Beltz, Jr.                52    Vice President     Vice President, Securities Operations of HASCO.
500 Bielenberg Drive                      since 1993
Woodbury, Minnesota



Kevin J. Carr                       47    Vice President     Assistant General Counsel since 1999, Counsel since
55 Farmington Avenue                      and Assistant      1996 and Associate Counsel since 1995 of The
Hartford, Connecticut                     Secretary since    Hartford; Counsel and Assistant Secretary of HL Advisors
                                          2001               and HIFSCO and Assistant Secretary of HIMCO.



Peter W. Cummins                    64    Vice President     Senior Vice President since 1997 and Vice President
P.O. Box 2999                             since 2001         since 1989 of Hartford Life; Director and Senior Vice
Hartford, Connecticut                                        President of HIFSCO and Director and Managing Director
                                                             of HL Advisors.



Tamara L. Fagely                    43    Vice President     Vice President of HASCO since 1998; prior to 1998, Second
500 Bielenberg Drive                      since 1996 and     Vice President of HASCO.
Woodbury, Minnesota                       Treasurer since
                                          1993


George R. Jay                       49    Vice President     Secretary and Director, Life and Equity Accounting
P.O. Box 2999                             and Assistant      and Financial Control and Assistant Vice President of
Hartford, Connecticut                     Treasurer since    Hartford Life.
                                          2001


Stephen T. Joyce                    42    Vice President     Senior Vice President of Hartford Life since 1999;
P.O. Box 2999                             since 2001         Vice President from 1997 to 1999 and Assistant Vice
Hartford, Connecticut                                        President from 1994 to 1997 of Hartford Life.


David N. Levenson                   35    Vice President     Senior Vice President of Hartford Life since 2000;
P.O. Box 2999                             since 2001         Vice President, Fidelity Investments from 1994 to
Hartford, Connecticut                                        1995.


Thomas M. Marra                     43    Vice President     Chief Operating Officer since 2000, Executive Vice
P.O. Box 2999                             since 2001         President since 1996, and Senior Vice President since
Hartford, Connecticut                                        1994 of Hartford Life; Director and Executive Vice
                                                             President of HIFSCO; Director and Managing Director
                                                             of HL Advisors.






Scott R. Plummer                    42    Vice President     Vice President, Associate General Counsel and
500 Bielenberg Drive                      and Assistant      Assistant Secretary of HASCO.
Woodbury, Minnesota                       Secretary since
                                          1996

                                            POSITION WITH
NAME AND ADDRESS                  AGE         THE FUNDS            PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------                  ---         ---------            -----------------------------------------
John C. Walters                     39    Vice President     Executive Vice President of Hartford Life since 2000;
P.O. Box 2999                             since 2001         from 1996 to 2000, President of First Union Financial
Hartford, Connecticut                                        Securities Group; Director of Sales of Wheat First
                                                             Union from 1994 to 1996.

Michael J. Radmer                   56    Secretary since    Partner, Dorsey & Whitney LLP, the Company's General
50 South Sixth Street                     1978               Counsel.
Minneapolis, Minnesota



         All directors and officers of the Funds are also officers and directors of Fortis Securities, Inc., a closed-end investment company, and Fortis Series Fund, Inc., a Minnesota corporation that is an open-end investment company.

         The board of directors of each Fund has established an Executive Committee which is authorized to act in the intervals between regular board meetings with full capacity and authority of the board of directors, except as limited by law.

         COMPENSATION OF OFFICERS AND DIRECTORS. The Funds do not pay any salaries or compensation to any of their executive officers or to directors who are affiliated with The Hartford. The chart below sets forth the compensation paid to each director by the corporations of which the Funds were series during their most recently completed fiscal years (see "General Information"), as well as the total compensation received by each director from all of the funds in the Fortis Complex during the calendar year ended December 31, 2000. Mr. Freedman and Mr. Znamierowski did not receive any such compensation and they are not included in the table. The Funds do not currently provide any pension or retirement benefits for their directors.


                                                  AGGREGATE COMPENSATION FROM EACH CORPORATION
                            ----------------------------------------------------------------------------------------------
                                          FORTIS                FORTIS      FORTIS      FORTIS     FORTIS         TOTAL
                              FORTIS      EQUITY     FORTIS     INCOME      MONEY      TAX-FREE   WORLDWIDE   COMPENSATION
                            ADVANTAGE   PORTFOLIOS   GROWTH   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS    FROM FUND
DIRECTOR                    PORTFOLIOS     INC.     FUND INC.    INC.        INC.        INC.        INC.      COMPLEX (1)
                            ----------  ---------- ---------- ----------  ----------  ----------  ----------  ------------
Richard W. Cutting (2)      $  3,908    $  4,275   $  4,642   $  2,625    $  2,250    $  2,250    $  2,250    $     35,475
Dr. Robert M. Gavin            4,575       4,975      5,375      3,175       2,800       2,800       2,800          36,375
Jean L. King                   4,100       4,500      4,900      2,700       2,425       2,425       2,425          34,350
Phillip O. Peterson            4,525       4,925      5,325      3,125       2,775       2,775       2,775          26,100
Robb L. Prince                 4,525       4,975      5,375      3,175       2,800       2,800       2,800          36,375
Leonard J. Santow              4,756       5,156      5,556      3,356       2,750       2,750       2,751          38,275
Noel F. Schenker               4,375       4,775      5,175      2,975       2,600       2,600       2,600          36,150
Lemma W. Senbet (3)            1,165       1,265      5,450        550         960       2,875       1,200          26,325
Joseph M. Wikler               4,850       5,250      5,650      3,450       2,875       2,875       2,875          39,075


(1) Prior to the date on which the Funds were reorganized into the Company, the Fund Complex consisted of nine investment companies: each of the corporations listed in the table, Fortis Securities, Inc. and Fortis Series Fund, Inc., a Minnesota corporation.


(2) Richard W. Cutting retired from the board of directors effective June 6, 2001.



(3) Dr. Senbet received a consulting fee from those corporations in the Fund Complex for which he was not a director, which was paid at a rate that was the same as director's fees. During each corporation's most recently completed fiscal year, Dr. Senbet received the following consulting fees:
     $3,485 from Fortis Advantage Portfolios, $3,785 from Fortis Equity Portfolios, Inc., $2,700 from Fortis Income Portfolios, Inc., $1,915 from Fortis Money Portfolios, Inc. and $1,675 from Fortis Worldwide Portfolios, Inc.


         During each Funds' most recent fiscal year, the Funds paid legal fees and expenses as set forth below to a law firm of which the Funds' Secretary is a partner:

         FISCAL YEAR ENDED JULY 31, 2001:
         U.S. Government Securities Fund    $ 4,500
         Strategic Income Fund              $   495
         High Yield Portfolio               $ 2,400

         FISCAL YEAR ENDED AUGUST 31, 2001:

         Asset Allocation Portfolio         $ 6,000
         Value Fund                         $   750
         Growth & Income Fund               $ 1,000
         Capital Fund                       $15,000
         Growth Fund                        $33,279
         Capital Appreciation Portfolio     $ 6,600

         FISCAL YEAR ENDED SEPTEMBER 30, 2001:

         Money Fund                         $ 4,710
         National Portfolio                 $ 1,050
         Minnesota Portfolio                $   725

         FISCAL YEAR ENDED OCTOBER 31, 2000:

         Global Growth Portfolio            $ 5,000
         International Equity Portfolio     $   750


         As of November 13, 2001, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Funds. As of that date, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:




                                      CLASS A   CLASS B   CLASS C   CLASS H   CLASS E   CLASS Z
                                      -------   -------   -------   -------   -------   -------
MONEY FUND

Salomon Smith Barney, Inc.                         5%
333 W. 34th St., 3rd Floor
New York, NY

Harlan L. & Madeline J. Bahr JTWROS                          6%
344 N. 5th St.
New Strawn, KS

U.S. Bank, N.A. C/F Robert E. Phillips                       9%
R/O IRA
4025 Fairmont Rd.
Morgantown, WV

May C. Gitles TTEE FBO May C.                                6%
Gitles Living Trust dtd 5/21/92
Heathrow, FL

Donaldson Lufkin Jenrette Securities                        18%
Corporation, Inc.
PO Box 2052
Jersey City, NJ

U.S. Bank, N.A. C/F Donald A. Pulice                        12%
R/O IRA
2024 Henderson Ave.
Clarksburg, WV

U.S. Bank N.A. C/F Robert F. Matz                            9%
IRA
68 Wilson Ave.
Morgantown, WV

Catherine J. Childers                                                 11%
5404 San Jose Blvd.
Jacksonville FL

Sandra J. Bock TTEE FBO Sandra J.                                      6%
Brock Rev Living Trust dtd 4/22/96
9238 Emily Circle
Lake Worth, FL


Martin A. Mundell TTEE FBO Flora A.                                    6%
Mundell Rev Family Trust dtd 8/13/93
9238 Emily Circle
Lake Worth, FL

NATIONAL PORTFOLIO

US Bancorp Piper Jaffray, Inc. C/F                 7%
Mildred Granger
749 S 30th St.
Grand Forks, ND

Harold M. Sales TTEE FBO Florence E.               9%
Sales Trust
7319 S. Syracuse Ct
Englewood, CO

Anthony Ciccarino TOD                             10%
55 McClellan Ave
Amsterdam, NY

Wells Fargo Investments, A/C #2126-               13%
6510
420 Montgomery St.
San Francisco, CA

Elvada M. Torsiello TOD                           11%
83 Van Dyke Ave
Amsterdam, NY

Sheldon Schram TOD                                           7%
61 Ridgeview Dr.
West Paterson, NJ

Jacqueline A. Olejniczak TOD                                 5%
3 S 430 Osaie Dr.
Glen Ellyn, IL

Paine Webber FBO Joan C. Steadman-                           8%
Cook
2 Shoreline Dr.
Westerly, RI

Jeanie M. Chresos                                            7%
5297 W. 52nd St.
Parma, OH

Ethel L. Robb TOD                                           17%
Sheryl L. Abraham POA
43940 SE Music Camp Rd.
Sandy, OR

Hunan Restaurant, Inc.                                                 5%
2100 S Columbia Rd.
Grand Forks, ND

Maurice T. Moler TTEE FBO Maurice                                      8%
T. Moler Trust C/O Sharon Kasey
15578 E Cnty Rd 1500 N
Charleston, IL

MINNESOTA PORTFOLIO

Harold A. Fischer TOD                    7%
3430 Belden Dr. NE
Minneapolis, MN

Ruth R. Gillespie                       11%
RR 3 Box 98
Pine City, MN

Betty Mae Nelson TOD                    13%
RR 1 Box 8
Bellingham, MN

Elsie M. Krostruc TOD                             13%
100 Roosevelt Rd
Bemidji, MN

Paine Webber FBO Minerva Mikkila                  27%
Charitable Remainder Trust 4/11/96
70 E. St. Marie St.
Duluth, MN

Thomas L. Blanchette TOD                           7%
3125 Carriage Dr.
Medina, MN

Jerome R. & Sharon K. Bofferding                  13%
16700 Elm Rd.
Maple Grove, MN

Donaldson Lufkin Jenrette Securities              7%
Corporation, Inc.
PO Box 2052
Jersey City, NJ

Harvey Hagedorn TOD                                                    6%
35624 140th St.
Winnebago, MN

Theodore Pulasky C/F Brandie L.                                       10%
Pearson UTMA
RR 1 Box 87
Donnelly, MN

Henry A. & Patricia E. Prchal JTTEN                                   12%
214 SW 2nd St
Young America, MN

Catherine A. Estrem TOD                                               13%
1594 Lakewood Dr.
Maplewood, MN

Lyle W. Jahnke TOD                                                    31%
1305 W Birch Ave
Olivia, MN

Edward & Patronvilla Rauchwarter                                       5%
JTWROS TOD
1024 Coline St.
St. Paul, MN

Jean S. & John H. Bravis TTEE FBO                                      6%
The Jean S. Bravis Trust
3901 Hayes St. NE
Minneapolis, MN

Ursella Abell                                                         10%
7119 N 800 W
Roann, IN

Mary C. Jackson                                                       17%
4300 W River Pkwy
Minneapolis, MN

Keith B. Magnuson                                                     34%
737 Memorial Dr
Crookston, MN

U.S. GOVERNMENT SECURITIES FUND

Donaldson, Lufkin Jenrette Securities                       14%
Corporation, Inc.
PO Box 2052
Jersey City, NJ

Vanguard Fiduciary Trust Co FBO                                                11%
Fortis 401(K) Plan #90895
PO Box 2600
Valley Forge, PA

STRATEGIC INCOME FUND

Forris Benefits Insurance Co. C/O       47%
Kevin Michels, Fortis Advisers
1 Chase Manhattan Plaza, 41st Floor
New York, NY

Hartford Life & Annuity Insurance Co.   46%
C/O Portfolio Support 9th Floor
PO Box 1744
Hartford, CT

Paine Webber FBO Minerva Mikkila                  37%
Charitable Remainder Trust 4/11/96
70 E St. Marie St
Duluth, MN

Sternc Agee & Leach, Inc.                          5%
813 Shades Creek Pkwy Ste 100B
Birmingham, AL

Salomon Smith Barney                               7%
Acct 160403B02
333 W 34th St 3rd Fl
New York, NY

Todd C. Blumenstock C/F Meghan C.                            7%
Mitchell UTMA
216 Kenyon Ave
Elkhart, IN

Isabelle Fesch                                               8%
210 9th Ave
Langdon, ND

US Bank NA C/F William Schmautz                              8%
IRA
16007 SE 32nd St
Vancouver, WA

US Bank NA C/F Janice M. Smith IRA                           9%
219 E Palm Dr
Lena, IL

Donaldson Lufkin Jenrette Securities                        10%
Corporation, Inc.
PO Box 2052
Jersey City, NJ

Terry L. & Robin Stokes JTWROS                               6%
111 E High St
PO Box 471
Maytown, PA

US Bank NA C/F Donna Calkins IRA                                      10%
219 173rd Place NE
Bellevue, WA

US Bank NA C/F Sally Ann Thomas                                       11%
IRA
1859 Harrisburg Pike
Grove City, OH

Jon S. Martin                                                          6%
1943 S Jackson St
Frankfort, IN

Kenneth L & Geraldine E. P. Waldron                                    7%
TTEES U/A DTD 8/26/93 Waldron
Family Trust
17925 Lazy Dog Rd
Nevada City, CA

Frances M. Engelhardt TTEE U/A DTD                                     6%
5/5/93 Frances M. Engelhardt Trust
PO Box 155
Penn Valley, CA

HIGH YIELD PORTFOLIO

Fortis Benefits Insurance Co., C/O      28%
Fortis, Inc., Attn: Kevin Michels
1 Chase Manhatta Plaza, 41st Floor
New York, NY

ASSET ALLOCATION PORTFOLIO

Vanguard Fiduciary Trust Co. FBO                                                          87%
Fortis 401(k) Plan #90895
PO Box 2600
Valley Forge, PA

GROWTH FUND

Vanguard Fiduciary Trust Co. FBO                                                          55%
Fortis 401(k) Plan #90895
PO Box 2600
Valley Forge, PA

INTERNATIONAL EQUITY PORTFOLIO

Fortis Advisers, Inc., Attn: Carol      18%
Houghtby
PO Box 64284
St. Paul MN

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The Company, on behalf of each Fund, has entered into an investment management agreement with HIFSCO. The investment management agreement provide that HIFSCO, subject to the supervision and approval of the Company's board of directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative services to the Company including personnel, services, equipment and facilities and office space for proper operation of the Company.

         With respect to Money Fund, Bond Funds and Tax-Free Funds, HIFSCO has entered into an investment services agreement with HIMCO for the provision of the day-to-day investment management services. With respect to the remaining Funds, HIFSCO has entered into a investment subadvisory agreement with Wellington Management. Under the sub-advisory agreements, HIMCO or Wellington Management, subject to the general supervision of the Company's board of directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund.

         As provided by the investment management agreement, each Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund's average daily net assets. HIFSCO, not any Fund, pays the sub-advisory fees to Wellington Management and HIMCO. Under a separate agreement, HIFSCO has agreed to bear the costs incurred by the Funds for transfer agency, registrar and dividend reimbursement services.

         The investment management fee rates are as follows:

Money Fund


Net Asset Value                                                Annual Rate
---------------                                                -----------
First $500,000,000                                             0.60%*
Next  $500,000,000                                             0.55%*

* Includes an amount equal to 0.20% of average net assets that is paid to HIFSCO in connection with the distribution of Money Fund shares and is characterized as a distribution fee

National Portfolio


Net Asset Value                                                Annual Rate
---------------                                                -----------
First $50,000,000                                              0.80%
Next  $50,000,000                                              0.70%

Minnesota Portfolio


Net Asset Value                                                Annual Rate
---------------                                                -----------
First $50,000,000                                              0.72%
Next  $50,000,000                                              0.70%

U.S. Government Securities Fund, Strategic Income Fund, High Yield Portfolio


Net Asset Value                                                Annual Rate
---------------                                                -----------
First $50,000,000                                              0.80%
Next  $50,000,000                                              0.70%

Asset Allocation Portfolio, Value Fund, Growth & Income Fund, Capital Fund, Growth Fund, Capital Appreciation Portfolio


Net Asset Value                                                Annual Rate
---------------                                                -----------
First $100,000,000                                             1.00%
Next  $150,000,000                                             0.80%
Over  $250,000,000                                             0.70%

Global Growth Portfolio, International Equity Portfolio


Net Asset Value                                                Annual Rate
---------------                                                -----------
First $500,000,000                                             1.00%
Next  $500,000,000                                             0.90%

         These fees, as a percentage of net assets, are the same as fees paid to the Funds' previous investment adviser, Fortis Advisers, Inc. ("Fortis Advisers") under the investment advisory and management agreements between the Funds and Fortis Advisers in effect prior to April 2, 2001.

         During the last three fiscal years, each Fund paid the following advisory fees to Fortis Advisors:


FUND NAME                                            2001*                2000               1999                1998
---------                                            ----                 ----               ----                ----
MONEY FUND+                                        1,241,306            $ 1,167,308         $ 1,006,853          n/a
NATIONAL PORTFOLIO+                                  447,234                455,123             543,144          n/a
MINNESOTA PORTFOLIO+                                 279,776                290,182             334,606          n/a
U.S. GOVERNMENT SECURITIES FUND++                  1,774,831              1,909,619           2,477,465          n/a
STRATEGIC INCOME FUND++                              207,113              195,426**          269,265***          n/a
HIGH YIELD PORTFOLIO++                               918,123              1,194,590           1,459,592          n/a
ASSET ALLOCATION PORTFOLIO+                        2,921,076              2,343,084           2,027,378          n/a
VALUE FUND+                                          547,226                554,153             458,155          n/a
GROWTH & INCOME FUND+                                409,201                427,823             422,452          n/a
CAPITAL FUND+                                      4,626,527              5,277,095           4,317,951          n/a
GROWTH FUND+                                       8,541,214              9,414,124           6,608,804          n/a
CAPITAL APPRECIATION PORTFOLIO+                    2,265,618              2,640,661           1,342,008          n/a
GLOBAL GROWTH PORTFOLIO++                              n/a                2,146,014           1,570,656      $1,592,206
INTERNATIONAL EQUITY PORTFOLIO++                       n/a                  314,488              66,564          23,598

------------------------------

* Includes fees paid to HIFSCO commencing on April 2, 2001.

** Fortis Advisers reimbursed the Fund $57,704, pursuant to an expense reimbursement agreement, resulting in a net fee of $137,722.

*** Fortis Advisers reimbursed the Fund $79,503, pursuant to an expense reimbursement agreement, resulting in a net fee of $189,762.

+       Fiscal year ended September 30.
++      Fiscal year ended July 31.
+       Fiscal year ended August 31.
++      Fiscal year ended October 31.

         Pursuant to the investment management agreement and the investment subadvisory agreements neither HIFSCO, Wellington Management nor HIMCO is liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO, HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the respective investment subadvisory agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.


         HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury Connecticut 06070, was organized in 1995. As of December 31, 2000, HIFSCO had over $10.0 billion of assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105 and was organized in 1966. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2000, HIMCO and its wholly-owned subsidiary had approximately $65.3 billion in assets under management.


         Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2001, Wellington Management had investment management authority with respect to approximately $295 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

         The investment management agreement and investment sub-advisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The agreements automatically terminate upon assignment. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment subadvisory agreements may be terminated at any time without the payment of any penalty by the board of directors or by vote of a majority of the outstanding voting securities of the applicable Fund, by HIFSCO upon written notice to Wellington Management and upon 60 days written notice to HIMCO, and by HIMCO upon 60 days' prior written notice to HIFSCO or by Wellington Management upon 90 days' written notice to HIFSCO. The investment subadvisory agreements also terminate automatically upon the termination of the corresponding investment management agreement.

         Each Fund and each adviser, sub-adviser and principal underwriter to each Fund has adopted a code of ethics designed to protect the interests of each fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors and HIFSCO, HIMCO and Wellington Management are primarily responsible for the investment decisions of each Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission. Upon instructions from the Funds, HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the Funds.

         Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, executed through dealers who sell shares of the Funds.

         HIMCO and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in Money Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by Money Fund for such purchases or sales.

         While HIMCO and Wellington Management seek to obtain the most favorable net results in effecting transactions in a Fund's portfolio securities, dealers who provide investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, a Fund will be benefited by such research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received is in addition to and not in lieu of the services required that HIMCO and Wellington Management must perform under the respective investment subadvisory agreements. The expenses of HIMCO and Wellington Management are not necessarily reduced as a result of the receipt of such information. HIMCO and Wellington Management may use such research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.

         Investment decisions for the Funds are made independently from those of any other clients that are managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to each Fund or other client account and may be averaged as to price in a manner determined by HIMCO or Wellington Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue). Likewise, if accounts managed by HIMCO or Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

         Accounts managed by HIMCO or Wellington Management (or their affiliates) may hold securities held by a Fund. Because of different investment objectives or other factors, a particular security may be purchased by HIMCO or Wellington Management for one client when one or more other clients are selling the same security.

         Each Fund has paid the following brokerage commissions in each of its last three fiscal years:



FUND NAME                                                  2001          2000         1999         1998
---------                                                  ----          ----         ----         ----
Money Fund                                                    --             --           --       n/a
National Portfolio                                            --             --           --       n/a
Minnesota Portfolio                                           --             --           --       n/a
U.S. Government Securities Fund                               --             --           --       n/a
Strategic Income Fund                                         --             --           --       n/a
High Yield Portfolio                                          --             --           --       n/a
Asset Allocation Portfolio                            $  491,520      $ 547,597    $ 463,625       n/a
Value Fund                                               244,843        334,190      245,918       n/a
Growth & Income Fund                                     115,731        106,270       68,069       n/a
Capital Fund                                           1,875,994      2,155,861    1,807,889       n/a
Growth Fund                                            3,267,712      1,724,523    2,046,958       n/a
Capital Appreciation Portfolio                           418,708        282,113      263,144       n/a
Global Growth Portfolio                                    n/a          207,836      303,961    $170,896
International Equity Portfolio                             n/a          140,000       24,533    $ 14,407*



*Period from inception (January 27, 1998) to October 31, 1998.


         Changes in the amount of brokerage commissions paid generally reflect increases in the total assets of a Fund and/or changes in portfolio turnover rates.

         The following table shows the dollar amount of brokerage commissions paid by each Fund during its most recently completed fiscal year to firms that provided research and execution services to Fortis Advisers prior to April 2, 2001 and to HIMCO and Wellington Management thereafter and the approximate dollar amount of the transactions involved.


                                                 COMMISSIONS PAID TO FIRMS     TOTAL AMOUNT OF TRANSACTION
                                                 FOR EXECUTION AND RESEARCH     TO FIRMS FOR EXECUTION AND
FUND NAME                                                 SERVICES                  RESEARCH SERVICES
Money Fund*                                                   --                          --
National Portfolio*                                           --                          --
Minnesota Portfolio*                                          --                          --
U.S. Government Securities Fund**                             --                          --
Strategic Income Fund**                                       --                          --
High Yield Portfolio**                                        --                          --
Asset Allocation Portfolio+                               59,322                  51,880,781
Value Fund+                                                6,090                   3,984,034
Growth & Income Fund+                                      2,959                   2,226,633
Capital Fund+                                             14,559                   8,148,954
Growth Fund+                                             195,565                 133,747,827
Capital Appreciation Portfolio+                           15,549                   2,946,374
Global Growth Portfolio++                                     --                          --
International Equity Portfolio++                              --                          --


*    Fiscal year ended September 30, 2001
**   Fiscal year ended July 31, 2001
+    Fiscal year ended August 31, 2001
++   Fiscal year ended October 31, 2001

         The Funds will not effect any brokerage transactions in their portfolio securities with any broker-dealer affiliated directly or indirectly with HIFSCO, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds. In fiscal years 1999 and 2000, and in that portion of the fiscal year ending April 2, 2001, the Funds did not pay any brokerage commissions to any affiliate of Fortis Advisers. In fiscal year 2001, the Funds did not pay brokerage commissions to any affiliates of HIFSCO.


         From time to time, the Funds may acquire the securities of their regular brokers or dealers or parent companies of such brokers or dealers. During each Fund's most recently completed fiscal year, the Funds acquired the following securities of its regular brokers or dealers or parent companies of such brokers or dealers:


                                          VALUE OF SECURITIES
NAME OF ISSUER                            OWNED AT YEAR END
--------------                            -----------------
Money Fund*
     Chase Securities, Inc.                 $   5,004,699
     Goldman, Sachs & Co.                       5,999,291
     State Street Bank & Trust Co.              4,989,967
     U.S. Bancorp                                   5,076
National Portfolio*
     U.S. Bancorp                                 558,789
Minnesota Portfolio*                                   --
U.S. Government Securities Fund**                      --
Strategic Income Fund**
     J.P. Morgan & Co.                            532,134
High Yield Portfolio**
     U.S. Bancorp                                   8,294
Asset Allocation Portfolio+
     Bear, Stearns & Co.                          503,375
     Goldman, Sachs & Co.                         514,981
     J.P. Morgan & Co.                          3,181,407
     Lehman Brothers, Inc.                        545,177
     Merrill Lynch, Pierce, Fenner
       & Smith, Inc.                            2,017,560
     Morgan Stanley/Dean Witter
       Reynolds, Inc.                             270,915
     Salomon Smith Barney, Inc.                   509,419
     State Street Bank & Trust Co.              2,474,608
     U.S. Bancorp                               1,849,474
     Wells Fargo & Co.                          7,791,566
Value Fund +
     Wells Fargo & Co.                            756,077
Growth & Income Fund+
     J.P. Morgan & Co.                            435,370
     Merrill Lynch, Pierce, Fenner
       & Smith, Inc.                              546,960
     Wells Fargo & Co.                             58,149
Capital Fund+
     Wells Fargo & Co.                          7,535,426
Growth Fund+
     Goldman Sachs & Co.                       11,197,980
     Wells Fargo & Co.                          4,779,635
Capital Appreciation Portfolio+
     Wells Fargo & Co.                          3,065,983
Global Growth Portfolio++
     U.S. Bancorp                               4,863,502
International Equity Portfolio++
     U.S. Bancorp                               1,459,328
     Deutsche Morgan Grenfell                      97,135
     Nomura Securities Company                    339,225
     HSBC Holdings                                456,309



----------------
*    Fiscal year ended September 30, 2001.
**   Fiscal year ended July 31, 2001.
+    Fiscal year ended August 31, 2001.
++   Fiscal year ended October 31, 2000.



                                  FUND EXPENSES

         Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence, (2) registration of the Fund under the Investment Company Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund,
(13) expenses for servicing shareholder accounts, (14) any direct charges to shareholders approved by the directors of the Fund, (15) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

GENERAL


         Hartford Investment Financial Services Company ("HIFSCO") has served as the principal underwriter for each Fund since October 15, 2001 pursuant to an Underwriting Agreement initially approved by the board of directors of the Company. HIFSCO is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (NASD). Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.


         HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of the Funds. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. In these circumstances a Fund is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the Fund's net asset value next computed, including any applicable sales charges, after they are received by the authorized broker or the broker's authorized designee and accepted by the Company.

         HIFSCO and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Company's shares and/or for the servicing of those shares. These payments ("Additional Payments") are in addition to sales concessions (commissions) reallowed to dealers. These Additional Payments may take the form of (1) "due diligence" payments for a broker's examination of the Funds and payments for providing extra employee training and information relating to the Funds, (2) "listing" fees for the placement of the Funds on a dealer's list of mutual finds available for purchase by its customers, (3) "finders" or "referral" fees for directing investors to the Funds, (4) "marketing support" fees for providing assistance in promoting the sale of the Funds' shares, and (5) payments for the sale of shares and/or the maintenance of share balances. In addition, HIFSCO and its affiliates make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a broker or financial institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the brokers or financial institutions involved.

         Furthermore, and subject to NASD regulations, HIFSCO and its affiliates also may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of brokers or financial institutions and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different broker-dealers or financial institutions, will not change the price an investor will pay for shares or the amount that a find will receive from such sale.

         As compensation for its services, in addition to receiving the distribution fees described under " Distribution Arrangements - Distribution Plans" below, HIFSCO receives the initial sales charges on sales of Class A and Class E shares of the Funds and any contingent deferred sales charges on redemptions of certain Class A shares of the Funds that were not subject to an initial sales charge and redemptions of Class

B, C and H shares, as set forth in the Prospectus. Prior to October 15, 2001, Fortis Investors, Inc. ("Fortis Investors") served as the principal underwriter for the Funds pursuant to a written underwriting agreement. The terms of the Fortis Investors underwriting agreement were substantially similar to the terms of HIFSCO's Underwriting Agreement. The following tables set forth the amount of underwriting commissions paid to Fortis Investors by each Fund and the amount of such commissions retained by Fortis Investors during each Fund's last three fiscal years:



                                                                                         UNDERWRITING COMMISSIONS RETAINED
                                          TOTAL UNDERWRITING COMMISSIONS                         BY FORTIS INVESTORS
                                  ------------------------------------------------  ---------------------------------------------
                                    2001         2000         1999        1998        2001         2000        1999       1998
                                  ----------  ------------  ----------  ----------  ----------  -----------  ---------  ---------
Money Fund*                      $   60,805  $    101,278  $   78,352      n/a      $  60,805    $  101,278   $  78,352      n/a
National Portfolio*                  60,145        63,421      94,044      n/a         19,840        35,716      10,782      n/a
Minnesota Portfolio*                 26,524        43,037      68,405      n/a        (13,654)       22,589       8,599      n/a
U.S. Government Securities Fund*    265,349       222,947     366,908      n/a         74,003        80,012      88,967      n/a
Strategic Income Fund*               19,091        14,639      18,389      n/a          2,736         9,540       4,448      n/a
High Yield Portfolio*               236,101       506,514     811,672      n/a        141,776       201,333     615,284      n/a
Asset Allocation Portfolio*         568,922       793,551     666,305      n/a        229,129       304,961     124,180      n/a
Value Fund*                         192,311       154,588     167,858      n/a         70,706        68,152      28,945      n/a
Growth & Income Fund*                96,021       144,889     214,521      n/a         33,058        73,254      47,116      n/a
Capital Fund*                       711,498     1,093,541     967,000      n/a        219,303       388,498     170,821      n/a
Growth Fund*                      1,292,727     1,392,574   1,148,222      n/a        373,887       406,887     189,275      n/a
Capital Appreciation Portfolio*     670,031     1,159,464     416,109      n/a        207,456       337,783      58,808      n/a
Global Growth Portfolio               n/a         498,089     379,939   $382,765        n/a         195,413      91,805   $ 78,212
International Equity Portfolio        n/a         310,899      84,915     23,948**      n/a          87,485      16,685      5,491**



* Includes underwriting commissions paid to, and underwriting commissions retained by HIFSCO commencing October 15, 2001.
**Period from March 2, 1998 (date shares first offered to public) to October 31, 1998.


        Fortis Investors received the following compensation from each Fund during its most recent fiscal year:


                                          Net Underwriting    Compensation on
                                           Discounts and      Redemptions and       Brokerage          Other
Fund                                        Commissions         Repurchases         Commissions     Compensation
----                                     -----------------  --------------------   -------------    --------------
Money Fund*                              $       -         $    60,805             $      -         $       -
National Portfolio*                           44,979            15,166                    -                 -
Minnesota Portfolio*                          24,963             1,561                    -                 -
U.S. Government Securities Fund*             231,146            34,203                    -                 -
Strategic Income Fund*                        14,578             4,513                    -                 -
High Yield Portfolio*                        101,396           134,705                    -                 -
Asset Allocation Portfolio*                  440,027           128,895                    -                 -
Value Fund*                                  157,612            34,699                    -                 -
Growth & Income Fund*                         63,454            32,567                    -                 -
Capital Fund*                                586,944           124,554                    -                 -
Growth Fund*                               1,164,963           127,764                    -                 -
Capital Appreciation Portfolio*              586,132            83,899                    -                 -
Global Growth Portfolio**                    417,594            35,539                    -                 -
International Equity Portfolio**             297,334            13,491                    -                 -



* Includes compensation paid to HIFSCO commencing October 15, 2001. **For the fiscal year ended October 31, 2000.


DISTRIBUTION PLANS

         The Company has adopted on behalf of each Fund a plan pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1(b) provides that any payments made by a Fund in connection with financing the distribution of its shares may only be made pursuant to a written plan (a "Distribution Plan") describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Fund's outstanding shares, and that such plan, together with any related agreements, be approved by a vote of the board of directors who are not interested persons of the fund and have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide in substance:

         (i) That it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in a paragraph (b)(3) of Rule 12b-1;

         (ii) That any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the board of directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purpose for which such expenditures were made; and

         (iii) In the case of a plan, that it may be terminated at any time by vote of a majority of the members of the board of directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the Fund.

         Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

         Rule 12b-1(c) provides that a Fund may rely on Rule 12b-1(b) only if the selection and nomination of the Fund's disinterested directors are committed to discretion of such disinterested directors. Rule 12b-1(e) provides that a Fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.

         Pursuant to the provisions of the Distribution Plan, each Fund other than Money Fund pays HIFSCO a fee of .25% of the average daily net assets attributable to that Fund's Class A shares (.35% for High Yield Portfolio and
 .45% for Asset Allocation Portfolio and Capital Appreciation Portfolio) and 1.00% attributable to each Fund's Class B, Class C and Class H shares. Such fees are paid in connection with servicing of the Fund's shareholder accounts and in connection with distribution-related services provided with respect to the Fund. For Money Fund, a portion of the Fund's advisory fee equal, on a monthly basis, to .20% of average daily net assets is used to compensate HIFSCO for its expenses in connection with the sale and distribution of Fund shares. With respect to Class B, Class C and Class H shares, an additional .80% of the average daily net assets of each such class is paid by each such class to HIFSCO on a monthly basis. HIFSCO will be paid under the Distribution Plans regardless of HIFSCO's actual expenses. These fees are paid on an annual basis for all Fund except Money Fund, Global Growth Portfolio and International Equity Portfolio, which pay fees to HIFSCO on a monthly basis.

         A portion of each Fund's total fee is paid as a distribution fee and will be used by HIFSCO to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund ("Distribution Fees"), and the remaining portion of the fee is paid as a shareholder servicing fee and will be used by HIFSCO to provide compensation for ongoing servicing and/or maintenance of shareholder accounts ("Shareholder Servicing Fees"). For the Class A shares, the entire fee is designated as a Distribution Fee. For the Class B, Class C and Class H shares, HIFSCO receives a total fee of 1.00% of the average daily net assets of each such class, of which
 .75% is designated as a Distribution Fee and .25% is designated as a Shareholder Servicing Fee.

         Distribution Fees under the Distribution Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to registered representatives of HIFSCO and to other broker-dealers; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of HIFSCO's overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares. Shareholder Servicing Fees include all expenses of HIFSCO incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of HIFSCO's overhead and payments made to persons, including employees of HIFSCO, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund, or who provide other administrative or accounting services not otherwise required to be provided by HIFSCO.

         Listed below are the total distribution fees paid by each Fund to Fortis Investors, the Funds' previous distributor, during its most recent fiscal year and how those fees were used by Fortis Investors:



                                           Printing and
                                            mailing of                                               Interest,
                                          prospectuses to                                           carrying or
                                            other than     Compensation               Compensation     other
                                             current           to        Compensation   to Sales     financing             Total
Fund                        Advertising    shareholders    Underwriters   to Dealers    Personnel     charges    Other  Compensation
                            ------------   ------------    ------------  ------------ ------------  ----------- ------- ------------
Money Fund*                 $     -        $   17,583      $  295,148    $       -    $      -       $      -  $132,453  $   445,184
National Portfolio*               -             8,902          50,323            -           -              -    27,408       86,633
Minnesota Portfolio*              -             3,874          19,274            -           -              -     7,122       30,270
U.S. Government Securities
 Fund*                            -            12,152         161,882            -           -              -    98,023      272,057
Strategic Income Fund*            -             3,490          41,682            -           -              -    33,766       78,938
High Yield Portfolio*             -            39,366         415,707            -           -              -   291,910      746,983
Asset Allocation Portfolio*       -            86,355       1,137,825            -           -              -   386,418    1,610,598
Value Fund*                       -            16,206         132,895            -           -              -   146,851      295,952
Growth & Income Fund*             -             6,762         142,913            -           -              -    78,509      228,184
Capital Fund*                     -            56,662       1,526,011            -           -              -   597,274    2,179,947
Growth Fund*                      -            70,015       2,552,756            -           -              -   768,964    3,391,735
Capital Appreciation
 Portfolio*                       -            49,403       1,036,735            -           -              -   476,703    1,562,841
Global Growth Portfolio**         -            38,918         706,789            -           -              -   192,672      938,379
International Equity
 Portfolio**                      -            13,314          94,552            -           -              -    42,854      150,720




 * Includes distribution fees paid to HIFSCO commencing April 2, 2001. ** For the fiscal year ended October 31, 2000.

                               PURCHASE OF SHARES

         For information regarding the purchase of Fund shares, see "Shareholder Information - How to Buy Shares" in the Funds' Prospectus.

EXEMPTIONS FROM SALES CHARGE

         For each Fund other than Money Fund, purchases of Class A and Class E shares made by the following are exempt from the sales charge:

         - The Hartford, Wellington Management or their affiliates and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses/domestic partners of any such persons; or (4) any of such persons' children, grandchildren, parents, grandparents, or siblings or spouses/domestic partners of any of these persons. (All such persons may continue to add to their account even after their company relationships have ended);

         - Fund directors, officers, or their spouses/domestic partners (or such persons' children, grandchildren, parents, or grandparents--or spouses/domestic partners of any such persons), if all account owners fit this description;
         - Representatives or employees (or their spouses) of Woodbury Financial Services, Inc. ("Woodbury Financial"), formerly Fortis Investors, Inc. (including agencies) or of other broker-dealers having a sales agreement with Woodbury Financial (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons), if all account owners fit this description;

         -        Selling brokers and their employees and sales representatives;
         - Financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds;

         - Pension, profit-sharing, and other retirement plans of directors, officers, employees, representatives, and other relatives and affiliates (as set forth in the preceding three paragraphs) of the Funds, Fortis, Inc., and broker-dealers (and certain affiliated companies) having a sales agreement with Investors and purchases with the proceeds from such plans upon the retirement or employment termination of such persons;

         - Participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more. (A 1% CDSC applies if redeemed within 18 months. This fee may be waived if the distributor does not compensate the broker for the sale.)

         -        Registered investment companies;
         - Shareholders of unrelated mutual funds with front-end and/or deferred sales loads, to the extent that the purchase price of such Fund shares is funded by the proceeds from the redemption of shares of any such unrelated mutual fund (within 60 days of the purchase of Fund shares), provided that the shareholder's application so specifies and is accompanied either by the redemption check of such unrelated mutual fund (or a copy of the check) or a copy of the confirmation statement showing the redemption. Similarly, anyone who is or has been the owner of a fixed annuity contract not deemed a security under the securities laws who wishes to surrender such contract and invest the proceeds in a Fund, to the extent that the purchase price of such Fund shares is funded by the proceeds from the surrender of the contract (within 60 days of the purchase of Fund shares), provided that such owner's application so specifies and is accompanied either by the insurance company's check (or a copy of the check) or a copy of the insurance company surrender form. From time to time, Woodbury Financial may pay commissions to broker-dealers and registered representatives on transfers from mutual funds or annuities as described above;
         - Purchases by employees (including their spouses and dependent children) of banks and other financial institutions that provide referral and administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to a sales or servicing agreement with Woodbury Financial; provided, however, that only those employees of such banks and other firms who as a part of their usual duties provide such services related to such transactions in Fund shares shall qualify;
         - Commercial banks offering self directed 401(k) programs containing both pooled and individual investment options may purchase Fund shares for such programs at a reduced sales charge of 2.5% on sales of less than $500,000. For sales of $500,000 or more, normal sales charges apply;
         - Registered investment advisers, trust companies, and bank trust departments exercising discretionary investment authority or using a money management/mutual fund "wrap" program with respect to the money to be invested in the Fund, provided that the investment adviser, trust company or trust department provides HIFSCO with evidence of such authority or the existence of such a wrap program with respect to the money invested;
         - Accounts which were in existence and entitled to purchase shares of the applicable Carnegie Series without a sales charge at the time of the effectiveness of the acquisition of its assets by Asset Allocation Portfolio, Value Fund, Growth & Income Fund, Capital Fund, Growth Fund and Capital Appreciation Fund;
         - With respect to U.S. Government Securities Fund only, (1) officers, directors, and employees of Empire of America Advisory Services, Inc., the investment advisor of Pathfinder Fund; and (2) accounts which were in existence and entitled to purchase shares of Pathfinder Fund without a sales charge at the time of the effectiveness of the acquisition of its assets by the applicable Fund U.S. Government Securities Fund.
         - One or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity. (A 1% CDSC applies if redeemed within 18 months. This fee may be waived if the distributor does not compensate the broker for the sale.)

         In addition, purchases of Class Z shares made by the following are exempt from the sales charge:

         - The Hartford, Wellington Management or their affiliates and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses/domestic partners of any such persons; or (4) any of such persons' children, grandchildren, parents, grandparents, or siblings or spouses/domestic partners of any of these persons. (All such persons may continue to add to their account even after their company relationships have ended);
         - Fund directors, officers, or their spouses/domestic partners (or such persons' children, grandchildren, parents, or grandparents--or spouses/domestic partners of any such persons), if all account owners fit this description;
         - Representatives of HIFSCO (including agencies) or their spouses; or such persons' children, grandchildren, parents or grandparents, or spouses of any such persons), if all account owners fit this description;
         - Pension, profit-sharing and other retirement plans created for the benefit of any of the above persons;
         - Accounts which were exchanged from Special Portfolios, Inc., Stock Portfolio.


SPECIAL PURCHASE PLANS

         Statement of Intention. Your sales charge may be reduced or eliminated by signing a non-binding Statement of Intention to purchase at least $100,000 of shares which are sold with a sales charge over a 13-month period. The 13-month period is measured from the date the letter of intent is approved by HIFSCO, or, at purchaser's option it may be made retroactive in 90 days, in which case HIFSCO will make appropriate adjustments on purchases during the 90 day period.

         In computing the total amount purchased for purposes of determining the applicable sales commission, the public offering price (at the time they were purchased) of shares currently held in the Funds having a sales charge and purchased within the past 90 days may be used as a credit toward Fund shares to be purchased under the Statement of Intention. Any such Fund shares purchased during the remainder of the 13-month period also may be included as purchases made under the Statement of Intention.

         The Statement of Intention includes a provision for payment of additional applicable sales charges at the end of the period in the event the investor fails to purchase the amount indicated. This is accomplished by holding in escrow the number of shares represented by the sales charge discount. If the investor's purchases equal those specified in the Statement of Intention, the escrow is released. If the purchases do not equal those specified in the Statement of Intention, the investor may remit to HIFSCO an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of sales charges that would have been paid on the aggregate purchases if the total of such purchases had been made at a single time. If the investor does not remit this sum to HIFSCO on a timely basis, HIFSCO will redeem the escrowed shares.

         Retirement Plans. For each Fund other than National Portfolio and Minnesota Portfolio, individual taxpayers can defer taxes on current income by investing in tax qualified retirement plans established by their employer, such as a pension plan, profit-sharing plan and Section 403(b) plans, or Individual Retirement Accounts (IRAs), including a traditional IRA, Roth IRA and Education IRA. If you are interested in a retirement plan account, you should contact Woodbury Financial. Investing in a retirement plan involves long-term commitment of assets and is subject to legal and tax requirements and restrictions. You should consult with your attorney or tax adviser prior to establishing such a plan.

         The Systematic Investment Plan. The Systematic Investment Plan (the "Plan") enables you to make regular purchases in amounts less than normally required and employs the principle of dollar cost averaging.

         By acquiring shares of a Fund other than Money Fund on a regular or systematic basis, you take advantage of the principle of dollar cost averaging. Under dollar cost averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. The principle of dollar cost averaging will not protect against a loss in a declining market and a loss will result if the plan is discontinued when the market value is less than cost.

         You have no obligation to invest regularly or to continue the Plan, which you may terminate at any time without penalty. Under the Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless you instruct Woodbury Financial in writing to pay distributions in cash. Woodbury Financial reserves the right to increase or decrease the amount required to open and continue a Plan, and to terminate the Plan after one year if the value of the amount invested is less than the amount indicated.

         Exchange Privilege. You may exchange your shares of a Fund for the same class of shares in another Fund (except for Class E and Class Z shares, which may be exchanged for Class A shares of another Fund). Class A shares of Money Fund may be exchanged for any class of shares of other Fund. There is no exchange fee or additional sales charge. The amount exchanged must meet the minimum purchase amount of the Fund being purchased. You should consider the investment objectives and policies of the other Fund prior to making such exchange.

         For Federal tax purposes, except where the transferring shareholder is a tax qualified plan, an exchange between Funds is a taxable event that will result in capital gain or loss. If you exchange your shares within 90 days of purchase, the sales charge on that purchase cannot be taken into account for determining your gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of the sales charge that may not be taken into account in determining your gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Gifts or Transfer to Minor Children. You may purchase Fund shares in an account established for a minor. This gift or transfer is registered in the name of the custodian for a minor under the Uniform Transfers to Minors Act (in some states the Uniform Gifts to Minors Act). Control of the Fund shares passes to the child upon reaching a specified age (either 18 or 21 years in most states).

                              REDEMPTION OF SHARES

         For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "Shareholder Information - How to Sell Shares" in the Funds' Prospectus.

GENERAL

         If you request a redemption, the Fund is required to redeem your shares, with certain exceptions. The Fund will pay all redemption requests in cash, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If your redemption request exceeds such amount, the Fund reserves the right to make part or all of the payment in the form of readily marketable securities or other assets of the Fund. An example of when this might be done is in case of an emergency, such as in those situations listed in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the remaining shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If you received securities which you later sold, you probably would incur brokerage charges.

         Redemption of shares or payment may be suspended at times (a) when the Exchange is closed for other than customary weekend or holiday closings, (b) when trading on the Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to determine the value of its net assets, or during any other period when the Commission, by order, so permits; provided that the applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         There is no charge for redeeming shares. In the event a charge is established, it would apply only to persons who became shareholders after the charge was implemented, and it would not, in any event, exceed 1% of the net asset value of the shares redeemed. Should further public sales ever be discontinued, the Funds may deduct a proportionate share of the cost of liquidating the assets from the asset value of the shares being redeemed, in order to protect the equity of the other shareholders.

SYSTEMATIC WITHDRAWAL PLAN

         You may open a Systematic Withdrawal Plan ("SWP") providing for withdrawals of $50 or more monthly, quarterly, semiannually or annually if the value of your shares is at least $4,000 ($10,000 if you elect monthly withdrawals).


         The redemption of Fund shares pursuant to the SWP is a taxable event to you. The withdrawals do not represent a yield or a return on your investment and they may deplete or eliminate your investment. You have no assurance of receiving payment for any specific period because payments will terminate when all shares have been redeemed. The number of such payments will depend on the amount and frequency of each payment and the increase (or decrease) in value of the remaining shares.


         Distributions of income and realized capital gains will continue to be reinvested at net asset value. If you purchase additional shares of a Fund (other than by reinvestment of distributions), when you have elected a Systematic Withdrawal Plan, you will pay a sales charge on your purchases at the same time that withdrawals are made at net asset value. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to you because of sales charges and tax liabilities. Additions to your account in which an election has been made to receive systematic withdrawals will be accepted only if each additional purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. You may not have a "Systematic Withdrawal Plan" and a "Systematic Investment Plan" in effect at the same time.

         The Systematic Withdrawal Plan is voluntary, flexible and under your control and direction at all times, and does not limit or alter your right to redeem shares. You or the Fund may terminate the plan at any time by written notification. HIFSCO bears the cost of operating the plan.

REINVESTMENT PRIVILEGE

         If you redeem shares of a Fund, you have a one-time privilege to reinvest in that Fund or in any other fund without a sales charge. The reinvestment privilege must be exercised within 60 days of the redemption and for an amount which does not exceed the redemption proceeds.

         The purchase price for Fund shares will be based upon the net asset value at the time of reinvestment, and may be more or less than the redemption value. Should you utilize the reinvestment privilege within 30 days following a redemption which resulted in a loss, all or a portion of that loss may not be currently deductible for Federal income tax purposes. Exercising the reinvestment privilege would not defer any capital gains taxes payable on a realized gain. Furthermore, if you redeem within 90 days of purchasing your shares, the sales charge incurred on that purchase cannot be taken into account for determining your gain or loss on the sale of those shares.

                        DETERMINATION OF NET ASSET VALUE


         The net asset value of the shares of all classes of each Fund is determined in the manner described in the Funds' Prospectus. The Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each Fund other than the Money Fund will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service. The pricing service may employ a matrix system to determine valuations using methods which include considerations of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Short-term securities held in the Money Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.



         Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. An outside pricing service may be utilized to provide such valuations. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' board of directors.


         Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

         The amortized cost method of valuation permits Money Fund to maintain a stable $1.00 net asset value per share. The Company's board of directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

         A Fund's maximum offering price per Class A and Class E share is determined by adding the maximum sales charge to the net asset value per share. Class B, Class C, Class H, Class Z shares of each Fund and the Class A shares of Money Fund, are offered at net asset value without the imposition of an initial sales charge.

         As of the Funds' most recent fiscal years, the net asset values per share were calculated as follows:



                                                             SHARES              NET ASSET
FUND                                 NET ASSETS           OUTSTANDING         VALUE PER SHARE
----                                 ----------           -----------         ---------------
MONEY FUND
         Class A                     $ 203,702,679           203,702,679         $  1.00
         Class B                         3,283,154             3,283,154         $  1.00
         Class C                         2,174,869             2,174,869         $  1.00
         Class H                         2,846,149             2,846,149         $  1.00
NATIONAL PORTFOLIO
         Class A                     $   7,892,121               714,338         $ 11.05
         Class B                     $   1,700,927               154,127         $ 11.04
         Class C                     $     469,329                42,593         $ 11.02
         Class E                     $  42,331,235             3,825,589         $ 11.07
         Class H                     $   4,852,504               439,865         $ 11.03
MINNESOTA PORTFOLIO
         Class A                     $   3,570,142               346,169         $ 10.31
         Class B                     $     789,175                76,528         $ 10.31
         Class C                     $     199,895                19,341         $ 10.34
         Class E                     $  32,258,612             3,116,571         $ 10.35
         Class H                     $   1,086,015               105,023         $ 10.34
U.S. GOVERNMENT SECURITIES FUND
         Class A                     $  47,798,385             5,100,506         $  9.37
         Class B                     $   5,284,369               565,614         $  9.34
         Class C                     $   1,603,039               171,612         $  9.34
         Class E                     $ 182,170,128            19,449,047         $  9.37
         Class H                     $  10,077,730             1,079,002         $  9.34
STRATEGIC INCOME FUND
         Class A                     $  24,588,075             2,882,785         $  8.53
         Class B                     $     767,160                89,975         $  8.53
         Class C                     $     196,834                23,070         $  8.53
         Class H                     $   1,000,814               117,411         $  8.52
HIGH YIELD PORTFOLIO
         Class A                     $      68,416            13,008,206         $  5.26
         Class B                     $  11,485,148             2,180,968         $  5.27
         Class C                     $   3,133,701               596,121         $  5.26
         Class H                     $  27,274,343             5,183,494         $  5.26
ASSET ALLOCATION PORTFOLIO
         Class A                     $ 158,107,920            10,909,201         $ 14.49
         Class B                     $  23,934,068             1,666,196         $ 14.36
         Class C                     $  11,136,946               779,626         $ 14.28
         Class H                     $  37,879,097             2,639,815         $ 14.35
         Class Z                     $   2,414,400               166,606         $ 14.49
VALUE FUND
         Class A                     $  30,480,330             2,291,556         $ 13.30
         Class B                     $   9,668,106               752,298         $ 12.85
         Class C                     $   2,934,589               228,217         $ 12.86
         Class H                     $   8,967,455               697,186         $ 12.86
GROWTH & INCOME FUND
         Class A                     $  21,511,702             1,570,818         $ 13.69
         Class B                     $   7,309,116               541,143         $ 13.51
         Class C                     $   2,105,342               155,854         $ 13.51
         Class H                     $   5,491,912               406,530         $ 13.51

CAPITAL FUND
         Class A                     $ 416,543,891         27,596,060         $ 15.09
         Class B                     $  29,776,846          2,156,526         $ 13.81
         Class C                     $   7,556,768            547,243         $ 13.81
         Class H                     $  40,645,405          2,939,631         $ 13.83
GROWTH FUND
         Class A                     $ 681,941,429         31,546,439         $ 21.62
         Class B                     $  30,268,001          1,550,075         $ 19.53
         Class C                     $   6,866,423            351,546         $ 19.53
         Class H                     $  61,764,158          3,158,603         $ 19.55
         Class Z                     $ 110,220,725          4,955,943         $ 22.24
CAPITAL APPRECIATION PORTFOLIO
         Class A                     $ 138,175,455          6,506,459         $ 21.24
         Class B                     $  20,521,799          1,038,812         $ 19.76
         Class C                     $   7,278,294            368,147         $ 19.77
         Class H                     $  26,050,638          1,317,408         $ 19.77
GLOBAL GROWTH PORTFOLIO*
         Class A                     $ 148,027,062          4,553,938         $ 32.51
         Class B                     $  18,716,863            603,624         $ 31.01
         Class C                     $   6,604,120            212,216         $ 31.12
         Class H                     $  25,336,190            817,027         $ 31.01
INTERNATIONAL EQUITY PORTFOLIO*
         Class A                     $  21,827,260          1,113,701         $ 19.60
         Class B                     $   3,873,171            199,889         $ 19.38
         Class C                     $   1,982,610            102,312         $ 19.38
         Class H                     $   4,538,178            234,452         $ 19.36



*For the fiscal year ended October 31, 2000.

                        CAPITALIZATION AND VOTING RIGHTS


         The Company was incorporated in Maryland on October 2, 2001. The Funds became investment portfolios of the Company pursuant to a reorganization effected November 30, 2001. Prior to the reorganization, the Funds were organized as Minnesota corporations or portfolios of Minnesota corporations. The authorized capital stock of the Company consists of 140 billion shares of common stock, par value $0.0001 per share (Common Stock). The shares of Common Stock are divided into the following fourteen series, with 10 billion shares of common stock in each series: Fortis Asset Allocation Portfolio, Fortis Capital Appreciation, Fortis Capital Fund, Fortis Global Growth Portfolio, Fortis Growth & Income Fund, Fortis Growth Fund, Fortis High Yield Portfolio, Fortis International Equity Portfolio, Fortis Money Fund, Fortis Strategic Income Fund, Fortis Tax Free Minnesota Portfolio, Fortis Tax Free National Portfolio, Fortis U.S. Government Securities Fund and Fortis Value Fund.


         The board of directors may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Funds. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors have authorized the issuance of four classes of shares by each Fund, designated in each instance as Class A, Class B, Class C and Class H shares. The directors also have authorized the issuance of Class Z shares by Fortis Asset Allocation Portfolio and Fortis Growth Fund, and Class E shares by Fortis Tax Free Minnesota Portfolio, Fortis Tax Free National Portfolio and Fortis U.S. Government Securities Fund.

         Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or conversion rights and are freely transferable.

         As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Company's independent accountants.

         Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of director or directors.

         Matters in which the interests of all the Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                             INVESTMENT PERFORMANCE

MONEY FUND

         Money Fund may from time to time include its current yield in advertisements or in sales or other materials furnished to current or prospective shareholders. Money Fund's current yield (calculated over a seven day period) is a percentage computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent. Effective yield (calculated over a seven-day period) is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

         The Fund also may quote annualized yield figures, calculated similarly to the above methods.

         For the seven-day period ended September 30, 2001, the Fund's annualized and effective yields for each class of shares were as follows:


                                  Annualized Yield            Effective Yield
                                  ----------------            ---------------
         Class A Shares               4.51%                      2.61%
         Class B Shares               3.68%                      1.83%
         Class C Shares               3.67%                      1.88%
         Class H Shares               3.67%                      1.86%


OTHER FUNDS

         Advertisements and other sales literature for the Funds may refer to "average annual total return," "cumulative total return," "yield" and "tax equivalent yield." All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance.

         The "yield" refers to the income generated by an investment over a 30-day (or one month) period (which period will be stated in the advertisement). It is calculated by dividing the net investment income per share (as defined under Securities and Exchange Commission rules) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula. The result is then annualized using a formula that provides for semiannual compounding of income.

                          Yield = 2 [(a-b + 1)(6) - 1]
                                      -------
                                        cd

         Where:       a  =  dividends and interest earned during the period;
                      b  =  expenses accrued for the period (net of
                            reimbursements);
                      c  =  the average daily number of shares outstanding
                            during the period that were entitled to receive dividends; and
                      d  =  the maximum offering price per share on the last day of the period.

         The following table sets forth the 30-day yields for each class of shares of certain Funds during the 30-day period ended on the last day of each such Fund's most recently completed fiscal year:


FUND                            YIELD                 FUND                                  YIELD
----                            -----                 ----                                  -----
NATIONAL PORTFOLIO                                    STRATEGIC INCOME FUND
As of September 30, 2001                              As of July 31, 2001
Class A shares                  3.19%                 Class A shares                        6.41%
Class B shares                  2.58%                 Class B shares                        5.97%
Class C shares                  2.58%                 Class C shares                        5.97%
Class E shares                  3.42%                 Class H shares                        5.97%
Class H shares                  2.58%

MINNESOTA PORTFOLIO                                   HIGH YIELD PORTFOLIO
As of September 30, 2001                              As of July 31, 2001
Class A shares                  3.54%                 Class A shares                       10.08%
Class B shares                  2.96%                 Class B shares                        9.91%
Class C shares                  2.96%                 Class C shares                        9.91%
Class E shares                  3.78%                 Class H shares                        9.91%
Class H shares                  2.96%

U.S. GOVERNMENT SECURITIES FUND
As of July 31, 2001
Class A shares                  4.60%
Class B shares                  4.07%
Class C shares                  4.07%
Class E shares                  4.84%
Class H shares                  4.07%


         None of the other Funds currently provide yield information.


         With respect to National Portfolio and Minnesota Portfolio, the Funds' "tax equivalent yield" is computed by dividing the portion of the Funds' yield which is tax-exempt by one minus a stated income tax rate. The result is then added to the portion of the Fund's yield, if any, which is not tax exempt. National Portfolio's and Minnesota Portfolio's tax-exempt yields for the 30-day period ended September 30, 2001 were as follows (assuming a Federal tax rate of 38.6%, a Minnesota rate of 7.85%, and a combined Federal/State rate of 43.42% after taking into account the deductibility of state income taxes in computing federal taxable income):

                                         CLASS A        CLASS B        CLASS C        CLASS E         CLASS H
                                       -------------  -------------  -------------  -------------  --------------
NATIONAL PORTFOLIO                         5.20%          4.20           4.20           5.57            4.20
MINNESOTA PORTFOLIO                        6.26%          5.23           5.23           6.68            5.23


         Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                                P(1+T)(n) = ERV

         Where:   P    =   hypothetical initial payment of $1,000
                  T    =   average annual total return;
                  N    =   number of years; and
                  ERV  =   ending redeemable value at the end of the period of a
                           hypothetical $1,000 payment made at the beginning of such period.

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. Average annual total return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge, and which thus will be higher.

         The following table set forth the average annual total returns for each class of shares of each Fund for one year, five years and ten years (or since inception, if shorter) as of the end of each Fund's most recently completed fiscal year:


FUND                                       1 YEAR     5 YEARS         10 YEARS         SINCE INCEPTION
----                                       ------     -------         --------         ---------------
NATIONAL PORTFOLIO
As of September 30, 2001
Class A shares*                              4.97%       4.50%            --                6.17%
Class B shares*                              5.54%       4.38%            --                6.07%
Class C shares*                              8.06%       4.65%            --                6.04%
Class E shares                               5.22%       4.75%           5.84%               --
Class H shares*                              5.43%       4.34%            --                6.05%
MINNESOTA PORTFOLIO
As of September 30, 2001
Class A shares*                              4.32%       4.30%            --                5.69%
Class B shares*                              4.85%       4.19%            --                5.59%
Class C shares*                              7.55%       4.51%            --                5.62%
Class E shares                               4.65%       4.57%           5.57%               --
Class H shares*                              4.83%       4.20%            --                5.62%
U.S. GOVERNMENT SECURITIES FUND
As of July 31, 2001
Class A shares*                              6.98%       5.92%            --                6.63%
Class B shares*                              7.64%       5.83%            --                6.56%
Class C shares*                             10.24%       6.14%            --                6.57%
Class E shares                               7.25%       6.20%           6.15%               --
Class H shares*                              7.64%       5.83%            --                6.56%
STRATEGIC INCOME FUND
As of July 31, 2001
Class A shares**                            -0.13%        --              --                1.64%
Class B shares**                             0.37%        --              --                1.61%
Class C shares**                             2.76%        --              --                2.19%
Class H shares**                             0.26%        --              --                1.59%
HIGH YIELD PORTFOLIO
As of July 31, 2001
Class A shares                              -8.22%       1.38%           6.42%               --
Class B shares*                             -7.45%       1.49%            --                3.29%
Class C shares*                             -5.27%       1.67%            --                3.27%
Class H shares*                             -7.62%       1.48%            --                3.26%
ASSET ALLOCATION PORTFOLIO
As of August 31, 2001
Class A shares                             -18.78%       9.20%           9.61%               --
Class B shares*                            -17.89%       9.48%            --               10.45%
Class C shares*                            -15.96%       9.66%            --               10.41%
Class H shares*                            -17.85%       9.49%            --               10.45%
Class Z shares***                          -14.38%        --              --                0.52%

FUND                                       1 YEAR     5 YEARS         10 YEARS         SINCE INCEPTION
----                                       ------     -------         --------         ---------------
VALUE FUND
As of August 31, 2001
Class A shares+                             -2.57%      11.91%            --               11.87%
Class B shares+                             -1.75%      11.93%            --               11.90%
Class C shares+                              0.61%      12.18%            --               12.01%
Class H shares+                             -1.75%      11.95%            --               11.91%
GROWTH & INCOME FUND
As of August 31, 2001
Class A shares+                            -17.61%       8.31%            --                8.07%
Class B shares+                            -16.89%       8.32%            --                8.09%
Class C shares+                            -14.90%       8.56%            --                8.20%
Class D shares+                            -16.89%       8.30%            --                8.09%
CAPITAL FUND
As of August 31, 2001
Class A shares                             -28.64%      12.28%          11.46%               --
Class B shares*                            -27.56%      12.50%            --               12.58%
Class C shares*                            -26.17%      12.55%            --               12.58%
Class H shares*                            -27.57%      12.52%            --               12.59%
GROWTH FUND
As of August 31, 2001
Class A shares                             -41.36%      11.16%          10.73%               --
Class B shares*                            -40.13%      11.38%            --               12.86%
Class C shares*                            -39.33%      11.41%            --               12.86%
Class H shares*                            -40.15%      11.39%            --               12.87%
Class Z shares++                           -38.26%      12.56%            --               11.72%
CAPITAL APPRECIATION PORTFOLIO
As of August 31, 2001
Class A shares                             -52.94%       7.80%          11.50%               --
Class B shares*                            -51.50%       8.30%            --               13.07%
Class C shares*                            -51.14%       8.27%            --               13.06%
Class H shares*                            -51.55%       8.28%            --               13.06%
GLOBAL GROWTH PORTFOLIO
As of April 30, 2001
Class A shares                             -34.85%       4.17%            --                9.99%
Class B shares*                            -34.17%       4.13%            --                9.06%
Class C shares*                            -32.72%       4.48%            --                9.11%
Class H shares*                            -34.17%       4.13%            --                9.06%
INTERNATIONAL EQUITY PORTFOLIO+++
As of April 30, 2001
Class A shares                             -35.00%        --              --               13.36%
Class B shares                             -34.56%        --              --               13.71%
Class C shares                             -32.93%        --              --               14.35%
Class E shares                             -34.59%        --              --               13.66%



         -----------------------
         *   Inception date November 14, 1994.
         **  Inception date December 1, 1997.
         *** Inception date July 27, 1999.
         +   Inception date January 2, 1996.
         ++  Inception date March 1, 1996.
         +++ Inception date March 2, 1998 for all classes of shares.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               CTR = ( ERV+P ) 100
                                       -----
                                         P

          Where:  CTR  =   Cumulative total return
                  ERV  =   ending redeemable value at the end of the period of a
                           hypothetical $1,000 payment made at the beginning
                           of such period; and
                  P    =   initial payment of $1,000

         This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. The following table sets forth the cumulative total returns of each Class of shares of each Fund for the period from inception through each Fund's most recently completed fiscal year:


FUND                                                  CUMULATIVE TOTAL RETURN
----                                                  -----------------------
NATIONAL PORTFOLIO
As of September 30, 2001
Class A shares*                                                58.02%
Class B shares*                                                49.92%
Class C shares*                                                49.69%
Class E shares**                                              174.68%
Class H shares*                                                49.76%
MINNESOTA PORTFOLIO
As of September 30, 2001
Class A shares*                                                53.24%
Class B shares*                                                45.33%
Class C shares*                                                45.63%
Class E shares**                                              158.05%
Class H shares*                                                45.65%
U.S. GOVERNMENT SECURITIES FUND
As of July 31, 2001
Class A shares*                                                61.05%
Class B shares*                                                53.17%
Class C shares*                                                53.21%
Class E shares+                                               812.97%
Class H shares*                                                53.17%
STRATEGIC INCOME FUND
As of July 31, 2001
Class A shares***                                              11.15%
Class B shares***                                               8.22%
Class C shares***                                               8.25%
Class H shares***                                               8.15%
HIGH YIELD PORTFOLIO
As of July 31, 2001
Class A shares++                                              136.13%
Class B shares*                                                24.23%
Class C shares*                                                24.09%
Class H shares*                                                24.04%

FUND                                                  CUMULATIVE TOTAL RETURN
----                                                  -----------------------
ASSET ALLOCATION PORTFOLIO
As of August 31, 2001
Class A shares++                                       288.30%
Class B shares*                                         96.50%
Class C shares*                                         95.94%
Class H shares*                                         96.45%
Class Z shares+                                          1.10%
VALUE FUND++
As of August 31, 2001
Class A shares                                          98.13%
Class B shares                                          89.95%
Class C shares                                          90.07%
Class H shares                                          90.07%
GROWTH & INCOME FUND++
As of August 31, 2001
Class A shares                                          62.90%
Class B shares                                          56.27%
Class C shares                                          56.27%
Class H shares                                          56.27%
CAPITAL FUND
As of August 31, 2001
Class A shares+++                                   32,548.33%
Class B shares*                                        123.65%
Class C shares*                                        123.67%
Class H shares*                                        123.84%
GROWTH FUND
As of August 31, 2001
Class A shares+++                                   13,386.32%
Class B shares*                                        127.54%
Class C shares*                                        127.53%
Class H shares*                                        127.60%
Class Z shares++                                        83.96%
CAPITAL APPRECIATION PORTFOLIO
As of August 31, 2001
Class A shares++                                       510.24%
Class B shares*                                        130.34%
Class C shares*                                        130.26%
Class H shares*                                        130.26%
GLOBAL GROWTH PORTFOLIO
As of April 30, 2001
Class A shares++++                                     167.17%
Class B shares*                                         75.09%
Class C shares*                                         75.63%
Class H shares*                                         75.08%
INTERNATIONAL EQUITY PORTFOLIO++++++
As of April 30, 2001
Class A shares                                          56.13%
Class B shares                                          52.85%
Class C shares                                          52.85%
Class H shares                                          52.66%


--------------
*   Inception date November 14, 1994.
**  Inception date June 2, 1986.
*** Inception date December 1, 1997.

         +      Inception date: February 28, 1973.
         ++     Inception date: January 4, 1988.
         +++    Inception date: March 31, 1963.
         +      Inception date: July 27, 1999.
         ++     Inception date: January 2, 1996 for all classes of shares.
         +++    Inception date: June 8, 1949.
         ++     Inception date March 1, 1996.
         ++++   Inception date: July 8, 1991.
         ++++++ Inception date: March 2, 1998 for classes of shares.

         The Funds may advertise relative performance as compiled by outside organizations or refer to publications that have mentioned their performance or track the performance of investment companies. Following is a list of ratings services that may be referred to, along with the category in which the Funds are included. Because some of these organizations do not take into account sales charges, their ratings may sometimes be different than had they done so.

FUND                                             RATINGS SERVICE                        CATEGORY
----                                             ---------------                        --------
National Portfolio, Minnesota Portfolio          Lipper Analytical Services, Inc.       general municipal bond
                                                 CDA/Wiesenberger                       U.S. Government securities
                                                 Morningstar Publications, Inc.         municipal bond- general
                                                 Johnson's Charts                       municipal bond
                                                 CDA Technologies, Inc.                 municipal bond

U.S. Government Securities Fund                  Lipper Analytical Services, Inc.       fixed income
                                                 CDA/Wiesenberger                       bond and preferred
                                                 Morningstar Publications, Inc.         general government
                                                 Johnson's Charts                       government securities

Strategic Income Fund                            Lipper Analytical Services, Inc.       fixed income-multisector income
                                                 CDA/Wiesenberger                       multisector bond
                                                 Morningstar Publications, Inc.         multisector bond
                                                 Johnson's Charts                       global bond

High Yield Portfolio                             Lipper Analytical Services, Inc.       fixed income
                                                 CDA/Wiesenberger                       fixed income primarily high yield
                                                 Morningstar Publications, Inc.         corporate bond - high quality
                                                 Johnson's Charts                       high yield corporate bond

Asset Allocation Portfolio                       Lipper Analytical Services, Inc.       flexible portfolio
                                                 CDA/Wiesenberger                       asset allocation - domestic
                                                 Morningstar Publications, Inc.         asset allocation
                                                 Johnson's Charts                       total return

Value Fund                                       Lipper Analytical Services, Inc.       growth & income
                                                 CDA/Wiesenberger                       growth - domestic
                                                 Morningstar Publications, Inc.         large value
                                                 Johnson's Charts                       long term growth

Growth & Income Fund                             Lipper Analytical Services, Inc.       growth and income
                                                 CDA/Wiesenberger                       growth and income
                                                 Morningstar Publications, Inc.         large blend
                                                 Johnson's Charts                       growth and income

Capital Fund                                     Lipper Analytical Services,            growth and income - multisector
                                                                                        income
                                                 CDA/Wiesenberger                       growth - domestic
                                                 Morningstar Publications, Inc.         growth
                                                 Johnson's Charts                       growth and income

Growth Fund                                      Lipper Analytical Services, Inc.       capital appreciation
                                                 CDA/Wiesenberger                       growth - domestic
                                                 Morningstar Publications, Inc.         small company growth
                                                 Johnson's Charts                       long term growth






                                      -59
-

Capital Appreciation Portfolio                   Lipper Analytical Services, Inc.       small company growth
                                                 CDA/Wiesenberger                       aggressive growth
                                                 Morningstar Publications, Inc.         small company growth
                                                 Johnson's Charts                       long term growth

Global Growth Portfolio                          Lipper Analytical Services, Inc.       global fund
                                                 CDA/Wiesenberger                       equity funds
                                                 Morningstar Publications, Inc.         world stock
                                                 Johnson's Charts                       global equity

International Equity Portfolio                   Lipper Analytical Services, Inc.       international funds
                                                 CDA/Wiesenberger                       non-U.S. equity
                                                 Morningstar Publications, Inc.         foreign stock
                                                 Johnson's Charts                       international equity

                                      TAXES

         Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund is treated as a separate entity for Federal tax purposes. Therefore, each Fund is treated separately in determining whether it qualifies as a regulated investment company and for purposes of determining the net ordinary income (or loss), net realized capital gains (or losses), and distributions necessary to relieve each Fund of any Federal income tax liability.

         Each Fund qualified in its last fiscal year and intends to continue to qualify, as a regulated investment company under the Code. If so qualified, each Fund is not taxed on the income it distributes to its shareholders.

         Under the Code, each Fund is subject to a non-deductible excise tax for each calendar year equal to 4% of the excess, if any, of the amount required to be distributed over the amount distributed. However, the excise tax does not apply to income on which the Fund pays income tax. In order to avoid the imposition of the excise tax, each Fund generally must declare dividends by the end of a calendar year representing at last 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the 12-month period ending October 31 of the calendar year.


         Under the Code, each Fund is required to withhold and remit to the U.S. Treasury 30.5% (30% after December 31, 2001) of dividend and capital gain income on the accounts of certain shareholders who fail to provide a correct tax identification number, fail to certify that they are not subject to backup withholding, or are subject to backup withholding for some other reason.

         Gain or loss realized upon the sale of shares in a Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For individuals, estates, and trusts, long-term capital gains, which are realized on the sale or exchange of capital assets held for more than one year, are subject to a maximum federal income tax rate of 20%, while ordinary income is subject to a maximum rate of 38.6% for taxable years beginning in 2002. Short-term capital gains, which are realized on the sale or exchange of capital assets held one year or less, are taxed at the same rates as ordinary income. Pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution, unless such sale or other disposition is pursuant to a Systematic Withdrawal Plan.

         Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.

         As of their fiscal year ends, the following Funds had capital loss carryforwards as indicated below:


FUND                                       AMOUNT               EXPIRATION
----                                    ------------            ----------
Minnesota Portfolio                     $    511,361             2008-2010
U.S. Government Securities Fund           68,711,248             2002-2010
Strategic Income Fund                      3,337,521             2002-2010
High Yield Portfolio                      56,987,141             2002-2010
Asset Allocation Portfolio                 2,709,950             2002-2010
Capital Fund                               7,099,601             2002-2010
Capital Appreciation Portfolio            68,190,755             2002-2010
International Equity Portfolio*                   --             2009



*For the fiscal year ended October 31, 2000.


         It is unlikely the Funds' board of directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

NATIONAL PORTFOLIO AND MINNESOTA PORTFOLIO


         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends is not deductible by the investor in proportion to the percentage of each Fund's distributions from investment income and short-term capital gains that is exempt from federal income tax. Minnesota law also restricts the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of a Fund. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.


         If either National Portfolio or Minnesota Portfolio disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

         The 1995 Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. The Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Funds cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable under this Minnesota statutory provision.


GLOBAL GROWTH PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO

         If more than 50% of a Fund's total assets at the close of its fiscal year consist of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portions in computing their taxable income or use them as foreign tax credits against their United States income taxes. If the Fund makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited. Alternatively, if the amount of foreign taxes paid by a Fund is not large enough to warrant its making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders would not be required to include any amount of foreign taxes paid by the Fund in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.


         The foregoing is a general discussion of the federal income tax consequences of an investment in the Funds as of the date of this Statement of Additional Information. Distributions from net investment income and from net realized capital gains may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

                              PRINCIPAL UNDERWRITER

         HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

                                    CUSTODIAN

         Portfolio securities of each Fund are held pursuant to a Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

         Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125 is the transfer agent for each Fund.

                              FINANCIAL STATEMENTS

         The audited financial statements and the financial highlights have been audited by KPMG LLP, 4200 Wells Fargo Center, Minneapolis, MN 55402, independent auditors of the Funds, as given on the authority of such firm as experts in accounting and auditing.

                             OTHER SERVICE PROVIDERS

         Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, MN 55402, is the independent general counsel for the Funds.

                             ADDITIONAL INFORMATION

         The Funds have filed with the Securities and Exchange Commission, Washington, D.C. 20549, A Registration Statement under the Securities Act of 1933, as amended, with respect to the common stock offered hereby. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with Rules and Regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C., and copies thereof may be obtained from the Commission at the prescribed rates, or you may make an electronic request to the Commission at the following email address: publicinfo@sec.gov. Information about the Funds is also available on the Internet. Text-only versions of the Funds' documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                      APPENDIX A

                  The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

(1)      RATING OF BONDS

                  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

                  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

                  STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

                  AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

                  AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

                  A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

                  BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

(2)      RATING OF COMMERCIAL PAPER

                  Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

                  MOODY'S

                  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well-established industries.

                  -        High rates of return on funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

         STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         -        Liquidity ratios are adequate to meet cash requirements.

         Liquidity ratios are basically as follows, broken down by the type of issuer:

                  Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                  Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                  Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

         - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

         - The issuer has access to at least two additional channels of borrowing.

         - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

         - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

         -        The reliability and quality of management are unquestioned.

                                     PART C


                                OTHER INFORMATION

                                Fortis Money Fund
                       Fortis Tax Free National Portfolio
                       Fortis Tax Free Minnesota Portfolio
                     Fortis U.S. Government Securities Fund
                          Fortis Strategic Income Fund
                           Fortis High Yield Portfolio
                        Fortis Asset Allocation Portfolio
                                Fortis Value Fund
                           Fortis Growth & Income Fund
                               Fortis Capital Fund
                               Fortis Growth Fund
                      Fortis Capital Appreciation Portfolio

                                each a series of
                            Fortis Series Fund, Inc.




ITEM 23.          EXHIBITS
--------          --------
                  (a)          Articles of Amendment and Restatement

                  (b)          By-Laws

                  (c)          Not applicable

                  (d)(i)       Investment Management Agreement

                  (d)(ii)      Investment Sub-Advisory Agreement with HIMCO

                  (d)(iii)     Investment Sub-Advisory Agreement with Wellington Management

                  (e)(i)       Principal Underwriting Agreement

                  (e)(ii)      Form of The Hartford Funds, Inc. Selling Agreement

                  (f)          Not Applicable

                  (g)          Custodian Contract

                  (h)          Not Applicable

                  (i)          Legal Opinion

                  (j)          Consent of KPMG LLP

                  (k)          Not Applicable

                  (l)          Not Applicable

                  (m)          Rule 12b-1 Plan

                  (n)          Rule 18f-3 Plan

                  (p)(i)       Code of Ethics of HL Investment Advisors, LLC, et al.

                  (p)(ii)      Wellington Management Company, LLP, et al., Code of
                               Ethics

                  (q)          Power of Attorney

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Any persons directly or indirectly under common control with the Company are affiliates of, and are controlled by, Hartford Financial Services Group, Inc. ("The Hartford"). Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford filed on March 23, 2001.

ITEM 25. INDEMNIFICATION

         Article V, paragraph (f) of the Registrant's Articles of Amendment and Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant's board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

         Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty;
(ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

         Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

         Section 2-418 further provides that indemnification provided for by
Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court or appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Hartford Investment Financial Services Company serves as investment manager to each Fund included in this Registration Statement.

                                   Position with Hartford Investment
Name                               Financial Services Company                   Other Business
----                               --------------------------                   --------------
Lowndes A. Smith                   President and Chief Executive Officer        President and Chief Executive
                                                                                Officer of Hartford Life, Inc.
                                                                                ("H.L. Inc.") (1)

Thomas M. Marra                    Executive Vice President - Sales and         Chief Operating Officer of H.L. Inc.
                                   Distribution

David M. Znamierowski              Senior Vice President -- Investments         Senior Vice President and Chief
                                                                                Investment Officer of H.L. Inc.

Peter W. Cummins                   Senior Vice President - Sales and            Senior Vice President of H.L. Inc.
                                   Distribution

Andrew W. Kohnke                   Senior Vice President - Investments          Managing Director of Hartford
                                                                                Investment Management Company
                                                                                ("HIMCO") (2)

Christine H. Repasy                Senior Vice President, Secretary and         General Counsel of H.L. Inc.
                                   General Counsel

David Foy                          Senior Vice President and Treasurer          Chief Financial Officer of H.L. Inc.

George R. Jay                      Controller                                   Assistant Vice President of H.L. Inc.

David N. Levenson                  Vice President                               Vice President of H.L. Inc.

David A. Carlson                   Vice President and Director of Taxes         Vice President and Director of Taxes
                                                                                of H.L. Inc.

Mark E. Hunt                       Vice President                               Vice President of Hartford Life
                                                                                Insurance Company ("HLIC") (1)

-------------------
(1) The principal business address for H.L. Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.

ITEM 27. PRINCIPAL UNDERWRITERS

         Hartford Investment Financial Services Company ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is the investment manager and principal underwriter for the following portfolios, each of which is a series of The Hartford Mutual Funds, Inc:


                  The Hartford International Opportunities Fund
                        The Hartford Global Leaders Fund
                         The Hartford Midcap Value Fund
                             The Hartford Value Fund
                             The Hartford Focus Fund
                             The Hartford Stock Fund
                         The Hartford Focus Growth Fund
                       The Hartford Growth and Income Fund
                      The Hartford Dividend and Growth Fund
                           The Hartford Advisers Fund
                          The Hartford High Yield Fund
                     The Hartford Bond Income Strategy Fund
                         The Hartford Money Market Fund


         The directors and principal officers of HIFSCO and their positions with HIFSCO and the Registrant are set forth below:

    Name and Principal
     Business Address*                                  Positions with Offices with Underwriter
    ------------------                                  ---------------------------------------
Lowndes A. Smith                               President and Chief Executive Officer

Thomas M. Marra                                Executive Vice President - Sales and Distribution

David M. Znamierowski                          Senior Vice President - Investments; President, Fortis
                                               Series Fund, Inc.

Peter W. Cummins                               Senior Vice President - Sales and Distribution

Andrew W. Kohnke                               Senior Vice President - Investments

Christine H. Repasy                            Senior Vice President, Secretary and General Counsel

David Foy                                      Senior Vice President and Treasurer

George R. Jay                                  Controller

David N. Levenson                              Vice President

David A. Carlson                               Vice President and Director of Taxes

Mark E. Hunt                                   Vice President

-------------------
* Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant at 500 Bielenberg Drive, Woodbury, Minnesota, 55125.

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30th day of November, 2001.


                                       FORTIS SERIES FUND, INC.


                                       By: /s/  David M. Znamierowski
                                          --------------------------------------
                                           David M. Znamierowski
                                           Its: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                    Signature                                         Title                             Date
                    ---------                                         -----                             ----
    /s/ David M. Znamierowski                          President (principal executive
--------------------------------------------           officer)                                         November 30, 2001
David M. Znamierowski

    /s/ Tamara L. Fagely                               Treasurer (principal financial and
--------------------------------------------           accounting officer)                              November 30, 2001
Tamara L. Fagely

         *
--------------------------------------------
Allen R. Freedman                                                    Director

         *
--------------------------------------------
Dr. Robert M. Gavin                                                  Director

         *
--------------------------------------------
Jean L. King                                                         Director

         *
--------------------------------------------
Phillip O. Peterson                                                  Director

         *
--------------------------------------------
Robb L. Prince                                                       Director


                    Signature                                         Title                             Date
                    ---------                                         -----                             ----
         *
--------------------------------------------
Leonard J. Santow                                                    Director

         *
--------------------------------------------
Noel F. Schenker                                                     Director

         *
--------------------------------------------
Dr. Lemma W. Senbet                                                  Director

         *
--------------------------------------------
Joseph M. Wikler                                                     Director


--------------------------------------------
David M. Znamierowski                                                Director                          November 30, 2001




/s/ David M. Znamierowski
----------------------------------------
By: David M. Znamierowski                                            Director                          November 30, 2001
Attorney-in-fact